UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA EXTENDED MARKET INDEX FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
JUNE 30, 2008

[LOGO OF USAA]
   USAA(R)

                              USAA EXTENDED MARKET
                                   INDEX Fund

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

                              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JUNE 30, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                  2

MANAGER'S COMMENTARY                                                        4

FUND RECOGNITION                                                            7

INVESTMENT OVERVIEW                                                         8

FINANCIAL INFORMATION

   USAA EXTENDED MARKET INDEX FUND:

      Financial Statements                                                 13

      Financial Highlights                                                 16

      Notes to Financial Statements                                        17

EXPENSE EXAMPLE                                                            23

ADVISORY AGREEMENT                                                         25

MASTER EXTENDED MARKET INDEX SERIES:

      Schedule of Investments                                              32

      Financial Statements                                                 78

      Financial Highlights                                                 81

      Notes to Financial Statements                                        82

      Advisory Agreements                                                  89

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "
                                     WEALTH GENERALLY IS CREATED OVER A LIFETIME
                                    OF HARD WORK, DILIGENT SAVING AND INVESTING,
[PHOTO OF CHRISTOPHER W. CLAUS]       WHICH INCLUDES ADDING TO INVESTMENTS WHEN
                                                  PRICES ARE LOW.
                                                         "

                                                                       July 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. But is it as hazardous as the media would have us believe? Is it time to stop investing in stocks? In my opinion, the answer is no. What's more, I think that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. With the major stock indexes down by more than 20% at the time of this writing, investors officially are in a bear market. The downturn in the housing markets, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         I believe the day of reckoning has finally arrived for the consumer. For years, Americans put thousands of dollars on credit cards and saved little. But recent events have forced many of them to change their habits. As banks tighten their lending and credit standards, people are managing their debt more carefully and even may start saving more. Soaring oil prices have Americans driving less, switching to hybrid vehicles, joining car pools, and making greater use of public transportation.

         These societal shifts could turn out to be permanent. Although the adjustment may be painful at first, I believe the country will benefit in the long run. This nation of innovators is already looking for ways to develop alternative fuels and design new modes of transportation, efforts which may bring attractive investment opportunities.

 . . . C O N T I N U E D
========================--------------------------------------------------------


         The current downturn also offers opportunities. Wealth generally is created over a lifetime of hard work, diligent saving and investing, which includes adding to investments when prices are low. If you are a long-term investor, know your risk tolerance, and have a suitable asset allocation strategy, consider taking advantage of current low share prices. Under the circumstances, investing a set amount each month - or dollar-cost averaging - could be a prudent approach.

         Index investing remains a sensible equity strategy for long-term investors who are willing to let their money work for them over multiple market cycles. While index investors experience downturns similar to the index, they will also participate in any rebound.
         Diversification and low expenses are two other benefits of an index fund.

         This downturn may be difficult, but longer term investors may be well-positioned to wait it out. Patience, as always, is essential. We believe that we have one of the finest teams of index fund managers in the business, and you can rest assured that they will continue to work hard on your behalf. If you are concerned or want to revisit your investment plan, our investment representatives stand ready to help you
         - at no charge.

         Thank you once again for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

         For the six-month period ended June 30, 2008, the USAA Extended Market Index Fund met its objective of closely tracking the return of its benchmark, the Dow Jones Wilshire 4500 Completion Index (Full Cap). For the semiannual period ended June 30, 2008, the index returned -8.45%, while the USAA Extended Market Index Fund returned -8.51%.

PERFORMANCE ANALYSIS

         U.S. equity markets finished in negative territory for the first six months of 2008. Shares of growth companies significantly outperformed their value counterparts across all market capitalizations.

         The predominant issues in financial headlines throughout most of 2007 - problems with subprime mortgages and the resulting credit crunch - intensified during the first quarter of 2008. Later in the reporting period, fears that record-high oil and gasoline prices and the threat of inflation would bring on a recession also weighed heavily on the U.S. equity market.

         Aggressive Federal Reserve Board (Fed) action has been unable to relieve credit market strains significantly: The U.S. economy is in or near a recession; the dollar is slumping; the equity market recently hit new cyclical lows; and a major Wall Street firm has failed. Crisis environments create opportunities, and the panic flight to safety has led to pockets of good value in the equity markets. The economy is weak, but the picture is not universally gloomy. Companies so far have avoided wholesale layoffs; consequently, employment and real incomes are still above year-ago levels. That could change if an ongoing credit squeeze eventually forces companies to be more aggressive about cutting costs. A marked weakening in the labor market would pull the rug out
         from   consumer   spending   and   trigger  a  new  wave  of   mortgage
         delinquencies.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Although the economy remains weak, with consumer confidence as measured by the University of Michigan Consumer Sentiment Survey reaching the lowest point since May 1980, it has so far avoided a recession. The Fed reacted to market and economic weakness by cutting the target federal funds rate in four increments totaling 225 basis points, from 4.25% to 2.00% between January 22, 2008, and April 30, 2008. Following its June 25 meeting at which it left the rate unchanged, the Federal Open Market Committee noted that "[t]he substantial easing of monetary policy to date, combined with ongoing measures to foster market liquidity, should help to promote moderate growth over time. Although downside risks to growth remain, they appear to have diminished somewhat, and the upside risks to inflation and inflation expectations have increased."

         The most recent data from the U.S. Department of Labor's Bureau of Labor Statistics indicated that the U.S. unemployment rate was 5.5% in June 2008, unchanged from the rate in May. However, non-farm payroll employment fell by 62,000 during the month, with total employment declining by 155,000.

         Recent economic data have fueled inflation concerns. According to the labor department, the Consumer Price Index (CPI) rose at a seasonally adjusted rate of 0.6% in May 2008, followed by a 1.1% increase in June. Over the same period, the index for energy increased 4.4%, with another steep increase of 6.6% in June. The overall CPI advanced at an unadjusted rate of 4.2% over the preceding 12-month period.

         The U.S. gross domestic product (GDP) grew at an annualized rate of 1.0% in the first quarter of 2008, according to the Bureau of Economic Analysis of the Department of Commerce. This outpaced the 0.6% rise in the GDP during the fourth quarter of 2007. The uptick in the GDP growth rate for the first quarter

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         resulted primarily from an increase in inventory investment, while a deceleration in personal consumption expenditures had a negative impact.

         We will continue monitoring economic conditions and how they affect financial markets as we seek to track the performance of the index closely.

         INFORMATION IS AS OF JUNE 30, 2008. THE FUND IS ACTIVELY MANAGED, AND ITS CHARACTERISTICS WILL VARY. THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH, OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER, OR SOLICITATION TO BUY OR SELL ANY SECURITIES OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF JUNE 30, 2008, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NON-PROPRIETARY SOURCES DEEMED BY BLACKROCK TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER.

         (C)2008 BLACKROCK, INC. ALL RIGHTS RESERVED.

 F  U  N  D
===========---------------------------------------------------------------------
            RECOGNITION

USAA EXTENDED MARKET INDEX FUND

                             LIPPER LEADER (OVERALL)

                                       [5]
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 279 funds within the Lipper Mid-Cap Core Funds category for the overall period ended June 30, 2008. The Fund received a Lipper Leader rating for Expense among 279 and 223 funds for the three- and five-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2008.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EXTENDED MARKET INDEX FUND (Ticker Symbol: USMIX)

OBJECTIVE
--------------------------------------------------------------------------------

Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap).

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio or the Series), which is a separate fund advised by BlackRock Advisors, LLC, with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones Wilshire 4500 Completion Index (Full Cap).

------------------------------------------------------------------------------------------
                                          6/30/08                           12/31/07
------------------------------------------------------------------------------------------
Net Assets                            $291.2 Million                     $310.2 Million
Net Asset Value Per Share                 $12.04                             $13.16

-----------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/08
-----------------------------------------------------------------------------
12/31/07 TO 6/30/08*    1 YEAR       5 YEARS      SINCE INCEPTION ON 10/27/00
      -8.51%            -12.18%      11.83%                   4.80%

---------------------------------------
          EXPENSE RATIO**
---------------------------------------
Before Reimbursement         0.79%
After Reimbursement          0.50%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO, WHICH INCLUDES EXPENSES OF THE EXTENDED MARKET PORTFOLIO, REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.50%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                 [CHART OF   CUMULATIVE PERFORMANCE COMPARISON]

                                   DOW JONES WILSHIRE             USAA EXTENDED
                                    4500 COMPLETION                MARKET INDEX
                                    INDEX (FULL CAP)                   FUND
                                   ------------------             -------------
10/31/00                               $10,000.00                   $10,000.00
11/30/00                                 8,295.46                     8,500.00
12/31/00                                 8,831.17                     9,000.00
01/31/01                                 9,301.95                     9,375.00
02/28/01                                 8,165.58                     8,336.54
03/31/01                                 7,418.83                     7,653.85
04/30/01                                 8,214.29                     8,413.46
05/31/01                                 8,409.09                     8,596.15
06/30/01                                 8,474.03                     8,634.62
07/31/01                                 8,068.18                     8,269.23
08/31/01                                 7,678.57                     7,884.62
09/30/01                                 6,688.31                     6,884.62
10/31/01                                 7,045.46                     7,230.77
11/30/01                                 7,597.40                     7,788.46
12/31/01                                 8,003.25                     8,187.68
01/31/02                                 7,857.14                     8,040.60
02/28/02                                 7,629.87                     7,815.07
03/31/02                                 8,149.35                     8,344.57
04/30/02                                 8,068.18                     8,246.52
05/31/02                                 7,889.61                     8,050.41
06/30/02                                 7,353.90                     7,501.29
07/31/02                                 6,639.61                     6,765.87
08/31/02                                 6,672.08                     6,805.09
09/30/02                                 6,217.53                     6,344.23
10/31/02                                 6,428.57                     6,559.95
11/30/02                                 6,866.88                     7,001.21
12/31/02                                 6,574.68                     6,697.70
01/31/03                                 6,428.57                     6,549.95
02/28/03                                 6,266.23                     6,392.36
03/31/03                                 6,363.64                     6,490.85
04/30/03                                 6,899.35                     7,032.58
05/31/03                                 7,548.70                     7,712.20
06/30/03                                 7,727.27                     7,879.64
07/31/03                                 8,084.42                     8,234.23
08/31/03                                 8,425.33                     8,578.96
09/30/03                                 8,327.92                     8,460.77
10/31/03                                 8,961.04                     9,110.84
11/30/03                                 9,269.48                     9,416.17
12/31/03                                 9,464.29                     9,607.34
01/31/04                                 9,805.20                     9,933.86
02/29/04                                 9,967.53                    10,111.95
03/31/04                                10,016.24                    10,161.42
04/30/04                                 9,610.39                     9,735.97
05/31/04                                 9,756.50                     9,884.38
06/30/04                                10,016.24                    10,151.53
07/31/04                                 9,448.05                     9,587.56
08/31/04                                 9,464.29                     9,587.56
09/30/04                                 9,837.66                     9,963.54
10/31/04                                10,064.94                    10,171.32
11/30/04                                10,746.75                    10,863.92
12/31/04                                11,217.53                    11,328.97
01/31/05                                10,844.16                    10,946.30
02/28/05                                11,038.96                    11,147.71
03/31/05                                10,844.16                    10,966.44
04/30/05                                10,487.01                    10,593.85
05/31/05                                11,103.90                    11,218.20
06/30/05                                11,461.04                    11,570.66
07/31/05                                12,094.16                    12,195.01
08/31/05                                11,948.05                    12,054.03
09/30/05                                12,029.22                    12,124.52
10/31/05                                11,769.48                    11,862.69
11/30/05                                12,321.43                    12,436.69
12/31/05                                12,368.74                    12,474.81
01/31/06                                13,149.35                    13,258.35
02/28/06                                13,019.48                    13,144.94
03/31/06                                13,522.73                    13,639.81
04/30/06                                13,571.43                    13,691.36
05/31/06                                13,035.72                    13,114.01
06/30/06                                13,051.95                    13,134.63
07/31/06                                12,678.57                    12,763.48
08/31/06                                12,970.78                    13,031.54
09/30/06                                13,116.88                    13,175.87
10/31/06                                13,766.24                    13,825.39
11/30/06                                14,285.72                    14,330.57
12/31/06                                14,350.65                    14,384.92
01/31/07                                14,837.66                    14,860.46
02/28/07                                14,756.50                    14,774.00
03/31/07                                14,918.83                    14,925.30
04/30/07                                15,259.74                    15,260.34
05/31/07                                15,892.86                    15,897.99
06/30/07                                15,698.05                    15,692.64
07/31/07                                15,048.70                    15,011.76
08/31/07                                15,178.57                    15,152.26
09/30/07                                15,665.59                    15,627.80
10/31/07                                16,185.07                    16,124.95
11/30/07                                15,243.51                    15,184.68
12/31/07                                15,178.57                    15,062.59
01/31/08                                14,188.31                    14,078.26
02/29/08                                13,928.57                    13,792.12
03/31/08                                13,652.60                    13,517.42
04/30/08                                14,383.12                    14,261.39
05/31/08                                15,048.70                    14,902.35
06/30/08                                13,896.11                    13,780.67

                                   [END CHART]

         DATA FROM 10/31/00* THROUGH 6/30/08.

         SEE NEXT PAGE FOR BENCHMARK DEFINITION.

         *THE PERFORMANCE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX IS CALCULATED FROM THE END OF THE MONTH, OCTOBER 31, 2000, WHILE THE DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX IS OCTOBER 27, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The graph on page 9 illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones Wilshire 4500 Completion Index (Full Cap), which is a market-capitalization-weighted index of approximately 4,700 U.S. equity securities. It includes all the stocks in the Dow Jones Wilshire 5000 Composite Index (Full Cap) except for stocks included in the S&P 500 Index.

         DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) IS A SERVICE MARK OF DOW JONES & COMPANY, INC. AND WILSHIRE ASSOCIATES INCORPORATED. NEITHER DOW JONES NOR WILSHIRE HAS ANY RELATIONSHIP TO THE FUND OTHER THAN THE LICENSING AND SUBLICENSING OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUND. o DOW JONES AND WILSHIRE DO NOT SPONSOR, ENDORSE, SELL, OR PROMOTE THE FUND; RECOMMEND THAT ANY PERSON INVEST IN THE FUND OR ANY OTHER SECURITIES; HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT, OR PRICING OF THE FUND; HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT, OR MARKETING OF THE FUND; CONSIDER THE NEEDS OF THE FUND OR THE OWNERS OF THE FUND IN DETERMINING, COMPOSING, OR CALCULATING THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP), OR HAVE ANY OBLIGATION TO DO SO.

         NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY, NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT: THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNER OF THE FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP); THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ANY RELATED DATA; THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND/OR ITS RELATED DATA; NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL
         CAP) OR RELATED DATA; UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR. o THE LICENSING AGREEMENT BETWEEN BLACKROCK ADVISORS, LLC (OR ITS PREDECESSOR), DOW JONES, AND WILSHIRE, AND THE SUBLICENSING AGREEEMENT BETWEEN THE FUND AND BLACKROCK ADVISORS, LLC (OR ITS PREDECESSOR), ARE SOLELY FOR THE BENEFIT OF THE PARTIES TO THESE AGREEMENTS AND NOT FOR THE BENEFIT OF THE OWNERS OF THE USAA EXTENDED MARKET INDEX FUND OR ANY OTHER THIRD PARTIES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------
        TOP 10 HOLDINGS AS OF 6/30/08
             (% of Net Assets)
-----------------------------------------------
Berkshire Hathaway, Inc. Class A         4.0%
Visa, Inc. Class A                       1.2%
Genentech, Inc.                          1.1%
Accenture Ltd. Class A                   0.8%
Mosaic Co.                               0.7%
Mastercard, Inc. Class A                 0.6%
Ultra Petroleum Corp.                    0.5%
Bunge Ltd.                               0.4%
Liberty Media Corp. -
   Entertainment Class A                 0.4%
McDermott International, Inc.            0.4%
-----------------------------------------------

-----------------------------------------------
        TOP 10 INDUSTRIES AS OF 6/30/08
             (% of Net Assets)
-----------------------------------------------
Miscellaneous Finance                   10.3%
Business Services                       10.0%
Drugs & Medicine                         8.9%
Electronics                              7.6%
Energy & Raw Materials                   6.4%
Domestic Oils                            6.0%
Producer Goods                           5.1%
Energy & Utilities                       5.0%
Real Property                            4.9%
Insurance                                3.4%
-----------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE MASTER EXTENDED MARKET INDEX SERIES (THE SERIES) OWNS ON PAGES 32-77.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

              ASSET ALLOCATION*
                 6/30/2008

                         [PIE CHART OF ASSET ALLOCATION]

Miscellaneous Finance                   10.3%
Business Services                       10.0%
Drugs & Medicine                         8.9%
Electronics                              7.6%
Energy & Raw Materials                   6.4%
Domestic Oils                            6.0%
Producer Goods                           5.1%
Energy & Utilities                       5.0%
Real Property                            4.9%
Insurance                                3.4%
Banks                                    3.1%
Chemicals                                2.5%
Retail                                   2.3%
Food & Agriculture                       2.2%
Construction                             2.0%
Media                                    2.0%
Telephone                                2.0%
Other**                                 25.5%

         *PERCENTAGES ARE OF THE NET ASSETS OF THE SERIES, NOT OF THE NET ASSETS
          OF THE FUND.

         **INDUSTRIES  WITH  LESS  THAN  2.0%  OF THE  SERIES'  NET  ASSETS  AND
           SHORT-TERM SECURITIES.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

ASSETS
  Investment in Master Extended Market Index Series, at fair value              $291,186,172
  Receivable for capital shares sold                                                 526,068
  Receivable due from USAA Investment Management
     Company (Note 4B)                                                                70,028
                                                                                ------------
     Total assets                                                                291,782,268
                                                                                ------------
LIABILITIES
  Payable for purchase in Master Extended Market Index Series                         59,137
  Payable for capital shares redeemed                                                466,931
  Accrued transfer agency fees                                                        14,519
  Other accrued expenses and payables                                                 58,963
                                                                                ------------
     Total liabilities                                                               599,550
                                                                                ------------
        Net assets applicable to capital shares outstanding                     $291,182,718
                                                                                ============

NET ASSETS CONSIST OF:
  Paid-in capital                                                               $281,393,526
  Accumulated undistributed net investment income                                  1,297,130
  Accumulated net realized gain from investments and
     futures transactions                                                          8,153,930
  Net unrealized appreciation on investments and futures contracts                   338,132
                                                                                ------------
        Net assets applicable to capital shares outstanding                     $291,182,718
                                                                                ============
  Capital shares outstanding                                                      24,193,140
                                                                                ============
  Net asset value, redemption price, and offering price per share               $      12.04
                                                                                ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE MASTER EXTENDED MARKET INDEX SERIES (THE SERIES) ATTACHED.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

USAA EXTENDED MARKET INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
     Dividends (net of $1,476 foreign withholding tax)                          $  1,660,800
     Interest from affiliates                                                        117,151
     Securities lending - net                                                        297,220
                                                                                ------------
         Total income                                                              2,075,171
            Expenses                                                                (141,729)
                                                                                ------------
  Net allocated investment income                                                  1,933,442
                                                                                ------------
FUND EXPENSES
  Administration and servicing fees                                                  551,748
  Transfer agent's fees                                                              437,412
  Custody and accounting fees                                                          1,747
  Shareholder reporting fees                                                          18,399
  Postage                                                                             26,371
  Trustees' fees                                                                       5,470
  Registration fees                                                                   17,843
  Professional fees                                                                   30,831
  Other                                                                                4,973
                                                                                ------------
     Total Fund expenses before reimbursement                                      1,094,794
  Expenses paid indirectly                                                              (352)
  Expenses reimbursed                                                               (510,253)
                                                                                ------------
     Total Fund expenses after reimbursement                                         584,189
                                                                                ------------
NET INVESTMENT INCOME                                                              1,349,253
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS ALLOCATED
FROM MASTER EXTENDED MARKET INDEX SERIES
  Net realized gain from investment transactions                                   8,291,463
  Net realized gain from futures transactions                                        249,052
  Net change in unrealized appreciation/depreciation on
     investments and futures contracts                                           (36,925,509)
                                                                                ------------
         Net allocated realized and unrealized loss on
            investments and futures contracts                                    (28,384,994)
                                                                                ------------
  Decrease in net assets from operations                                        $(27,035,741)
                                                                                ============

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 2007

                                                                     6/30/2008      12/31/2007
                                                                  ----------------------------
FROM OPERATIONS
   Net investment income                                          $  1,349,253    $  2,747,358
   Net realized gain from investment transactions                    8,291,463      13,632,382
   Net realized gain from futures transactions                         249,052         177,572
   Net change in unrealized depreciation
      on investments and futures contracts                         (36,925,509)     (4,947,353)
                                                                  ----------------------------
Net increase (decrease) in net assets from operations              (27,035,741)     11,609,959
                                                                  ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                     -      (2,855,233)
   Net realized gains                                                        -     (14,738,933)
                                                                  ----------------------------
      Distributions to shareholders                                          -     (17,594,166)
                                                                  ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        42,035,726     110,533,129
   Reinvested dividends                                                    (60)     17,294,989
   Cost of shares redeemed                                         (33,985,266)    (64,527,917)
                                                                  ----------------------------
Net increase in net assets from capital share
   transactions                                                      8,050,400      63,300,201
                                                                  ----------------------------
Capital contribution from USAA Transfer
   Agency Company                                                            -           8,480
                                                                  ----------------------------
Net increase (decrease) in net assets                              (18,985,341)     57,324,474
NET ASSETS
   Beginning of period                                             310,168,059     252,843,585
                                                                  ----------------------------
   End of period                                                  $291,182,718    $310,168,059
                                                                  ============================
Accumulated undistributed (overdistribution of)
   net investment income
   End of period                                                  $  1,297,130    $    (52,123)
                                                                  ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       3,421,205       7,876,638
   Shares issued for reinvested dividends                                   (4)      1,291,103
   Shares redeemed                                                  (2,790,141)     (4,598,442)
                                                                  ----------------------------
Increase in shares outstanding                                         631,060       4,569,299
                                                                  ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

16

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                               YEARS ENDED DECEMBER 31,
                                -----------------------------------------------------------------------------------------------
                                    2008               2007             2006             2005              2004            2003
                                -----------------------------------------------------------------------------------------------
Net asset value at
   beginning of period          $  13.16           $  13.31         $  12.10         $  11.25          $   9.71         $  6.80
                                -----------------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income             .06                .12              .14              .08               .06             .06(d)
   Net realized and unrealized
     gain (loss) on
     investments and
     futures transactions          (1.18)               .51             1.71             1.06              1.68            2.89(d)
                                -----------------------------------------------------------------------------------------------
Total from investment
   operations                      (1.12)               .63             1.85             1.14              1.74            2.95(d)
                                -----------------------------------------------------------------------------------------------
Less distributions:
   From net investment income          -               (.12)            (.14)            (.08)             (.14)           (.04)
   From realized capital gains         -               (.66)            (.50)            (.21)             (.06)              -
                                -----------------------------------------------------------------------------------------------
Total distributions                    -               (.78)            (.64)            (.29)             (.20)           (.04)
                                -----------------------------------------------------------------------------------------------
Net asset value at end of
   period                       $  12.04           $  13.16         $  13.31         $  12.10          $  11.25         $  9.71
                                ===============================================================================================
Total return (%)*                  (8.51)              4.71(c)         15.31            10.11             17.92           43.44
Net assets at end of
   period (000)                 $291,183           $310,168         $252,844         $174,199          $121,169         $71,423
Ratios to average net
   assets:**
   Expenses, including
     expenses of the
     Master Extended
     Market Index Series (%)         .50(a),(b)         .50(b),(c)       .50(b)           .50(b)            .50(b)          .50
   Expenses before
     reimbursements,
     including expenses of
     the Master Extended
     Market Index Series (%)         .85(a),(b)         .79(b)           .82(b)           .76(b)            .80(b)           .96
   Net investment income (%)         .93(a)             .92             1.23              .84               .70              .74
Portfolio turnover (%)***             21                 33               24               18                23               15

   * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
  ** For the  six-month  period  ended June 30,  2008,  average  net assets were
     $291,980,249.
 *** Represents  the  portfolio  turnover of the Master  Extended  Market  Index
     Series.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
 (c) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
 (d) Calculated using average shares.

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full
         Cap) measures the performance of all small- and mid-cap stocks included in the Dow Jones Wilshire 5000 Composite Index (Full Cap) less the stocks in the S&P 500 Index.

         USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At June 30, 2008, the Fund's investment was 95.35% of the Series.

         The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

           A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1A of the Series' financial statements included elsewhere in this report.

           B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

              unrealized gains and losses. In addition, the Fund accrues its own expenses.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended June 30, 2008, these bank credits reduced the Fund's expenses by $352.

           E. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended June 30, 2008, the Fund paid CAPCO facility fees of $102, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

         Effective January 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of June 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. ADMINISTRATION AND SERVICING FEES - The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $551,748.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2008, the Fund reimbursed the Manager $2,123 for these legal and tax services.

              Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the six-month period ended June 30, 2008, the Manager incurred subadministration fees, paid or payable to BlackRock, of $20,679.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

           B. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2008, the Fund incurred reimbursable expenses of $510,253, of which $70,028 was receivable from the Manager.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $437,412.

           D. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           E. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

           B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS
              161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

24

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING              ENDING             DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE        JANUARY 1, 2008 -
                                   JANUARY 1, 2008        JUNE 30, 2008         JUNE 30, 2008 -
                                   -------------------------------------------------------------
Actual                                $1,000.00             $  914.90               $2.38
Hypothetical
  (5% return before expenses)          1,000.00              1,022.38                2.51

         *Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (8.51)% for the six-month period of January 1, 2008, through June 30, 2008.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         At a meeting of the Board of Trustees ("the Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (a) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (b) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (c) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and services provided by the Manager. At the meeting at which renewal of the Management Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process

26

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement included certain information previously received at such meetings.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         The Trustees took into account the fact that the Fund operates in a master-feeder structure through which the Fund invests all of its investable assets in the Extended Market Index Series (the "Master Fund"), a separate registered investment company advised by BlackRock Advisors, LLC (the "Adviser").

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. The Board noted that the Manager receives no investment advisory fee for serving as the investment adviser to the Fund so long as the Fund is operated in a master-feeder structure. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         services necessary for the operation of the Fund and the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Adviser to the Master Fund. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Master Fund's operations and of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Management Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads

28

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         or with front-end loads), asset size, and expense components (the "expense group"). Among other data, the Board noted that the Fund's management fee rate - which reflects the advisory fee paid by the Master Fund to the Adviser as well as administrative services provided to the Fund by the Manager and its affiliates and the effects of any reimbursements - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board noted that the Manager does not receive an advisory fee from the Fund for the services that it provides under the Management Agreement. The Trustees took into account that the management fee and total expenses reflected both the expenses of the Fund as well as those of the Master Fund and that the Master Fund's advisory fee was below the median of the Fund's expense group. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board also took into account the various services provided to the Fund by the Manager and its affiliates. The Trustees also noted the high level of correlation between the Fund and its corresponding index and the relatively low tracking error between the two, and noted that it reviews such information on a quarterly basis. The Trustees also noted management's discussion of the peer group of the Fund.


         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings detailed information about the Fund's and the Master Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2007, and exceeded the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2007, and was in the top 50% of its performance universe for the three- and five-year periods ended December 31, 2007. The Board took into account management's discussion of the Fund's performance, including the Fund's high level of correlation between the Fund's performance and its corresponding index.

         COMPENSATION AND PROFITABILITY. The Board noted that the Manager does not receive an advisory fee from the Fund under the Management Agreement. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed the Fund for expenses. In reviewing the overall profitability of the Fund to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Manager does not receive any advisory fees under the Management

30

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         Agreement and that the management fee reflects the advisory fee paid at the Master Fund level to the Master Fund's Adviser. The Board determined that the current fee structure was reasonable. The Board also considered the effects of the Fund's growth and size on the Fund's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (a) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement;
         (b) the Manager maintains an appropriate compliance program; (c) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (d) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and
         (e) the Manager's level of profitability, if any, from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the interests of the Fund and its shareholders.

                            Semiannual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

32

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
COMMON STOCKS
  AEROSPACE - 0.9%
  2,400     AeroVironment, Inc.(a)                                   $     65,232
    200     Aerosonic Corp.(a)                                                616
  2,400     Argon ST, Inc.(a)                                              59,520
  1,000     Astronics Corp.(a)                                             13,910
  5,100     Crane Co.                                                     196,503
  1,600     Cubic Corp.                                                    35,648
  3,433     DRS Technologies, Inc.                                        270,246
  2,700     ESCO Technologies, Inc.(a)                                    126,684
  2,200     EnPro Industries, Inc.(a)                                      82,148
  3,000     Esterline Technologies Corp.(a)                               147,780
 12,500     Garmin Ltd.(b)                                                535,500
  4,100     GenCorp, Inc.(a)                                               29,356
  1,792     Heico Corp. Class A                                            47,631
  2,700     KVH Industries, Inc.(a)                                        22,491
  2,300     Kaman Corp. Class A                                            52,348
 18,200     SAIC, Inc.(a)                                                 378,742
  5,900     SatCon Technology Corp.(a)                                     16,756
     50     Spacehab, Inc.(a)                                                  29
 10,200     Spirit Aerosystems Holdings, Inc. Class A(a)                  195,636
  2,700     Teledyne Technologies, Inc.(a)                                131,733
 11,434     Trimble Navigation Ltd.(a)                                    408,194
  3,800     Veeco Instruments, Inc.(a)                                     61,104
                                                                     ------------
                                                                        2,877,807
                                                                     ------------
  AIR TRANSPORT - 0.4%
  2,500     AAR Corp.(a)                                                   33,825
 25,100     AMR Corp.(a),(c)                                              128,512
 12,300     AirTran Holdings, Inc.(a),(b)                                  25,092
  5,600     Aircastle Ltd.(b)                                              47,096
  3,700     Alaska Air Group, Inc.(a)                                      56,758
  2,300     Allegiant Travel Co.(a)                                        42,757
  1,500     Atlas Air Worldwide Holdings, Inc.(a)                          74,190
  1,200     Aviation General, Inc.(a)                                           -
  9,970     Continental Airlines, Inc. Class B(a)                         100,797
 25,400     Delta Air Lines, Inc.(a)                                      144,780
  1,600     ExpressJet Holdings, Inc.(a)                                      880
    700     Great Lakes Aviation Ltd.(a)                                    1,449
  5,602     Hawaiian Holdings, Inc.(a)                                     38,934
 18,175     JetBlue Airways Corp.(a),(b)                                   67,793
  1,600     LMI Aerospace, Inc.(a)                                         28,112
  1,400     MAIR Holdings, Inc.(a)                                          5,670
  2,000     Mesa Air Group, Inc.(a)                                         1,020
 20,300     Northwest Airlines Corp.(a)                                   135,198
  1,900     PHI, Inc.(a)                                                   76,323
  3,100     Pinnacle Airlines Corp.(a)                                      9,796
  1,900     Republic Airways Holdings, Inc.(a)                             16,454
  4,500     SkyWest, Inc.                                                  56,925
  2,500     TransDigm Group, Inc.(a)                                       83,975
 12,930     UAL Corp.(b)                                                   67,495
  9,559     US Airways Group, Inc.(a)                                      23,898
    200     Vanguard Airlines, Inc.(a)                                          -
                                                                     ------------
                                                                        1,267,729
                                                                     ------------


  APPAREL - 0.9%
  6,425    Aeropostale, Inc.(a)                                           201,295
  3,400    Ashworth, Inc.(a)                                               11,866
  3,150    bebe Stores, Inc.                                               30,272
  2,700    Brown Shoe Co., Inc.                                            36,585
  1,550    The Buckle, Inc.                                                70,882
  2,300    Cache, Inc.(a)                                                  24,610
  3,900    Carter's, Inc.(a)                                               53,898
  1,400    Cherokee, Inc.                                                  28,210
  1,600    Citi Trends, Inc.(a)                                            36,256
  1,500    Columbia Sportswear Co.                                         55,125
  8,600    Crocs, Inc.(a),(b)                                              68,886
  1,300    Deckers Outdoor Corp.(a)                                       180,960
    900    Dixie Group, Inc.(a)                                             5,922
    900    Escalade, Inc.                                                   4,869
    600    Finlay Enterprises, Inc.(a)                                        258
  5,017    Fossil, Inc.(a)                                                145,844
  1,200    G-III Apparel Group, Ltd.(a)                                    14,808
  3,100    GSI Commerce, Inc.(a)                                           42,253
  5,800    Guess?, Inc.                                                   217,210
  2,100    Hartmarx Corp.(a)                                                4,557
  3,700    Heelys, Inc.(a)                                                 15,022
  5,981    Iconix Brand Group, Inc.(a)                                     72,250

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  5,200     J. Crew Group, Inc.(a)                                   $    171,652
  2,300     Joe's Jeans, Inc.(a)                                            2,553
  1,956     Jos. A. Bank Clothiers, Inc.(a),(b)                            52,323
  3,200     K-Swiss, Inc. Class A                                          47,040
  2,200     Kenneth Cole Productions, Inc. Class A                         27,940
    500     Lacrosse Footwear, Inc.                                         7,315
  1,600     Maidenform Brands, Inc.(a)                                     21,600
  1,200     Mothers Work, Inc.(a)                                          12,084
  2,600     New York & Co.(a)                                              23,738
  1,600     Oxford Industries, Inc.                                        30,640
  2,000     Perry Ellis International, Inc.(a)                             42,440
  5,000     Phillips-Van Heusen Corp.                                     183,100
  1,000     Phoenix Footwear Group, Inc.(a)                                 1,530
 12,500     Quiksilver, Inc.(a)                                           122,750
  1,000     Rocky Brands, Inc.(a)                                           4,830
  2,700     Skechers U.S.A., Inc. Class A(a)                               53,352
  2,400     Stage Stores, Inc.                                             28,008
  2,500     Steven Madden Ltd.(a)                                          45,950
  1,500     Superior Uniform Group, Inc.                                   12,990
    200     Tandy Brands Accessories, Inc.                                  1,102
  3,200     Timberland Co. Class A(a)                                      52,320
  2,200     True Religion Apparel, Inc.(a),(b)                             58,630
  4,000     Under Armour, Inc. Class A(a),(b)                             102,560
  3,200     Unifi, Inc.(a)                                                  8,064
  2,200     Volcom, Inc.(a)                                                52,646
  4,400     The Warnaco Group, Inc.(a)                                    193,908
    300     Weyco Group, Inc.                                               7,959
  3,800     Wolverine World Wide, Inc.                                    101,346
    300     Xerium Technologies, Inc.                                       1,188
                                                                     ------------
                                                                        2,793,396
                                                                     ------------
  BANKS - 3.1%
    200     Ameriana Bancorp                                                1,692
  1,200     American Bancorp of New Jersey                                 12,348
    400     American National Bankshares, Inc.                              7,276
  2,200     AmericanWest Bancorp                                            4,994
    720     Ameris Bancorp                                                  6,264
    700     Ames National Corp.                                            11,606
    470     Arrow Financial Corp.                                           8,521
 11,559     Associated Banc-Corp.                                         222,973
    631     BCSB Bancorp, Inc.(a)                                           6,751
  1,000     Bancfirst Corp.                                                42,800
  1,300     Bancorp of New Jersey, Inc.(a)                                 20,150
  2,500     The Bancorp, Inc.(a)                                           19,050
  8,000     BancorpSouth, Inc.                                            139,920
  5,900     Bank Mutual Corp.                                              59,236
    781     Bank of Granite Corp.                                           5,553
  4,700     Bank of Hawaii Corp.                                          224,660
 12,400     BankAtlantic Bancorp, Inc. Class A                             21,824
  1,000     BankFinancial Corp.                                            13,010
    200     Bar Harbor Bankshares                                           5,560
  3,700     Beneficial Mutual Bancorp, Inc.(a)                             40,959
    300     Berkshire Bancorp, Inc.                                         3,996
  4,700     Boston Private Financial Holdings, Inc.                        26,649
  1,200     Bridge Bancorp, Inc.                                           25,320
  4,899     Brookline Bancorp, Inc.                                        46,785
    500     Bryn Mawr Bank Corp.                                            8,750
  2,600     CFS Bancorp, Inc.                                              30,654
    700     Camden National Corp.                                          16,296
  1,100     Capital Bank Corp.                                              9,724
    625     Capital City Bank Group, Inc.(b)                               13,600
    420     Capitol Bancorp Ltd.                                            3,767
  2,140     Capitol Federal Financial                                      80,485
  4,800     Cardinal Financial Corp.                                       30,048
    210     Carrollton Bancorp                                              2,468
  2,975     Cascade Bancorp(b)                                             22,818
  2,988     Center Bancorp, Inc.                                           26,145
    900     Center Financial Corp.                                          7,623
  1,300     Century Bancorp, Inc. Class A                                  23,075
  2,713     Chemical Financial Corp.                                       55,345
    612     Citizens & Northern Corp.                                      10,104
  8,985     Citizens Banking Corp.                                         25,338
  2,428     Citizens South Banking Corp.                                   18,331
  1,800     City Holding Co.                                               73,386
  3,900     City National Corp.                                           164,073
  2,050     CityBank                                                       17,630
    980     Clifton Savings Bancorp, Inc.                                   9,545
  1,250     CoBiz Financial, Inc.                                           8,225
 20,546     The Colonial BancGroup, Inc.(b)                                90,813
    500     Colony Bankcorp, Inc.                                           5,550

34

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,030     Columbia Banking System, Inc.                            $     39,240
    100     Comm Bancorp, Inc.                                              4,400
  5,695     Commerce Bancshares, Inc.                                     225,864
  2,100     Community Bancorp(a)                                           10,521
  3,300     Community Bank System, Inc.                                    68,046
  1,580     Community Trust Bancorp, Inc.                                  41,491
  5,800     Corus Bankshares, Inc.(b)                                      24,128
  5,340     Cullen/Frost Bankers, Inc.                                    266,199
    677     Doral Financial Corp.(a)                                        9,167
  2,500     ESSA Bancorp, Inc.                                             31,300
  7,190     East-West Bancorp, Inc.                                        50,761
  2,100     Encore Bancshares, Inc.(a)                                     32,865
  1,400     EuroBancshares, Inc.(a)                                         5,026
  8,989     F.N.B. Corp.                                                  105,897
    300     FNB United Corp.                                                2,310
    300     Farmers Capital Bank Corp.                                      5,286
  2,000     Financial Institutions, Inc.                                   32,120
  8,600     First BanCorp., Puerto Rico                                    54,524
    600     First Bancorp, North Carolina                                   7,584
  2,850     First Busey Corp.(b)                                           37,677
  3,400     First Cash Financial Services, Inc.(a)                         50,966
  1,000     First Citizens Banc Corp                                       11,320
    590     First Citizens BancShares, Inc. Class A                        82,299
  7,300     First Commonwealth Financial Corp.                             68,109
  1,200     First Community Bancshares, Inc.                               33,840
  1,200     First Federal Bancshares of Arkansas, Inc.                     10,380
  4,710     First Financial Bancorp                                        43,332
  1,866     First Financial Bankshares, Inc.                               85,481
    358     First Financial Service Corp.                                   6,465
    600     First M&F Corp.                                                 7,530
  2,115     First Merchants Corp.                                          38,387
  5,075     First Midwest Bancorp, Inc.                                    94,649
 10,789     First Niagara Financial Group, Inc.                           138,747
    600     First Regional Bancorp(a)                                       3,366
    600     First South Bancorp, Inc.                                       7,728
  3,300     First State Bancorp.                                           18,150
    400     The First of Long Island Corp.                                  7,840
  7,300     FirstMerit Corp.                                              119,063
  1,800     Fox Chase Bancorp, Inc.(a)                                     18,468
  4,300     Franklin Bank Corp.(a),(b)                                      2,623
  5,400     Frontier Financial Corp.(b)                                    46,008
 17,711     Fulton Financial Corp.                                        177,996
    661     German American Bancorp, Inc.                                   7,674
    600     Great Southern Bancorp, Inc.                                    4,872
    467     Greater Community Bancorp                                       7,528
  1,800     Greene County Bancshares, Inc.                                 25,236
  2,600     Guaranty Bancorp(a)                                             9,360
  2,833     Guaranty Financial Group, Inc.(a)                              15,213
  2,900     Hancock Holding Co.                                           113,941
  5,856     Hanmi Financial Corp.                                          30,510
  1,698     Harleysville National Corp.                                    18,950
    250     Hawthorn Bancshares, Inc.                                       6,318
  1,900     Heritage Commerce Corp.                                        18,810
    200     Home Bancshares, Inc.                                           4,496
    625     Horizon Financial Corp.                                         3,900
    300     Imperial Capital Bancorp, Inc.                                  1,719
  1,900     Independent Bank Corp./MA                                      45,296
  1,200     Indiana Community Bancorp                                      19,680
  2,200     Integra Bank Corp.                                             17,226
  2,175     Internet Capital Group, Inc.(a)                                16,813
  2,100     Intervest Bancshares Corp.                                     10,752
  6,000     Irwin Financial Corp.                                          16,140
  2,500     Jefferson Bancshares, Inc.                                     22,950
  2,300     Kearny Financial Corp.                                         25,300
  2,500     Lakeland Bancorp, Inc.                                         30,450
  1,700     Lakeland Financial Corp.                                       32,436
  1,900     Legacy Bancorp, Inc./MA                                        21,907
    250     MASSBANK Corp.                                                  9,895
    787     Macatawa Bank Corp.                                             6,296
  2,301     MainSource Financial Group, Inc.                               35,666
  1,300     Malvern Federal Bancorp, Inc.(a)                               14,079
  2,170     Mercantile Bank Corp.                                          15,581
    350     Merchants Bancshares, Inc.                                      7,858
  8,100     Metavante Technologies, Inc.(a)                               183,222
  1,000     Midwest Banc Holdings, Inc.                                     4,870
  3,460     NBT Bancorp, Inc.                                              71,311
  3,100     Nara Bancorp, Inc.                                             33,263
  8,227     National Penn Bancshares, Inc.                                109,255
  8,200     NewAlliance Bancshares, Inc.                                  102,336

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,004     Newbridge Bancorp                                        $     13,828
  2,200     North Valley Bancorp                                           14,322
    300     Northern States Financial Corp.                                 5,250
    700     Northfield Bancorp, Inc.(a)                                     7,525
    157     Norwood Financial Corp.                                         4,553
  2,000     OceanFirst Financial Corp.                                     36,100
    875     Ohio Valley Banc Corp.                                         21,875
  6,932     Old National Bancorp                                           98,850
  1,686     Old Second Bancorp, Inc.                                       19,591
  2,794     Oriental Financial Group                                       39,842
  1,660     PFF Bancorp, Inc.                                               1,793
  1,000     Pamrapo Bancorp, Inc.                                          15,480
    830     Park National Corp.(b)                                         44,737
    300     Parkvale Financial Corp.                                        6,999
    563     Peapack-Gladstone Financial Corp.                              12,369
    800     Penns Woods Bancorp, Inc.                                      24,104
    400     Pennsylvania Commerce Bancorp, Inc.(a)                          9,620
 16,917     People's United Financial, Inc.                               263,905
    363     Peoples Bancorp of North Carolina, Inc.                         3,953
    595     Peoples Bancorp, Inc.                                          11,293
  1,200     Peoples Financial Corp.                                        24,480
    880     Pinnacle Financial Partners, Inc.(a)                           17,679
 25,939     Popular, Inc.(b)                                              170,938
  2,000     Porter Bancorp, Inc.                                           30,020
  1,850     Preferred Bank                                                  9,583
  3,200     PrivateBancorp, Inc.(b)                                        97,216
  4,600     Prosperity Bancshares, Inc.                                   122,958
  4,056     Provident Bankshares Corp.                                     25,877
  4,803     Provident New York Bancorp                                     53,121
  2,700     Prudential Bancorp, Inc. of Pennsylvania                       31,023
  1,348     Republic Bancorp, Inc. Class A                                 33,161
  3,146     Republic First Bancorp, Inc.(a)                                22,840
  1,300     Rockville Financial, Inc.                                      16,328
    785     Royal Bancshares of Pennsylvania Class A                        7,387
  2,600     S&T Bancorp, Inc.                                              75,556
  6,000     S1 Corp.(a)                                                    45,420
    100     SCBT Financial Corp.                                            2,856
  3,175     SVB Financial Group(a)                                        152,749
    210     SY Bancorp, Inc.                                                4,486
  2,050     Sandy Spring Bancorp, Inc.                                     33,989
    188     Savannah Bancorp, Inc.                                          2,444
  3,370     Seacoast Banking Corp. of Florida(b)                           26,151
    450     Shore Bancshares, Inc.                                          8,424
  3,100     Signature Bank(a)                                              79,856
  1,500     Simmons First National Corp. Class A                           41,955
  8,655     The South Financial Group, Inc.(b)                             33,928
  1,652     Southside Bancshares, Inc.                                     30,463
  2,500     Southwest Bancorp, Inc.                                        28,750
    132     Southwest Georgia Financial Corp.                               2,330
    725     State Bancorp, Inc.                                             9,063
    925     StellarOne Corp.                                               13,505
  2,605     Sterling Bancorp                                               31,130
  8,025     Sterling Bancshares, Inc.                                      72,947
  1,200     Suffolk Bancorp                                                35,256
    500     Summit Financial Group, Inc.(b)                                 6,250
  1,309     Sun Bancorp, Inc.(a)                                           13,286
    250     Superior Bancorp(a)                                             2,123
  8,900     Susquehanna Bancshares, Inc.                                  121,841
 26,300     Synovus Financial Corp.(b)                                    229,599
 11,990     TCF Financial Corp.                                           144,240
 10,000     TFS Financial Corp.                                           115,900
    400     Temecual Valley Bancorp, Inc.                                   2,396
  3,300     Texas Capital Bancshares, Inc.(a)                              52,800
    632     Tompkins Trustco, Inc.                                         23,510
    600     Towne Bank                                                      9,036
    900     Trico Bancshares                                                9,855
  8,260     TrustCo Bank Corp. NY(b)                                       61,289
  5,300     Trustmark Corp.                                                93,545
 12,850     UCBH Holdings, Inc.(b)                                         28,913
  3,120     UMB Financial Corp.                                           159,962
  6,536     Umpqua Holdings Corp.(b)                                       79,282
    750     Union Bankshares Corp.                                         11,168
  5,300     UnionBanCal Corp.                                             214,226
    336     United Bancorp, Inc.                                            3,108
  4,500     United Bankshares, Inc.                                       103,275
  1,632     United Community Financial Corp.                                6,120

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,600     United Western Bancorp, Inc.                             $     20,096
    100     Univest Corp. of Pennsylvania                                   1,986
 12,742     Valley National Bancorp(b)                                    200,941
  2,625     Vineyard National Bancorp(b)                                    9,923
  3,080     Virginia Commerce Bancorp(a)                                   15,985
    900     WSFS Financial Corp.                                           40,140
    800     Washington Trust Bancorp, Inc.                                 15,760
  2,789     WesBanco, Inc.                                                 47,831
  2,200     West Coast Bancorp                                             19,074
  2,800     Westamerica Bancorp.                                          147,252
  1,300     Western Alliance Bancorp(a),(b)                                10,088
  6,725     Whitney Holding Corp.                                         123,068
  6,600     Wilmington Trust Corp.                                        174,504
  2,300     Wilshire Bancorp, Inc.                                         19,711
  2,650     Wintrust Financial Corp.                                       63,203
                                                                     ------------
                                                                        9,431,096
                                                                     ------------
  BUSINESS MACHINES - 1.1%
 32,590     3Com Corp.(a)                                                  69,091
  2,200     3D Systems Corp.(a),(b)                                        20,900
  3,700     ActivIdentity Corp.(a)                                         10,101
 15,800     Adaptec, Inc.(a)                                               50,560
  1,900     American Railcar Industries, Inc.                              31,882
  4,300     American Software Class A                                      24,252
  1,400     Analogic Corp.                                                 88,298
  2,800     Arbitron, Inc.                                                133,000
  3,500     Avocent Corp.(a)                                               65,100
  1,300     Black Box Corp.                                                35,347
  5,300     Borland Software Corp.(a)                                       7,208
    600     California First National Bancorp                               5,760
  1,750     Charles & Colvard Ltd.(a),(b)                                   1,960
    700     Communication Intelligence Corp.(a)                               141
  3,900     Concurrent Computer Corp.(a)                                    2,652
  9,200     Convera Corp.(a)                                               13,064
  2,475     Cray, Inc.(a)                                                  11,484
  5,500     Diebold, Inc.                                                 195,690
    900     Digi International, Inc.(a)                                     7,065
  3,600     Digital Lightwave, Inc.(a)                                        288
  4,100     Emageon, Inc.(a)                                                8,815
  4,551     Fair Isaac Corp.                                               94,524
  4,500     Flow International Corp.(a)                                    35,100
 12,400     Foundry Networks, Inc.(a)                                     146,568
  2,400     Hanger Orthopedic Group, Inc.(a)                               39,576
  3,100     Hypercom Corp.(a)                                              13,640
  7,200     IKON Office Solutions, Inc.                                    81,216
  3,600     Immersion Corp.(a)                                             24,516
 16,770     Integrated Device Technology, Inc.(a)                         166,694
  2,200     InterVoice, Inc.(a)                                            12,540
  1,700     iRobot Corp.(a),(b)                                            23,358
  6,000     LTX Corp.(a)                                                   13,200
  2,100     Lantronix, Inc.(a)                                              1,386
  3,200     MIPS Technologies, Inc.(a)                                     12,000
  8,200     Micros Systems, Inc.(a)                                       250,018
  6,200     Napster, Inc.(a)                                                8,804
  7,500     Network Engines, Inc.(a)                                        8,775
  3,800     Omnicell, Inc.(a)                                              50,084
  1,000     PAR Technology Corp.(a)                                         7,470
  9,826     Palm, Inc.(b)                                                  52,962
  3,585     Premiere Global Services, Inc.(a)                              52,269
  3,600     Rackable Systems, Inc.(a)                                      48,240
  1,600     Rimage Corp.(a)                                                19,824
  9,543     Salesforce.com, Inc.(a)                                       651,119
  2,700     ScanSource, Inc.(a)                                            72,252
  2,900     Sigma Designs, Inc.(a),(b)                                     40,281
  3,315     Soapstone Networks, Inc.(a)                                    12,696
    445     SumTotal Systems, Inc.(a)                                       2,083
  7,555     Sybase, Inc.(a)                                               222,268
  5,200     Tech Data Corp.(a)                                            176,228
    940     Transact Technologies, Inc.(a)                                  7,783
  6,800     VeriFone Holdings, Inc.(a),(b)                                 81,260
  3,100     White Electronic Designs Corp.(a)                              14,229
                                                                     ------------
                                                                        3,225,621
                                                                     ------------
  BUSINESS SERVICES - 10.0%
  1,000     4Kids Entertainment, Inc.(a)                                    7,410
  3,100     ABM Industries, Inc.(c)                                        68,975
  3,300     ACI Worldwide, Inc.(a)                                         58,047
  3,400     AMICAS, Inc.(a)                                                 9,656
  2,420     AMN Healthcare Services, Inc.(a)                               40,946
 11,100     Aastrom Biosciences, Inc.(a),(b)                                4,107

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
 58,700     Accenture Ltd. Class A                                   $  2,390,264
  3,700     Actuate Corp.(a)                                               14,467
     40     Adept Technology, Inc.(a)                                         390
  1,800     Administaff, Inc.                                              50,202
  2,000     Advent Software, Inc.(a)                                       72,160
  1,900     The Advisory Board Co.(a)                                      74,727
  6,960     Affymetrix, Inc.(a)                                            71,618
  3,400     Alfacell Corp.(a),(b)                                           1,496
  7,500     Alliance Data Systems Corp.(a)                                424,125
  1,000     The Allied Defense Group, Inc.(a)                               5,580
  3,100     Allied Healthcare International, Inc.(a)                        6,169
  2,900     Alnylam Pharmaceuticals, Inc.(a),(b)                           77,517
  1,800     Ambassadors International, Inc.(a),(b)                          7,884
  2,360     American Ecology Corp.                                         69,690
     48     American Independence Corp.(a)                                    307
  1,500     American Public Education, Inc.(a)                             58,560
  2,300     American Reprographics Co.(a)                                  38,295
  3,900     American Superconductor Corp.(a),(b)                          139,815
    200     Analysts International Corp.(a)                                   274
    700     Angelica Corp.                                                 14,889
  2,100     Ansoft Corp.(a)                                                76,440
  7,000     Ansys, Inc.(a)                                                329,840
  4,700     Arbinet-Thexchange, Inc.                                       18,283
    200     ArcSight, Inc.(a)                                               1,760
  8,554     Ariba, Inc.(a)                                                125,829
  7,271     Art Technology Group, Inc.(a)                                  23,267
  2,300     athenahealth, Inc.(a),(b)                                      70,748
  2,000     Authentidate Holding Corp.(a)                                     780
  1,150     BSQUARE Corp.(a)                                                5,555
  1,700     Bankrate, Inc.(a),(b)                                          66,419
    102     Baran Group Ltd.                                                1,479
    600     Barrett Business Services, Inc.                                 7,098
 14,000     BearingPoint, Inc.(a)                                          11,340
  4,748     Blackbaud, Inc.                                               101,607
  2,900     Blackboard, Inc.(a)                                           110,867
  3,940     Blue Coat Systems, Inc.(a)                                     55,593
    400     Bottomline Technologies, Inc.(a)                                3,892
  2,100     Bowne & Co., Inc.                                              26,775
  4,000     The Brink's Co.                                               261,680
 37,657     Brocade Communications Systems, Inc.(a)                       310,294
  4,200     Brookdale Senior Living, Inc.                                  85,512
  3,100     CACI International, Inc. Class A(a)                           141,887
  7,245     CBIZ, Inc.(a)                                                  57,598
  1,200     CDI Corp.                                                      30,528
  1,400     COMSYS IT Partners, Inc.(a)                                    12,768
  1,400     CRA International, Inc.(a)                                     50,610
  3,965     CSG Systems International, Inc.(a)                             43,694
  1,900     Callidus Software Inc.(a)                                       9,500
     46     Callwave, Inc.(a)                                                 120
  1,600     Capella Education Co.(a)                                       95,440
  8,668     Career Education Corp.(a)                                     126,639
  3,500     Casella Waste Systems, Inc.(a)                                 42,665
  1,000     Catapult Communications Corp.(a)                                7,120
  2,800     Cbeyond Communications, Inc.(a)                                44,856
  5,750     Cell Genesys, Inc.(a),(b)                                      14,950
  6,200     Cerner Corp.(a)                                               280,116
  2,500     Chemed Corp.                                                   91,525
    850     Chindex International Inc.(a)                                  12,470
  5,733     ChoicePoint, Inc.(a)                                          276,331
  1,720     Chordiant Software, Inc.(a)                                     8,600
  3,800     Ciber, Inc.(a)                                                 23,598
      1     Cicero, Inc.(a)                                                     -
  2,000     Clean Harbors, Inc.(a)                                        142,120
  4,000     Clear Channel Outdoor Holdings, Inc. Class A(a)                71,320
  7,200     Clearwire Corp. Class A(a)                                     93,312
  2,100     CoStar Group, Inc.(a)                                          93,345
  4,600     Cogent Communications Group, Inc.(a)                           61,640
  4,200     Cogent, Inc.(a)                                                47,754
  1,700     Collectors Universe, Inc.                                      13,787
  2,100     ComScore, Inc.(a)                                              45,822
  3,600     CommVault Systems, Inc.(a)                                     59,904
    800     Computer Programs & Systems, Inc.                              13,864
  4,400     Concur Technologies, Inc.(a)                                  146,212
  2,400     Constant Contact, Inc.(a)                                      45,240
  6,350     Copart, Inc.(a)                                               271,907
  8,235     Corinthian Colleges, Inc.(a)                                   95,608

38

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,000     Cornell Cos., Inc.(a)                                    $     48,220
  3,400     Corporate Executive Board Co.                                 142,970
    337     Courier Corp.                                                   6,767
    281     Credit Acceptance Corp.(a)                                      7,182
  3,600     Cross Country Healthcare, Inc.(a)                              51,876
  8,400     CuraGen Corp.(a)                                                8,064
  6,850     CyberSource Corp.(a)                                          114,601
  1,840     DG FastChannel, Inc.(a)                                        31,740
  4,200     DST Systems, Inc.(a)                                          231,210
  5,300     DeVry, Inc.                                                   284,186
  1,800     Delrek, Inc.(a)                                                13,644
    100     Deltathree, Inc. Class A(a)                                        13
  3,500     Deluxe Corp.                                                   62,370
  3,000     DemandTec, Inc.(a)                                             22,530
  3,100     Dice Holdings, Inc.(a)                                         25,606
  3,600     Digimarc Corp.(a)                                              50,976
  3,600     Digital River, Inc.(a)                                        138,888
 26,734     Discovery Holding Co.(a)                                      587,079
  3,200     DivX, Inc.(a)                                                  23,488
  1,800     Dollar Financial Corp.(a)                                      27,198
  4,100     Dot Hill Systems Corp.(a)                                      10,373
  2,700     Double-Take Software, Inc.(a)                                  37,098
  5,000     Dun & Bradstreet Corp.                                        438,200
  8,000     Dyax Corp.(a)                                                  24,800
    500     ENGlobal Corp.(a)                                               7,120
  2,700     EPIQ Systems, Inc.(a)                                          38,340
      1     EVCI Career Colleges Holding Corp.(a)                               -
 11,300     EarthLink, Inc.(a)                                             97,745
  3,800     Echelon Corp.(a),(b)                                           41,420
  5,100     Eclipsys Corp.(a)                                              93,636
    600     Ediets.Com, Inc.(a),(b)                                         2,406
     20     Egain Communications Corp.(a)                                      14
    200     Electro Rent Corp.                                              2,508
     40     eLoyalty Corp.(a)                                                 198
  3,400     EnergySolutions, Inc.                                          75,990
  6,030     Enliven Marketing Technologies Corp.(a)                         5,065
  2,300     Ennis, Inc.                                                    35,995
  4,200     Entrust, Inc.(a)                                               12,348
  4,500     Epicor Software Corp.(a)                                       31,095
  4,575     eResearch Technology, Inc.(a)                                  79,788
  4,845     Euronet Worldwide, Inc.(a)                                     81,881
      2     Evolve Software, Inc.(a)                                            -
  3,200     Evolving Systems, Inc.(a)                                       7,232
  9,700     Exelixis, Inc.(a)                                              48,500
  2,300     ExlService Holdings, Inc.(a)                                   32,269
  1,700     Exponent, Inc.(a)                                              53,397
  7,800     F5 Networks, Inc.(a)                                          221,676
  2,500     FTD Group, Inc.                                                33,325
  4,950     FTI Consulting, Inc.(a)                                       338,877
  4,450     Factset Research Systems, Inc.                                250,802
  5,800     FalconStor Software, Inc.(a)                                   41,064
  1,300     First Advantage Corp. Class A(a)                               20,605
    308     Five Star Quality Care, Inc.(a)                                 1,457
  1,300     Forrester Research, Inc.(a)                                    40,144
  3,300     Franklin Covey Co.(a)                                          28,644
  2,000     Fuel Tech, Inc.(a),(b)                                         35,240
  1,800     G&K Services, Inc. Class A                                     54,828
  3,400     GP Strategies Corp.(a)                                         34,170
  1,103     GSE Systems, Inc.(a)                                            9,828
  1,700     GTSI Corp.(a)                                                  12,869
  2,460     Gaiam, Inc.(a)                                                 33,235
  5,800     Genpact Ltd.(a)                                                86,536
  3,200     Gentiva Health Services, Inc.(a)                               60,960
  5,200     The Geo Group, Inc.(a)                                        117,000
  2,700     Gevity HR, Inc.                                                14,526
    100     Gliatech, Inc.(a)                                                   -
  4,400     Global Cash Access, Inc.(a)                                    30,184
  6,820     Global Payments, Inc.                                         317,812
  3,600     Greenfield Online, Inc.(a)                                     53,712
  3,000     Guidance Software, Inc.(a)                                     28,650
  3,900     Gulfport Energy Corp.(a)                                       64,233
 15,492     HLTH Corp.(a)                                                 175,369
  2,600     The Hackett Group, Inc.(a)                                     14,924
  7,200     Hansen Natural Corp.(a),(b)                                   207,504
  3,900     Harris Interactive, Inc.(a)                                     7,839
  3,300     Harris Stratex Networks, Inc. Class A(a)                       31,317
  4,300     Harte-Hanks, Inc.                                              49,235
  1,900     Heidrick & Struggles International, Inc.                       52,516

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  8,920     Hewitt Associates, Inc. Class A(a)                       $    341,904
  1,900     HireRight, Inc.(a)                                             32,490
  1,800     Hudson Highland Group, Inc.(a)                                 18,846
  2,000     Huron Consulting Group, Inc.(a)                                90,680
  2,600     i2 Technologies, Inc.(a)                                       32,318
  2,800     I-many, Inc.(a)                                                 2,800
  1,800     ICF International, Inc.(a)                                     29,916
    800     ICT Group, Inc.(a)                                              6,560
  4,500     IHS, Inc. Class A(a)                                          313,200
  3,710     ITT Educational Services, Inc.(a)                             306,557
  4,700     Idenix Pharmaceuticals, Inc.(a)                                34,169
  6,200     iGate Corp.(a)                                                 50,406
  1,800     Imergent, Inc.(b)                                              21,312
  3,900     InFocus Corp.(a)                                                5,850
  1,000     Infinity Pharmaceuticals, Inc.(a)                               7,840
  3,200     infoGROUP, Inc.                                                14,048
  2,340     InfoSpace, Inc.                                                19,492
  9,000     Informatica Corp.(a)                                          135,360
  4,600     Innerworkings, Inc.(a),(b)                                     55,016
  1,193     Innovative Solutions & Support, Inc.(a),(b)                     7,695
     83     InsWeb Corp.(a)                                                   769
  1,300     Insteel Industries, Inc.                                       23,803
    366     Insure.com, Inc.(a)                                             1,193
  1,340     Integral Systems, Inc.                                         51,858
  3,600     Interactive Data Corp.                                         90,468
  2,100     Interactive Intelligence, Inc.(a)                              24,444
  4,200     Intermec, Inc.(a)                                              88,536
  2,510     Internap Network Services Corp.(a)                             11,747
  1,000     Intersections, Inc.(a)                                         10,930
  4,800     Interwoven, Inc.(a)                                            57,648
  2,200     Intevac, Inc.(a)                                               24,816
  3,480     inVentiv Health, Inc.(a)                                       96,709
  8,600     Invitrogen Corp.(a)                                           337,636
  3,600     Ipass, Inc.(a)                                                  7,452
 16,775     Iron Mountain, Inc.(a)                                        445,376
  2,300     JDA Software Group, Inc.(a)                                    41,630
  7,800     Jack Henry & Associates, Inc.                                 168,792
  1,900     Jupitermedia Corp.(a)                                           2,660
  3,800     Kelly Services, Inc. Class A                                   73,454
  1,800     Kenexa Corp.(a)                                                33,912
  1,500     Keryx Biopharmaceuticals, Inc.(a)                                 728
  3,000     Keynote Systems, Inc.(a)                                       38,640
  3,970     Kforce, Inc.(a)                                                33,705
  5,881     Kinder Morgan Management LLC(a)                               316,692
  1,700     Kintera, Inc.(a)                                                1,887
  3,300     Knology, Inc.(a)                                               36,267
  3,000     Korn/Ferry International(a)                                    47,190
  4,400     Kratos Defense & Security Solutions, Inc.(a)                    8,624
  5,551     L-1 Identity Solutions, Inc.(a)                                73,939
  3,500     LECG Corp.(a)                                                  30,590
  6,407     Lamar Advertising Co. Class A(a),(b)                          230,844
 12,900     Lawson Software, Inc.(a)                                       93,783
  2,000     Layne Christensen Co.(a)                                       87,580
  2,000     Learning Tree International, Inc.(a)                           34,200
  1,500     Lincoln Educational Services Corp.(a)                          17,445
  2,700     Lionbridge Technologies, Inc.(a)                                6,966
  5,600     LivePerson, Inc.(a)                                            15,736
  3,000     LoJack Corp.(a)                                                23,880
    500     Local.com Corp.(a)                                              1,860
  1,342     LookSmart, Ltd.(a)                                              5,395
  3,900     Luminex Corp.(a)                                               80,145
  2,000     MAXIMUS, Inc.                                                  69,640
  4,400     MIVA, Inc.(a)                                                   4,664
  6,300     MPS Group, Inc.(a)                                             66,969
  1,900     MSC.Software Corp.(a)                                          20,862
  1,400     MWI Veterinary Supply, Inc.(a)                                 46,354
  4,600     Macquarie Infrastructure Co. LLC                              116,334
  7,999     Macrovision Solutions Corp.(a)                                119,665
  4,440     Magma Design Automation, Inc.(a)                               26,951
  3,900     Management Network Group, Inc.(a)                               5,616
  2,700     Manhattan Associates, Inc.(a)                                  64,071
  7,616     Manpower, Inc.                                                443,556
  1,995     Mantech International Corp. Class A(a)                         95,999
  3,200     Marchex, Inc. Class B(b)                                       39,424
  1,200     MarketAxess Holdings, Inc.(a)                                   9,072
  2,800     Marlin Business Services, Inc.(a)                              19,404
  4,900     Maxygen, Inc.(a)                                               16,611

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
 15,377     McAfee, Inc.(a)                                          $    523,279
    512     Mechanical Technology, Inc.(a)                                    640
  1,800     Medical Staffing Network Holdings, Inc.(a)                      6,948
  6,800     Mentor Graphics Corp.(a)                                      107,440
  3,500     Merge Healthcare, Inc.                                          4,060
    925     Metro One Telecommunications, Inc.(a)                             509
    400     Michael Baker Corp.(a)                                          8,752
    990     MicroStrategy, Inc. Class A(a)                                 64,103
  7,600     Microvision, Inc.(a),(b)                                       20,900
  5,966     Mindspeed Technologies, Inc.(a)                                 5,133
  1,100     Monotype Imaging Holdings, Inc.(a)                             13,398
  1,800     Morningstar, Inc.(a)                                          129,654
  9,200     NAVTEQ Corp.(a)                                               708,400
 15,974     NCR Corp.(a)                                                  402,545
  3,200     NIC, Inc.                                                      21,856
  2,800     NMS Communications Corp.(a)                                     3,108
  1,900     NMT Medical, Inc.(a)                                            8,873
    800     NVE Corp.(a),(b)                                               25,272
  5,800     National Instruments Corp.                                    164,546
    240     Natural Health Trends Corp.(a)                                    242
  2,400     Nautilus, Inc.                                                 12,192
    313     NaviSite, Inc.(a)                                               1,189
  4,800     Navigant Consulting, Inc.(a)                                   93,888
  4,620     NetFlix, Inc.(a),(b)                                          120,443
  1,600     NetScout Systems, Inc.(a)                                      17,088
     20     NetSol Technologies, Inc.(a)                                       52
    800     NetSuite, Inc.(a)                                              16,376
  7,600     NeuStar, Inc. Class A(a)                                      163,856
    200     New Century Equity Holdings Corp.(a)                               34
  5,400     New Frontier Media, Inc.                                       21,114
  2,231     New Motion, Inc.                                                9,281
  4,100     NexCen Brands, Inc.(a)                                          2,296
  2,700     Nighthawk Radiology Holdings, Inc.(a)                          19,116
  1,900     Nutri/System, Inc.(b)                                          26,866
  1,800     ORBCOMM, Inc.(a)                                               10,260
  3,200     Odyssey Marine Exploration, Inc.(a)                            12,704
  6,076     Omniture, Inc.(a)                                             112,831
  2,500     On Assignment, Inc.(a)                                         20,050
 16,300     On2 Technologies, Inc.(a),(b)                                   9,943
  1,900     Online Resources Corp.(a)                                      15,865
     60     Onvia, Inc.(a)                                                    311
 13,000     OpenTV Corp.(a)                                                17,030
  6,061     Openwave Systems, Inc.(a)                                       9,031
  1,200     Opnet Technologies, Inc.(a)                                    10,800
  4,400     Orbital Sciences Corp.(a)                                     103,664
  1,745     Orchid Cellmark, Inc.(a)                                        4,537
    800     Overland Storage, Inc.(a)                                         936
  2,100     PC Mall, Inc.(a)                                               28,476
  1,200     PC-Tel, Inc.                                                   11,508
    900     PDI, Inc.(a)                                                    7,839
  4,500     PHH Corp.(a)                                                   69,075
  4,591     PLATO Learning, Inc.(a)                                        12,166
    570     PRG-Schultz International, Inc.(a)                              5,364
    700     PROS Holdings, Inc.(a)                                          7,861
  2,900     Pacific Ethanol, Inc.(a),(b)                                    5,220
 11,200     Parametric Technology Corp.(a)                                186,704
    500     Pegasystems, Inc.                                               6,730
  1,600     People Support, Inc.(a)                                        13,600
  3,200     Perficient, Inc.(a)                                            30,912
  7,500     Perot Systems Corp. Class A(a)                                112,575
     26     Pfsweb, Inc.(a)                                                   118
  2,150     PharmaNet Development Group, Inc.(a)                           33,906
  3,500     Phase Forward, Inc.(a)                                         62,895
  3,200     Phoenix Technologies Ltd.(a)                                   35,200
  8,429     Polycom, Inc.(a)                                              205,330
  2,300     Pomeroy IT Solutions, Inc.(a)                                  10,580
    933     Poniard Pharmaceuticals, Inc.(a)                                3,956
    930     Pre-Paid Legal Services, Inc.(a)                               37,777
     10     Prescient Applied Intelligence, Inc.(a)                             -
  3,433     Priceline.com, Inc.(a)                                        396,374
  3,200     Primus Guaranty Ltd.(a),(b)                                     9,312
  1,600     The Princeton Review, Inc.(a)                                  10,816
  3,400     Progress Software Corp.(a)                                     86,938
  1,175     Protection One, Inc.(a),(b)                                     9,870
  1,600     The Providence Service Corp.(a)                                33,776
  1,700     QAD, Inc.                                                      11,509

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,600     Quality Systems, Inc.                                    $     76,128
  7,300     Quest Software, Inc.(a)                                       108,113
  1,000     Quixote Corp.                                                   8,230
  5,222     R.H. Donnelley Corp.(a)                                        15,666
  3,375     RPC, Inc.                                                      56,700
  2,500     Radiant Systems, Inc.(a)                                       26,825
  9,000     RealNetworks, Inc.(a)                                          59,400
 17,300     Red Hat, Inc.(a)                                              357,937
  1,700     Renaissance Learning, Inc.                                     19,057
 15,400     Republic Services, Inc. Class A                               457,380
  4,700     Resources Connection, Inc.                                     95,645
  2,000     RightNow Technologies, Inc.(a)                                 27,340
  5,500     Riverbed Technology, Inc.(a)                                   75,460
  1,500     Rural Cellular Corp. Class A(a)                                66,765
  4,100     Rural/Metro Corp.(a)                                            8,118
  3,833     SAVVIS, Inc.(a)                                                49,446
  4,800     SM&A(a)                                                        22,896
  1,400     SPAR Group, Inc.(a)                                             1,036
  2,009     SPSS, Inc.(a)                                                  73,067
  4,300     SRA International, Inc. Class A(a)                             96,578
    217     SXC Health Solutions Corp.(a)                                   2,966
  2,400     SYKES Enterprises, Inc.(a)                                     45,264
  2,000     SYNNEX Corp.(a)                                                50,180
  1,229     Saba Software, Inc.(a)                                          3,945
     30     Salon Media Group, Inc.(a)                                         42
  9,600     Sapient Corp.(a)                                               61,632
    100     Scientific Learning Corp.(a)                                      385
  1,900     SeaChange International, Inc.(a)                               13,604
  3,200     Secure Computing Corp.(a)                                      13,248
  5,700     Selectica, Inc.(a)                                              7,695
  2,200     Senomyx, Inc.(a)                                               10,846
  4,666     Sequenom, Inc.(a)                                              74,469
122,325     Sirius Satellite Radio, Inc.(a),(b)                           234,864
  1,800     Sirona Dental Systems, Inc.(a)                                 46,656
  2,200     Smith Micro Software, Inc.(a)                                  12,540
  5,600     Solera Holdings, Inc.(a)                                      154,896
  6,500     Sonic Foundry, Inc.(a)                                          3,965
  3,700     SonicWALL, Inc.(a)                                             23,865
  1,800     Sourcefire, Inc.(a)                                            13,914
  3,600     Sourceforge, Inc.(a)                                            5,760
  2,300     Spartech Corp.                                                 21,689
  3,600     Spherion Corp.(a)                                              16,632
    500     Standard Parking Corp.(a)                                       9,100
  1,800     The Standard Register Co.                                      16,974
  2,000     Stanley, Inc.(a)                                               67,040
    800     Startek, Inc.(a)                                                7,520
  8,200     Stericycle, Inc.(a)                                           423,940
  2,440     Stratasys, Inc.(a)                                             45,042
  5,000     Strategic Diagnostics, Inc.(a)                                 18,200
  1,400     Strayer Education, Inc.                                       292,698
  1,900     SuccessFactors, Inc.(a)                                        20,805
  3,000     SupportSoft, Inc.(a)                                            9,750
  3,100     Switch and Data Facilities Co., Inc.(a)                        52,669
 20,300     Sycamore Networks, Inc.(a)                                     65,366
  2,400     Symyx Technologies Inc.(a)                                     16,752
  2,400     Synchronoss Technologies, Inc.(a)                              21,672
 13,605     Synopsys, Inc.(a)                                             325,296
  1,300     Syntel, Inc.                                                   43,836
  1,300     Sypris Solutions, Inc.                                          5,460
 19,100     TIBCO Software, Inc.(a)                                       146,115
  2,700     TNS, Inc.(a)                                                   64,692
    800     TRC Cos., Inc.(a)                                               3,216
  2,600     Taleo Corp. Class A(a)                                         50,934
  1,100     TechTarget, Inc.(a)                                            11,616
  2,300     TechTeam Global, Inc.(a)                                       24,587
     15     Technology Solutions Co.(a)                                        70
    200     TeleCommunication Systems, Inc. Class A(a)                        926
  4,000     TeleTech Holdings, Inc.(a)                                     79,840
  5,925     Tetra Tech, Inc.(a)                                           134,024
  7,550     Tetra Technologies, Inc.(a)                                   179,011
  2,300     TheStreet.com, Inc.                                            14,973
  2,000     Thomas Group, Inc.                                              4,400
  4,200     TradeStation Group, Inc.(a)                                    42,630
  4,400     The TriZetto Group, Inc.(a)                                    94,072
  3,400     Trident Microsystems, Inc.(a)                                  12,410
  3,200     TrueBlue, Inc.(a)                                              42,272
  8,777     Tumbleweed Communications Corp.(a)                             22,996
  7,293     URS Corp.(a)                                                  306,087
  2,600     Ultimate Software Group, Inc.(a)                               92,638

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
 10,700     Unigene Laboratories, Inc.(a)                            $     18,404
  7,053     United Online, Inc.                                            70,742
  1,700     Universal Electronics, Inc.(a)                                 35,530
  2,655     Universal Technical Institute, Inc.(a)                         33,081
  3,300     VASCO Data Security International, Inc.(a)                     34,749
  3,800     VMware, Inc.(a),(b)                                           204,668
    800     VSE Corp.                                                      22,000
  9,155     ValueClick, Inc.(a)                                           138,698
  3,300     Veraz Networks, Inc.(a)                                         5,610
  4,700     Verenium Corp.(a),(b)                                           9,071
  1,450     Viad Corp.                                                     37,396
  3,630     Vignette Corp.(a)                                              43,560
  2,900     Virtusa Corp.(a)                                               29,377
  4,200     VistaPrint Ltd.(a),(b)                                        112,392
  2,300     Vital Images, Inc.(a)                                          28,612
  1,600     Volt Information Sciences, Inc.(a)                             19,056
  6,625     Waste Connections, Inc.(a)                                    211,536
  4,240     Watson Wyatt Worldwide, Inc.                                  224,254
    666     Wave Systems Corp. Class A(a)                                     659
    900     WebMD Health Corp. Class A(a),(b)                              25,110
  4,700     Websense, Inc.(a)                                              79,148
  3,523     Website Pros, Inc.(a)                                          29,347
  3,650     Weight Watchers International, Inc.                           129,977
    500     Westaff, Inc.(a)                                                  565
  7,600     Wind River Systems, Inc.(a)                                    82,764
    200     WorldGate Communications, Inc.(a)                                  35
  5,200     Zix Corp.(a),(b)                                               14,456
                                                                     ------------
                                                                       30,481,233
                                                                     ------------
  CHEMICALS - 2.5%
  1,200     AEP Industries, Inc.(a)                                        20,844
  1,700     AMCOL International Corp.                                      48,382
  1,425     Aceto Corp.                                                    10,887
  6,700     Airgas, Inc.                                                  391,213
  8,800     Albemarle Corp.                                               351,208
  1,400     Anika Therapeutics, Inc.(a)                                    12,026
  1,700     Arch Chemicals, Inc.                                           56,355
    600     Balchem Corp.                                                  13,878
  1,900     Bio-Rad Laboratories, Inc. Class A(a)                         153,691
  3,900     Brady Corp.                                                   134,667
  4,400     Cabot Corp.                                                   106,964
  4,300     Calgon Carbon Corp.(a),(b)                                     66,478
 14,900     Celanese Corp. Series A                                       680,334
 19,600     Chemtura Corp.                                                114,464
  4,600     Cytec Industries, Inc.                                        250,976
 12,136     Entegris, Inc.(a)                                              79,491
  4,500     Ferro Corp.                                                    84,420
  1,500     GenTek Inc.(a)                                                 40,335
  6,400     Georgia Gulf Corp.(b)                                          18,560
  3,900     H.B. Fuller Co.                                                87,516
    300     Hawkins, Inc.                                                   4,488
  9,600     Huntsman Corp.                                                109,440
  1,200     Innophos Holdings, Inc.                                        38,340
  1,750     KMG Chemicals, Inc.                                            18,078
  2,200     Koppers Holdings, Inc.                                         92,114
    482     Kronos Worldwide, Inc.                                          7,418
  1,800     LSB Industries, Inc.(a)                                        35,640
  3,800     Landec Corp.(a)                                                24,586
  6,615     Lubrizol Corp.                                                306,473
    450     Mace Security International, Inc.(a)                              716
  1,600     Matrixx Initiatives, Inc.(a)                                   26,656
 14,300     The Mosaic Co.(a)                                           2,069,210
 12,600     Nalco Holding Co.                                             266,490
  1,220     NewMarket Corp.                                                80,801
  3,100     OM Group, Inc.(a)                                             101,649
  6,492     Olin Corp.                                                    169,961
  2,400     Omnova Solutions, Inc.(a)                                       6,672
  2,000     OxiGene, Inc.(a)                                                2,500
  5,500     PolyOne Corp.(a)                                               38,335
  2,000     Polypore International, Inc.(a)                                50,660
  1,100     Quaker Chemical Corp.                                          29,326
 10,800     RPM International, Inc.                                       222,480
 22,200     Rentech, Inc.(a)                                               42,180
  1,900     Repligen Corp.(a)                                               8,968
  3,500     Rockwood Holdings, Inc.(a)                                    121,800
  1,900     Rogers Corp.(a)                                                71,421
  5,050     Rollins, Inc.                                                  74,841
  2,800     SRS Labs Inc.(a)                                               18,060

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                   VALUE
---------------------------------------------------------------------------------
  2,400    Schawk, Inc.                                              $     28,776
  3,300    Schulman A, Inc.                                                75,999
  3,500    Sensient Technologies Corp.                                     98,560
  6,700    Solutia, Inc.(a)                                                85,894
    400    Stepan Co.                                                      18,248
  1,300    TOR Minerals International, Inc.(a)                              2,249
    700    Terra Nitrogen Co. LP(b)                                        90,888
  1,600    Tredegar Corp.                                                  23,520
  1,800    Trex Co., Inc.(a),(b)                                           21,114
  5,900    Tronox, Inc. Class A                                            18,644
  9,100    Valspar Corp.                                                  172,081
  4,900    W.R. Grace & Co.(a)                                            115,101
  1,900    WD-40 Co.                                                       55,575
  2,100    Westlake Chemical Corp.                                         31,206
  1,600    Zep, Inc.                                                       23,808
  2,800    Zoltek Cos., Inc.(a),(b)                                        67,900
                                                                     ------------
                                                                        7,691,555
                                                                     ------------
  CONSTRUCTION - 2.0%
  7,100    Aecom Technology Corp.(a)                                      230,963
 13,400    American Defense Systems, Inc.(a)                               14,338
  1,000    American Woodmark Corp.(b)                                      21,130
    600    Ameron International Corp.                                      71,988
  3,100    Apogee Enterprises, Inc.                                        50,096
  1,800    Armstrong World Industries, Inc.                                52,596
  4,800    Beacon Roofing Supply, Inc.(a)                                  50,928
  4,664    Beazer Homes USA, Inc.(a)                                       25,978
  2,000    BlueLinx Holdings, Inc.                                          7,080
  1,876    Brookfield Homes Corp.(b)                                       23,037
  7,300    Bucyrus International, Inc.                                    533,046
  1,900    Builders FirstSource, Inc.(a),(b)                               10,089
  2,180    Building Material Holding Corp.(b)                               3,859
    310    Cavco Industries, Inc.(a)                                       10,146
  2,675    Ceradyne, Inc.(a)                                               91,753
  3,800    Comstock Homebuilding Cos., Inc. Class A(a)                      1,368
  3,033    Dycom Industries, Inc.(a)                                       44,039
  5,600    EMCOR Group, Inc.(a)                                           159,768
  4,620    Eagle Materials, Inc.                                          117,025
  3,150    Granite Construction, Inc.                                      99,320
  6,000    Great Lakes Dredge & Dock Corp.                                 36,660
  1,600    Hill International, Inc.(a)                                     26,304
  6,300    Hovnanian Enterprises, Inc. Class A(a),(b)                      34,524
  1,400    Huttig Building Products, Inc.(a)                                2,534
  2,000    Insituform Technologies, Inc. Class A(a)                        30,460
  1,800    Interline Brands, Inc.(a)                                       28,674
 15,200    KBR, Inc.                                                      530,632
    700    L.S. Starrett Co. Class A                                       16,548
  2,950    LSI Industries, Inc.                                            23,954
  2,000    M/I Homes, Inc.(b)                                              31,460
  3,516    MDC Holdings, Inc.                                             137,335
  3,900    Martin Marietta Materials, Inc.(b)                             404,001
  3,700    Mastec, Inc.(a)                                                 39,442
  3,000    Meritage Homes Corp.(a),(b)                                     45,510
  2,200    NCI Building Systems, Inc.(a)                                   80,806
    460    NVR, Inc.(a)                                                   230,037
    600    Orion Marine Group, Inc.(a)                                      8,478
  8,800    Owens Corning, Inc.(a)                                         200,200
    500    PGT, Inc.(a)                                                     1,720
  3,700    Palm Harbor Homes, Inc.(a),(b)                                  20,461
    100    Patriot Transportation Holding, Inc.(a)                          8,000
    500    Performance Technologies, Inc.(a)                                2,530
  2,600    Perini Corp.(a)                                                 85,930
  2,350    Quanex Building Products Corp.                                  34,921
 16,335    Quanta Services, Inc.(a)                                       543,465
  4,000    Quest Resource Corp.(a)                                         45,640
  4,200    Ryland Group, Inc.                                              91,602
 10,200    SBA Communications Corp. Class A(a)                            367,302
  2,800    Simpson Manufacturing Co., Inc.(b)                              66,472
  1,000    Skyline Corp.                                                   23,500
  8,500    Standard-Pacific Corp.(b)                                       28,730
    300    Sterling Construction Co., Inc.(a)                               5,958
  2,500    Texas Industries, Inc.                                         140,325
 12,300    Toll Brothers, Inc.(a)                                         230,379
  5,600    U.S. Concrete, Inc.(a)                                          26,656
    500    UMH Properties, Inc.                                             4,375
  6,600    USG Corp.(a),(b)                                               195,162

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  6,200     WCI Communities, Inc.(a),(b)                             $      8,990
  4,300     WESCO International, Inc.(a)                                  172,172
  5,100     Walter Industries, Inc.                                       554,727
  5,300     Westell Technologies, Inc. Class A(a)                           7,155
  1,380     Woodbridge Holdings Corp.(a)                                    1,601
                                                                     ------------
                                                                        6,193,879
                                                                     ------------
  CONSUMER - DURABLES - 0.5%
  1,700     American Technology Corp.(a)                                    2,941
  7,440     Avis Budget Group, Inc.(a)                                     62,272
    800     Bassett Furniture Industries, Inc.                              9,440
  8,300     Champion Enterprises, Inc.(a)                                  48,555
  2,500     Compx International, Inc.                                      14,500
    800     Conn's, Inc.(a),(b)                                            12,856
  1,000     Design Within Reach, Inc.(a)                                    3,480
  1,700     Emerson Radio Corp.(a)                                          2,210
  3,100     Ethan Allen Interiors, Inc.(a)                                 76,260
    200     Flexsteel Industries, Inc.                                      2,250
  4,800     Furniture Brands International, Inc.                           64,128
  2,220     Griffon Corp.(a)                                               19,447
  1,600     Haverty Furniture Cos., Inc.                                   16,064
  2,800     Helen of Troy Ltd.(a)                                          45,136
 13,200     Hertz Global Holdings, Inc.(a)                                126,720
  1,700     Hooker Furniture Corp.                                         29,444
  4,700     Interface, Inc. Class A                                        58,891
  2,800     Kimball International, Inc. Class B                            23,184
    200     Koss Corp.                                                      3,124
  3,100     La-Z-Boy, Inc.(b)                                              23,715
  2,700     Lifetime Brands, Inc.                                          22,005
    500     Mac-Gray Corp.(a)                                               5,870
  4,764     Mohawk Industries, Inc.(a),(b)                                305,372
    400     National Presto Industries, Inc.                               25,672
  4,900     RSC Holdings, Inc.(a)                                          45,374
  1,700     Rockford Corp.(a)                                               1,581
  6,100     Sealy Corp.(b)                                                 35,014
  5,250     Select Comfort Corp.(a)                                         8,610
  2,400     Stanley Furniture Co., Inc.                                    25,920
  1,600     Sturm Ruger & Co., Inc.(a)                                     11,296
  4,800     Tempur-Pedic International, Inc.(b)                            37,488
  3,890     Toro Co.                                                      129,420
  7,700     United Rentals, Inc.(a)                                       150,997
    642     Virco Manufacturing Corp.                                       3,056
                                                                     ------------
                                                                        1,452,292
                                                                     ------------
  CONTAINERS - 0.6%
 14,600     Crown Holdings, Inc.(a)                                       379,454
  8,800     Graphic Packaging Holding Co.(a)                               17,776
  3,000     Greif, Inc.                                                   192,090
  3,400     Mobile Mini, Inc.(a)                                           68,000
 15,700     Owens-Illinois, Inc.(a)                                       654,533
  3,000     Silgan Holdings, Inc.                                         152,220
  8,400     Sonoco Products Co.                                           259,980
  8,900     Temple-Inland, Inc.                                           100,303
  1,900     Textainer Group Holdings Ltd.                                  37,107
  3,900     Trimas Corp.(a)                                                23,361
                                                                     ------------
                                                                        1,884,824
                                                                     ------------
  DOMESTIC OIL - 6.0%
  7,700     Abraxas Petroleum Corp.(a)                                     41,657
  1,500     Alon USA Energy, Inc.                                          17,940
  7,400     American Oil & Gas, Inc.(a)                                    29,008
    400     Approach Resources, Inc.(a)                                    10,716
  3,800     Arena Resources, Inc.(a)                                      200,716
  2,899     Atlas America, Inc.                                           130,622
  3,400     Atlas Energy Resources LLC                                    129,710
  1,100     Atlas Pipeline Holdings LP                                     36,850
  6,000     BPZ Resources, Inc.(a),(b)                                    176,400
  1,900     Basic Energy Services, Inc.(a)                                 59,850
  3,200     Bill Barrett Corp.(a)                                         190,112
  2,000     Bois d'Arc Energy, Inc.(a)                                     48,620
  1,300     Bolt Technology Corp.(a)                                       29,341
  4,400     BreitBurn Energy Partners LP(b)                                95,172
  2,800     CNX Gas Corp.(a)                                              117,712
  1,000     Callon Petroleum Co.(a)                                        27,360
  5,200     Cano Petroleum, Inc.(a)                                        41,288
  2,800     Carrizo Oil & Gas, Inc.(a)                                    190,652
  1,100     Clayton Williams Energy, Inc.(a)                              120,945
  3,200     Clean Energy Fuels Corp.(a)                                    36,768

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  4,500     Comstock Resources, Inc.(a)                              $    379,935
  5,000     Concho Resources, Inc.(a)                                     186,500
  3,100     Continental Resources, Inc.(a)                                214,892
  3,200     Crosstex Energy LP                                             91,776
  6,435     Delta Petroleum Corp.(a)                                      164,157
  6,400     Diamond Offshore Drilling, Inc.                               890,496
  1,600     Dorchester Minerals LP                                         50,880
  7,600     Dresser-Rand Group, Inc.(a)                                   297,160
    300     Duncan Energy Partners LP                                       5,412
    200     EV Energy Partner LP                                            5,854
  8,400     EXCO Resources, Inc.(a)                                       310,044
  5,600     Edge Petroleum Corp.(a)                                        30,184
  1,618     Enbridge Energy Management LLC(a)                              82,761
  6,100     Enbridge Energy Partners LP                                   306,891
  4,800     Encore Acquisition Co.(a)                                     360,912
  2,700     Encore Energy Partners LP                                      75,735
 20,900     Endeavour International Corp.(a)                               45,353
  2,326     Energy Partners Ltd.(a)                                        34,704
 12,600     Energy Transfer Equity LP                                     365,274
  5,400     FX Energy, Inc.(a)                                             28,458
 10,000     Frontier Oil Corp.                                            239,100
  1,300     GMX Resources Inc.(a),(b)                                      96,330
  5,700     Gasco Energy, Inc.(a)                                          23,655
    100     GeoResources, Inc.(a)                                           1,842
  1,500     Geokinetics, Inc.(a)                                           27,165
  9,030     Global Industries Ltd.(a)                                     161,908
  1,630     Gulf Island Fabrication, Inc.                                  79,756
  1,600     Gulfmark Offshore, Inc.(a)                                     93,088
  4,000     Harvest Natural Resources, Inc.(a)                             44,240
  7,384     Helix Energy Solutions Group, Inc.(a)                         307,470
  8,900     Hercules Offshore, Inc.(a)                                    338,378
  1,800     Hiland Holdings GP LP                                          48,492
    600     Hiland Partners LP                                             29,862
  4,700     Holly Corp.                                                   173,524
  1,200     Inergy Holdings LP                                             43,092
 12,700     Key Energy Services, Inc.(a)                                  246,634
  1,000     Legacy Reserves LP(b)                                          24,810
  9,900     Linn Energy LLC                                               246,015
  5,700     Magellan Midstream Partners LP                                202,863
  6,899     Mariner Energy, Inc.(a)                                       255,056
  4,582     MarkWest Energy Partners LP                                   163,577
  2,000     Matrix Service Co.(a)                                          46,120
  5,100     McMoRan Exploration Co.(a),(b)                                140,352
  5,100     Meridian Resource Corp.(a)                                     15,045
 12,498     Newfield Exploration Co.(a)                                   815,495
  1,900     Northern Oil And Gas, Inc.(a)                                  25,232
  3,600     NuStar Energy L.P.                                            170,604
    700     OYO Geospace Corp.(a)                                          41,258
 14,710     Patterson-UTI Energy, Inc.                                    530,148
 21,301     PetroHawk Energy Corp.(a)                                     986,449
  4,400     Petroquest Energy, Inc.(a)                                    118,360
 10,775     Pioneer Natural Resources Co.                                 843,467
    700     Pioneer Southwest Energy Partners LP(a)                        15,645
  9,619     Plains Exploration & Production Co.(a)                        701,898
 15,400     Pride International, Inc.(a)                                  728,266
 10,460     Quicksilver Resources, Inc.(a)                                404,174
  8,000     Ram Energy Resources, Inc.(a)                                  50,320
  5,300     Rosetta Resources, Inc.(a)                                    151,050
  6,100     St. Mary Land & Exploration Co.                               394,304
  2,279     Stone Energy Corp.(a)                                         150,209
  2,500     Suburban Propane Partners LP                                   95,575
  1,700     Sunoco Logistics Partners LP                                   79,730
  7,726     Superior Energy Services, Inc.(a)                             426,012
  2,300     Superior Well Services, Inc.(a)                                72,933
  9,000     Syntroleum Corp.(a)                                            15,570
  6,700     TEPPCO Partners LP                                            222,373
  4,200     Teekay Corp.                                                  189,756
  1,400     Teekay Offshore Partners LP                                    27,650
  1,900     Transmontaigne Partners LP                                     51,338
  4,500     Tri-Valley Corp.(a),(b)                                        33,435
 14,500     Ultra Petroleum Corp.(a)                                    1,423,900
  1,300     Union Drilling, Inc.(a)                                        28,184
  6,500     Vaalco Energy, Inc.(a)                                         55,055
  2,700     W&T Offshore, Inc.                                            157,977
  4,200     Warren Resources, Inc.(a)                                      61,656
  2,000     Western Gas Partners LP(a)                                     33,700
  3,000     Western Refining, Inc.(b)                                      35,520
  4,200     Whiting Petroleum Corp.(a)                                    445,536
  1,100     Williams Pipeline Partners LP                                  18,986
                                                                     ------------
                                                                       18,308,956
                                                                     ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  DRUGS & MEDICINE - 8.9%
  1,800     AMAG Pharmaceuticals, Inc.(a)                            $     61,380
  5,500     AMERIGROUP Corp.(a)                                           114,400
  2,552     APP Pharmaceuticals, Inc.(a)                                   42,669
  2,900     ARYx Therapeutics, Inc.(a)                                     22,852
    900     ATS Medical, Inc.(a)                                            1,917
  7,050     AVANIR Pharmaceuticals Class A(a)                               7,050
  3,100     AVI BioPharma, Inc.(a)                                          3,472
  2,300     Abaxis, Inc.(a)                                                55,499
  3,200     Abiomed, Inc.(a)                                               56,800
    613     The Abraxis Bioscience, Inc.(a)                                38,900
  4,500     Acadia Pharmaceuticals, Inc.(a)                                16,605
  1,600     Accelrys, Inc.(a)                                               7,728
  4,800     Accuray, Inc.(a)                                               34,992
  3,300     Acorda Therapeutics, Inc.(a)                                  108,339
  2,200     Acura Pharmaceuticals, Inc.(a)                                 17,424
  7,200     Adolor Corp.(a)                                                39,456
  4,435     Advanced Medical Optics, Inc.(a)                               83,111
  1,700     Affymax, Inc.(a)                                               27,047
  1,300     Air Methods Corp.(a)                                           32,500
  2,200     Air Transport Services Group, Inc.(a)                           2,200
  2,000     Albany Molecular Research, Inc.(a)                             26,540
  3,800     Alexion Pharmaceuticals, Inc.(a)                              275,500
  3,600     Alexza Pharmaceuticals, Inc.(a)                                14,184
  4,900     Align Technology, Inc.(a)                                      51,401
 10,300     Alkermes, Inc.(a)                                             127,308
      2     Allegro Biodiesel Corp.(a)                                          -
  3,300     Alliance Imaging, Inc.(a)                                      28,611
  6,800     Allos Therapeutics, Inc.(a)                                    46,988
  5,945     Allscripts Healthcare Solutions, Inc.(a)                       73,777
  1,000     Almost Family, Inc.(a)                                         26,600
  4,600     Alpharma, Inc. Class A(a)                                     103,638
    500     Altus Pharmaceuticals, Inc.(a)                                  2,225
  2,667     Amedisys, Inc.(a)                                             134,470
    800     America Service Group, Inc.(a)                                  7,320
  7,500     American Medical Systems Holdings, Inc.(a)                    112,125
  2,200     Amicus Therapeutics, Inc.(a),(b)                               23,496
  2,400     Amsurg Corp.(a)                                                58,440
 13,700     Amylin Pharmaceuticals, Inc.(a),(b)                           347,843
  1,700     Anadys Pharmaceuticals, Inc.(a)                                 3,825
    400     Anesiva, Inc.(a)                                                1,180
  2,590     AngioDynamics, Inc.(a)                                         35,275
  3,100     Animal Health International, Inc.(a)                           19,313
  9,300     Antigenics, Inc.(a),(b)                                        17,949
  5,400     Applera Corp. - Celera Genomics Group(a)                       61,344
  3,100     Apria Healthcare Group, Inc.(a)                                60,109
  1,900     Arcadia Resources, Inc.(a)                                      1,064
  2,000     Ardea Biosciences, Inc.(a)                                     25,640
  8,240     Arena Pharmaceuticals, Inc.(a)                                 42,765
  8,800     Ariad Pharmaceuticals, Inc.(a)                                 21,120
  2,430     Arqule, Inc.(a)                                                 7,897
  4,300     Array Biopharma, Inc.(a)                                       20,210
  2,700     ArthroCare Corp.(a),(b)                                       110,187
  1,100     Aspect Medical Systems, Inc.(a)                                 6,919
    700     AspenBio Pharma, Inc.(a)                                        4,459
  4,800     Assisted Living Concepts, Inc.(a)                              26,400
  8,400     Atherogenics, Inc.(a),(b)                                       4,927
  3,900     Auxilium Pharmaceuticals, Inc.(a)                             131,118
  1,766     Avant Immunotherapeutics, Inc.(a)                              25,713
  1,000     Avigen, Inc.(a)                                                 2,890
  1,700     Barrier Therapeutics, Inc.(a)                                   6,834
  6,000     Beckman Coulter, Inc.                                         405,180
    900     Bentley Pharmaceuticals, Inc.(a)                               14,535
  1,700     Bio-Reference Labs, Inc.(a)                                    37,927
  1,700     BioCryst Pharmaceuticals, Inc.(a)                               4,760
  1,000     BioForm Medical, Inc.(a)                                        4,040
  9,800     BioMarin Pharmaceuticals, Inc.(a)                             284,004
    400     BioMimetic Therapeutics, Inc.(a)                                4,768
    900     BioSphere Medical, Inc.(a)                                      3,105
    600     Biodel, Inc.(a)                                                 7,800
  2,400     Biolase Technology, Inc.(a)                                     8,208
  3,363     Biopure Corp. Class A(a)                                        1,614
  2,596     Bioscript, Inc.(a)                                              6,724
  2,050     CONMED Corp.(a)                                                54,428
  4,300     CV Therapeutics, Inc.(a)                                       35,389
    900     Cadence Pharmaceuticals, Inc.(a)                                5,481
 16,300     Calypte Biomedical Corp.(a)                                       913
  2,100     Cambrex Corp.(a)                                               12,327
  1,200     Caraco Pharmaceutical Laboratories Ltd.(a)                     15,840

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,210     Cardiac Science Corp.(a)                                 $     26,322
  2,700     Cardica, Inc.(a)                                               22,842
    500     CardioNet, Inc.(a)                                             13,315
    414     Cardiodynamics International Corp.(a)                             571
  1,476     Cardiotech International, Inc.(a)                               1,033
  3,950     Cell Therapeutics, Inc.(a),(b)                                  1,896
  3,100     Centene Corp.(a)                                               52,049
  6,400     Cephalon, Inc.(a)                                             426,816
  1,400     Cerus Corp.(a)                                                  5,726
  6,492     Charles River Laboratories International, Inc.(a)             414,969
    100     Chelsea Therapeutics International, Inc.(a)                       488
 10,700     Clarient, Inc.(a)                                              21,400
    687     Clinical Data, Inc.(a)                                          9,803
  7,400     Columbia Laboratories, Inc.(a),(b)                             24,420
  9,200     Community Health Systems, Inc.(a)                             303,416
  3,300     Conceptus, Inc.(a)                                             61,017
  4,643     The Cooper Cos., Inc.                                         172,487
  1,500     Corvel Corp.(a)                                                50,805
  1,900     Cougar Biotechnology, Inc.(a)                                  45,277
  6,100     Covance, Inc.(a)                                              524,722
  2,000     CryoLife, Inc.(a)                                              22,880
  5,900     Cubist Pharmaceuticals, Inc.(a)                               105,374
  3,300     Curis, Inc.(a)                                                  4,851
    900     Cutera, Inc.(a)                                                 8,127
  2,500     Cyberonics, Inc.(a),(b)                                        54,250
  1,600     Cynosure, Inc. Class A(a)                                      31,712
  4,200     Cypress Bioscience, Inc.(a)                                    29,946
 10,200     CytRx Corp.(a),(b)                                              6,642
  1,700     Cytokinetics, Inc.(a)                                           6,307
  9,700     DaVita, Inc.(a)                                               515,361
  1,400     Datascope Corp.                                                65,800
    900     Daxor Corp.(a)                                                 14,400
  9,930     Dendreon Corp.(a),(b)                                          44,189
 13,200     Dentsply International, Inc.                                  485,760
  7,300     Depomed, Inc.(a)                                               23,433
  3,900     DexCom, Inc.(a)                                                23,556
  1,300     Dialysis Corp. of America(a)                                    9,451
 10,100     Discovery Laboratories, Inc.(a),(b)                            16,665
  7,200     Durect Corp.(a)                                                26,424
  1,300     Dusa Pharmaceuticals, Inc.(a)                                   2,613
      4     Dynacq Healthcare, Inc.(a)                                         26
  4,700     Dynavax Technologies Corp.(a)                                   6,862
  7,566     EPIX Pharmaceuticals, Inc.(a)                                  13,089
  5,300     Edwards Lifesciences Corp.(a)                                 328,812
  1,200     Emergency Medical Services Corp.(a)                            27,156
    600     Emergent Biosolutions, Inc.(a)                                  5,958
  2,100     Emeritus Corp.(a)                                              30,702
  4,800     Emisphere Technologies, Inc.(a)                                12,864
 10,400     Endo Pharmaceuticals Holdings, Inc.(a)                        251,576
  6,200     Endologix, Inc.(a)                                             14,322
  4,300     Entremed, Inc.(a)                                               2,365
  1,773     Enzo Biochem, Inc.(a)                                          19,893
  5,900     Enzon Pharmaceuticals, Inc.(a)                                 42,008
    673     EpiCept Corp.(a)                                                  160
    725     Escalon Medical Corp.(a)                                        2,088
  7,183     ev3, Inc.(a)                                                   68,095
  1,600     Exact Sciences Corp.(a)                                         2,880
    700     Exactech, Inc.(a)                                              17,997
  2,900     FGX International Holdings Ltd.(a)                             23,316
    692     Fonar Corp.(a)                                                  1,515
  3,000     GTx, Inc.(a)                                                   43,050
  5,200     Gen-Probe, Inc.(a)                                            246,896
    900     GenVec, Inc.(a)                                                 1,296
    566     Genaera Corp.(a)                                                1,024
  1,060     Genelabs Technologies, Inc.(a)                                    636
 45,340     Genentech, Inc.(a)                                          3,441,306
  2,100     Genitope Corp.(a)                                                  93
  2,600     Genomic Health, Inc.(a),(b)                                    49,790
    700     Genoptix, Inc.(a)                                              22,085
  1,300     Genta, Inc.(a)                                                    494
  3,800     Geron Corp.(a),(b)                                             13,110
  2,300     Greatbatch, Inc.(a)                                            39,790
  2,500     HMS Holdings Corp.(a)                                          53,675
  2,600     Haemonetics Corp.(a)                                          144,196
  7,300     Halozyme Therapeutics, Inc.(a)                                 39,274
  1,800     Hansen Medical, Inc.(a),(b)                                    30,096
  5,100     Health Grades Inc.(a)                                          22,899
 23,880     Health Management Associates, Inc. Class A(a)                 155,459

48

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
 10,380     Health Net, Inc.(a)                                      $    249,743
  3,800     HealthExtras, Inc.(a)                                         114,532
  6,500     HealthSouth Corp.(a)                                          108,095
  4,300     HealthSpring, Inc.(a)                                          72,584
  1,900     HealthTronics, Inc.(a)                                          6,213
  3,077     Healthcare Services Group, Inc.                                46,801
  3,600     Healthways, Inc.(a)                                           106,560
    500     Helicos BioSciences Corp.(a)                                    2,350
  1,300     Hemispherx Biopharma, Inc.(a)                                   1,092
  8,600     Henry Schein, Inc.(a)                                         443,502
  6,500     Herbalife Ltd.                                                251,875
  1,075     Hi-Tech Pharmacal Co., Inc.(a)                                 10,750
  6,045     Hill-Rom Holdings, Inc.                                       163,094
  2,300     Hollis-Eden Pharmaceuticals, Inc.(a)                            3,519
 23,936     Hologic, Inc.(a)                                              521,805
  4,600     Hooper Holmes, Inc.(a)                                          4,692
 13,800     Human Genome Sciences, Inc.(a)                                 71,898
  2,900     Hydron Technologies, Inc.(a)                                      145
  2,700     I-Flow Corp.(a)                                                27,405
  1,600     ICU Medical, Inc.(a)                                           36,608
  2,600     II-VI, Inc.(a)                                                 90,792
    200     IPC The Hospitalist Co., Inc.(a)                                3,764
    400     Idera Pharmaceuticals, Inc.(a)                                  5,844
  5,400     Idexx Laboratories, Inc.(a)                                   263,196
  6,321     ImClone Systems, Inc.(a)                                      255,748
  7,037     Immucor, Inc.(a)                                              182,118
  4,000     Immunicon Corp.(a)                                                276
  2,900     ImmunoGen, Inc.(a)                                              8,874
  8,300     Immunomedics, Inc.(a)                                          17,679
  8,400     Incyte Corp.(a)                                                63,924
 10,100     Indevus Pharmaceuticals, Inc.(a)                               15,857
  4,200     Insmed, Inc.(a)                                                 1,638
  6,400     Inspire Pharmaceuticals, Inc.(a)                               27,392
  2,300     Insulet Corp.(a)                                               36,179
  2,400     Integra LifeSciences Holdings Corp.(a)                        106,752
  3,800     InterMune, Inc.(a),(b)                                         49,856
  2,600     Introgen Therapeutics, Inc.(a),(b)                              4,030
  3,500     Invacare Corp.                                                 71,540
  6,575     Inverness Medical Innovations, Inc.(a)                        218,093
  8,900     Isis Pharmaceuticals, Inc.(a)                                 121,307
  5,300     Ista Pharmaceuticals, Inc.(a)                                  10,706
  6,200     Javelin Pharmaceuticals, Inc.(a)                               14,384
    700     Jazz Pharmaceuticals, Inc.(a)                                   5,187
  2,900     K-V Pharmaceutical Co. Class A(a)                              56,057
  1,600     Kendle International, Inc.(a)                                  58,128
  1,700     Kensey Nash Corp.(a)                                           54,485
  3,190     Kindred Healthcare, Inc.(a)                                    91,744
  5,215     Kinetic Concepts, Inc.(a)                                     208,131
  2,450     LCA-Vision, Inc.(b)                                            11,687
  2,300     LHC Group, Inc.(a)                                             53,475
  5,540     La Jolla Pharmaceutical Co.(a)                                 12,077
  1,210     Lakeland Industries, Inc.(a)                                   15,343
    700     Landauer, Inc.                                                 39,368
    300     Langer, Inc.(a)                                                   387
    800     Lectec Corp.(a)                                                 1,840
  3,000     Lexicon Genetics, Inc.(a)                                       4,800
  5,345     LifePoint Hospitals, Inc.(a)                                  151,264
  8,200     Ligand Pharmaceuticals, Inc. Class B(a)                        21,320
  7,100     Lincare Holdings, Inc.(a)                                     201,640
    300     MAP Pharmaceuticals, Inc.(a)                                    3,099
  1,600     MEDTOX Scientific, Inc.(a)                                     22,208
  3,879     Magellan Health Services, Inc.(a)                             143,639
 11,300     MannKind Corp.(a),(b)                                          33,900
  3,100     Mannatech, Inc.(b)                                             16,864
  3,400     Martek Biosciences Corp.(a)                                   114,614
  4,400     Masimo Corp.(a)                                               151,140
  3,100     MedAssets, Inc.(a)                                             52,855
  1,500     MedCath Corp.(a)                                               26,970
  9,500     Medarex, Inc.(a)                                               62,795
    900     Medical Action Industries, Inc.(a)                              9,333
  5,370     Medicines Co.(a)                                              106,433
  5,600     Medicis Pharmaceutical Corp. Class A                          116,368
  2,100     Medifast, Inc.(a)                                              11,046
  2,830     Medis Technologies Ltd.(a),(b)                                  9,537
  3,000     Medivation, Inc.(a),(b)                                        35,490
    100     Memory Pharmaceuticals Corp.(a)                                    39
  3,500     Mentor Corp.(b)                                                97,370
  2,925     Meridian Bioscience, Inc.                                      78,741
  2,768     Merit Medical Systems, Inc.(a)                                 40,690
  2,500     Metabolix, Inc.(a)                                             24,500

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    300     Metropolitan Health Networks, Inc.(a)                    $        543
    533     Micromet, Inc.(a)                                               1,407
  2,100     Micrus Endovascular Corp.(a)                                   29,442
  8,000     MiddleBrook Pharmaceuticals, Inc.(a)                           27,040
  2,100     Mine Safety Appliances Co.                                     83,979
    400     Molecular Insight Pharmaceuticals, Inc.(a)                      2,204
  2,000     Molina Healthcare, Inc.(a)                                     48,680
  2,700     Momenta Pharmaceuticals, Inc.(a)                               33,210
 13,060     Monogram Biosciences, Inc.(a)                                  14,366
  4,400     Myriad Genetics, Inc.(a)                                      200,288
  4,600     NBTY, Inc.(a)                                                 147,476
  3,440     NPS Pharmaceuticals, Inc.(a)                                   15,308
  3,500     Nabi Biopharmaceuticals(a)                                     13,790
    200     Nanosphere, Inc.(a)                                             1,572
    150     National Dentex Corp.(a)                                        1,896
    400     National Healthcare Corp.                                      18,332
  2,900     Natus Medical, Inc.(a)                                         60,726
  8,600     Nektar Therapeutics(a)                                         28,810
  4,486     Neopharm, Inc.(a)                                               2,378
  1,900     Neose Technologies, Inc.(a)                                       570
  5,345     Neurocrine Biosciences, Inc.(a)                                22,396
  2,600     Neurogen Corp.(a)                                               2,678
  1,700     Neurometrix, Inc.(a),(b)                                        2,380
  3,400     Nile Therapeutics, Inc.(a)                                     17,408
  3,000     Northfield Laboratories, Inc.(a),(b)                            2,130
 19,600     Nova Biosource Fuels, Inc.(a),(b)                              13,132
  4,000     Novacea, Inc.(a)                                               10,440
  3,500     Novavax, Inc.(a)                                                8,715
  3,000     Noven Pharmaceuticals, Inc.(a)                                 32,070
  3,600     NuVasive, Inc.(a)                                             160,776
  1,400     Nutraceutical International Corp.(a)                           16,800
 10,221     Nuvelo, Inc.(a)                                                 5,724
  5,300     NxStage Medical, Inc.(a)                                       20,352
  1,600     OMRIX Biopharmaceuticals, Inc.(a)                              25,184
  5,767     OSI Pharmaceuticals, Inc.(a)                                  238,292
  2,700     Obagi Medical Products, Inc.(a)                                23,085
  3,850     Odyssey HealthCare, Inc.(a)                                    37,499
 10,500     Omnicare, Inc.                                                275,310
  5,600     Onyx Pharmaceuticals, Inc.(a)                                 199,360
  8,100     Opko Health, Inc.(a),(b)                                       12,312
  4,775     OraSure Technologies, Inc.(a)                                  17,859
    380     Ore Pharmaceuticals, Inc.(a)                                      502
  1,200     Orexigen Therapeutics, Inc.(a)                                  9,468
  1,700     Orthofix International NV(a)                                   49,215
  4,100     Orthologic Corp.(a)                                             4,100
  5,920     Orthovita, Inc.(a)                                             12,136
    550     Oscient Pharmaceuticals Corp.(a)                                  781
  1,300     Osiris Therapeutics, Inc.(a),(b)                               16,705
  3,300     Osteotech, Inc.(a)                                             18,777
  4,100     Owens & Minor, Inc.                                           187,329
 11,400     PDL BioPharma, Inc.                                           121,068
  4,700     PSS World Medical, Inc.(a)                                     76,610
  4,500     Pain Therapeutics, Inc.(a)                                     35,550
 11,006     Panacos Pharmaceuticals, Inc.(a)                                4,953
  2,800     Par Pharmaceutical Cos., Inc.(a)                               45,444
  5,800     Parexel International Corp.(a)                                152,598
  4,800     Pediatrix Medical Group, Inc.(a)                              236,304
  4,600     Penwest Pharmaceuticals Co.(a)                                 12,420
 20,800     Peregrine Pharmaceuticals, Inc.(a),(b)                          8,738
  7,500     Perrigo Co.                                                   238,275
  3,100     PetMed Express, Inc.(a)                                        37,975
  3,423     PharMerica Corp.(a)                                            77,326
  9,200     Pharmaceutical Product Development, Inc.                      394,680
  4,000     Pharmacopeia Drug Discovery, Inc.(a)                           15,320
  2,290     Pharmacyclics, Inc.(a)                                          4,053
  2,200     Pharmasset, Inc.(a)                                            41,536
  1,140     Pharmos Corp.(a)                                                  433
  2,900     Power Medical Interventions, Inc.(a)                           16,095
  3,300     Pozen, Inc.(a),(b)                                             35,904
  2,500     Prestige Brands Holdings, Inc.(a)                              26,650
  3,200     Progenics Pharmaceuticals, Inc.(a)                             50,784
    800     ProxyMed, Inc.(a)                                                 288
    125     Psychemedics Corp.                                              2,050
  5,032     Psychiatric Solutions, Inc.(a)                                190,411
  7,600     Questcor Pharmaceuticals, Inc.(a)                              35,264
  1,900     Quidel Corp.(a)                                                31,388
  2,000     RTI Biologics, Inc.(a)                                         17,500
    507     RXi Pharmaceuticals Corp.(a)                                    4,056

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    800     RadNet, Inc.(a)                                          $      4,960
  6,000     Regeneron Pharmaceuticals, Inc.(a)                             86,640
  2,100     RehabCare Group, Inc.(a)                                       33,663
  1,600     Reliv International, Inc.                                       8,752
  1,300     Repros Therapeutics, Inc.(a)                                   12,311
  1,200     Res-Care, Inc.(a)                                              21,336
  7,500     ResMed, Inc.(a)                                               268,050
  1,300     Retractable Technologies, Inc.(a)                               1,924
  5,000     Rexahn Pharmaceuticals, Inc.(a)                                16,200
  3,665     Rigel Pharmaceuticals, Inc.(a)                                 83,049
  2,200     Rochester Medical Corp.(a)                                     22,924
  5,703     Salix Pharmaceuticals Ltd.(a)                                  40,092
  4,100     Sangamo Biosciences, Inc.(a),(b)                               40,795
  2,700     Santarus, Inc.(a)                                               5,427
  5,484     Savient Pharmaceuticals, Inc.(a)                              138,745
  5,700     Sciclone Pharmaceuticals, Inc.(a)                               8,721
  3,750     Sciele Pharma, Inc.                                            72,563
  6,700     Seattle Genetics, Inc.(a)                                      56,682
 10,355     Sepracor, Inc.(a)                                             206,272
  2,700     Skilled Healthcare Group, Inc. Class A(a)                      36,234
  3,000     Somaxon Pharmaceuticals, Inc.(a)                               14,310
  3,500     Sonic Innovations, Inc.(a)                                     11,690
  2,000     SonoSite, Inc.(a)                                              56,020
  1,900     Sparta Surgical Corp.(a)                                            -
  3,800     Spectranetic Corp.(a)                                          37,468
     16     Spectrum Pharmaceuticals, Inc.(a)                                  22
  2,400     Staar Surgical Co.(a)                                           7,440
 10,100     Star Scientific, Inc.(a)                                       12,120
  5,400     StemCells, Inc.(a)                                              6,588
  2,600     Stereotaxis, Inc.(a),(b)                                       13,936
  6,000     Steris Corp.                                                  172,560
    900     Sucampo Pharmaceuticals, Inc. Class A(a)                        9,657
  3,100     Sun Healthcare Group, Inc.(a)                                  41,509
  3,200     Sunrise Senior Living, Inc.(a)                                 71,936
  3,130     SuperGen, Inc.(a)                                               6,417
  1,400     SurModics, Inc.(a),(b)                                         62,776
  1,200     Symmetry Medical, Inc.(a)                                      19,464
    900     Synovis Life Technologies, Inc.(a)                             16,947
    900     Synta Pharmaceuticals Corp.(a)                                  5,490
  8,500     SyntheMed, Inc.(a)                                              2,975
     50     Synvista Therapeutics, Inc.(a)                                     94
    850     Targeted Genetics Corp.(a)                                        493
  3,300     Techne Corp.(a)                                               255,387
  8,430     Telik, Inc.(a),(b)                                             10,200
  4,000     Tercica, Inc.(a)                                               35,320
  1,900     Theragenics Corp.(a)                                            6,897
  4,500     Theravance, Inc.(a)                                            53,415
  5,000     Third Wave Technologies, Inc.(a)                               55,800
  4,000     Thoratec Corp.(a)                                              69,560
  7,300     Threshold Pharmaceuticals, Inc.(a)                              2,628
  2,800     Titan Pharmaceuticals, Inc.(a)                                  3,864
  4,700     Tomotherapy, Inc.(a)                                           41,971
    375     TorreyPines Therapeutics, Inc.(a)                                 465
    400     Trans1, Inc.(a)                                                 6,028
    900     Transgenomic, Inc.(a)                                             693
  2,900     Trimeris, Inc.                                                 13,688
  1,100     Triple-S Management Corp.(a)                                   17,985
    400     Trubion Pharmaceuticals, Inc.(a)                                1,784
  1,600     US Physical Therapy, Inc.(a)                                   26,256
  1,400     USANA Health Sciences, Inc.(a)                                 37,618
    400     Uluru, Inc.(a)                                                    340
  2,300     United Therapeutics Corp.(a)                                  224,825
  2,700     Universal Display Corp.(a),(b)                                 33,264
  4,600     Universal Health Services, Inc. Class B                       290,812
  1,700     Urologix, Inc.(a)                                               3,111
  1,100     Utah Medical Products, Inc.                                    31,449
  8,040     VCA Antech, Inc.(a)                                           223,351
  7,400     Valeant Pharmaceuticals International(a)                      126,614
  3,000     Vanda Pharmaceuticals, Inc.(a)                                  9,870
    170     Vermillion, Inc.(a)                                               379
 13,362     Vertex Pharmaceuticals, Inc.(a)                               447,226
      9     Via Pharmaceuticals, Inc.(a)                                       18
  1,000     Vical, Inc.(a)                                                  3,370
    330     Vion Pharmaceuticals, Inc.(a)                                     383
  4,900     ViroPharma, Inc.(a)                                            54,194
  1,600     Virtual Radiologic Corp.(a)                                    21,200
    900     Vital Signs, Inc.                                              51,102
  6,800     Vivus, Inc.(a)                                                 45,424
  1,660     Vnus Medical Technologies, Inc.(a)                             33,217

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,200     Volcano Corp.(a)                                         $     39,040
  8,500     Warner Chilcott Ltd.(a)                                       144,075
  2,500     West Pharmaceutical Services, Inc.                            108,200
  3,100     Wright Medical Group, Inc.(a)                                  88,071
 14,200     XOMA Ltd.(a)                                                   23,998
    900     XTENT, Inc.(a)                                                  2,259
  2,300     Xenoport, Inc.(a)                                              89,769
  2,700     Zila, Inc.(a)                                                     810
  2,210     Zoll Medical Corp.(a)                                          74,411
  6,300     ZymoGenetics, Inc.(a),(b)                                      53,046
                                                                     ------------
                                                                       27,277,976
                                                                     ------------
  ELECTRONICS - 7.6%
  7,300     8x8, Inc.(a),(b)                                                8,322
    100     ACE*COMM Corp.(a)                                                  30
  3,100     APAC Customer Services, Inc.(a)                                 4,960
  3,400     ATMI, Inc.(a)                                                  94,928
  5,300     AVX Corp.                                                      59,943
  1,200     AXT, Inc.(a)                                                    5,028
  1,300     AZZ Inc.(a)                                                    51,870
  2,900     Actel Corp.(a)                                                 48,865
  4,200     Acuity Brands, Inc.                                           201,936
  5,400     Acxiom Corp.                                                   62,046
  3,700     Advanced Analogic Technologies, Inc.(a)                        15,281
  5,000     Advanced Battery Technologies, Inc.(a),(b)                     28,850
  2,500     Advanced Energy Industries, Inc.(a)                            34,250
  3,300     Agilysys, Inc.                                                 37,422
  2,000     Airvana, Inc.(a)                                               10,720
  1,400     Alliance Fiber Optic Products, Inc.(a)                          1,932
  3,162     Alliant Techsystems, Inc.(a)                                  321,512
  8,500     Altair Nanotechnologies, Inc.(a),(b)                           14,450
  3,600     Altra Holdings, Inc.(a)                                        60,516
  1,350     American Physicians Capital, Inc.                              65,394
  1,000     American Science & Engineering, Inc.                           51,530
 10,410     Amkor Technology, Inc.(a)                                     108,368
 15,810     Amphenol Corp. Class A                                        709,552
    100     Amtech Systems, Inc.(a)                                         1,074
  6,500     Anadigics, Inc.(a)                                             64,025
  1,100     Anaren, Inc.(a)                                                11,627
  3,100     Anixter International, Inc.(a)                                184,419
  7,075     Applied Micro Circuits Corp.(a)                                60,562
 12,398     Arris Group, Inc.(a)                                          104,763
 11,900     Arrow Electronics, Inc.(a)                                    365,568
  1,300     Ascent Solar Technologies, Inc.(a)                             13,455
  4,300     Asyst Technologies, Inc.(a)                                    15,351
  5,900     Atheros Communications, Inc.(a)                               177,000
 35,400     Atmel Corp.(a)                                                123,192
  2,200     Audiovox Corp. Class A(a)                                      21,604
  3,100     AuthenTec, Inc.(a)                                             32,302
 12,400     Avanex Corp.(a)                                                14,012
  3,356     Avid Technology, Inc.(a)                                       57,018
 14,264     Avnet, Inc.(a)                                                389,122
    900     Aware, Inc.(a)                                                  2,718
  7,500     Axcelis Technologies, Inc.(a)                                  36,600
  1,200     Axsys Technologies, Inc.(a)                                    62,448
    900     Badger Meter, Inc.                                             45,477
    600     Bel Fuse, Inc.                                                 14,826
  4,500     Belden, Inc.                                                  152,460
  2,135     Bell Microproducts, Inc.(a)                                     5,166
  4,984     Benchmark Electronics, Inc.(a)                                 81,438
  3,200     BigBand Networks, Inc.(a)                                      15,136
 15,300     Bookham, Inc.(a)                                               25,857
  6,782     Brooks Automation, Inc.(a)                                     56,087
  5,100     Bruker BioSciences Corp.(a)                                    65,535
  2,800     C&D Technologies, Inc.(a),(b)                                  23,688
  3,170     CMGI, Inc.(a)                                                  33,602
  4,000     CTS Corp.                                                      40,200
  2,500     Cabot Microelectronics Corp.(a)                                82,875
 24,900     Cadence Design Systems, Inc.(a)                               251,490
  1,300     CalAmp Corp.(a)                                                 2,665
  4,000     California Micro Devices CP(a)                                 12,440
  2,385     Caliper Life Sciences, Inc.(a)                                  6,177
  2,800     Candela Corp.(a)                                                6,524
  5,300     Captaris, Inc.(a)                                              21,465
    600     Cardtronics, Inc.(a)                                            5,322
  3,000     Cavium Networks, Inc.(a)                                       63,000
  5,700     Cepheid, Inc.(a)                                              160,284
  1,103     Ceva, Inc.(a)                                                   8,791
    700     Champion Industries, Inc.                                       3,241

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  4,200     Checkpoint Systems, Inc.(a)                              $     87,696
  8,700     Cirrus Logic, Inc.(a)                                          48,372
  1,400     Coherent, Inc.(a)                                              41,846
  1,300     Cohu, Inc.                                                     19,084
  6,716     CommScope, Inc.(a)                                            354,403
  2,500     Comtech Telecommunications Corp.(a)                           122,500
  2,755     Conexant Systems, Inc.(a)                                      12,397
  2,700     Cox Radio, Inc. Class A(a)                                     31,860
  7,400     Credence Systems Corp.(a)                                       9,620
  7,900     Cree, Inc.(a),(b)                                             180,199
  3,205     Cymer, Inc.(a)                                                 86,150
 14,300     Cypress Semiconductor Corp.(a)                                353,925
  3,627     DDi Corp.(a)                                                   21,798
  4,000     DSP Group, Inc.(a)                                             28,000
  2,200     DTS, Inc.(a)                                                   68,904
  2,900     Daktronics, Inc.                                               58,493
  3,800     Data Domain, Inc.(a)                                           88,654
    100     Dataram Corp.                                                     261
  4,200     DealerTrack Holdings, Inc.(a)                                  59,262
  3,350     Diodes, Inc.(a)                                                92,594
  1,900     Dionex Corp.(a)                                               126,103
  4,500     Dolby Laboratories, Inc. Class A(a)                           181,350
  1,600     Ducommun, Inc.(a)                                              36,736
  1,400     Dynamics Research Corp.(a)                                     14,700
  3,700     EF Johnson Technologies, Inc.(a)                                6,475
  1,200     EMS Technologies, Inc.(a)                                      26,208
  4,000     ESS Technology, Inc.(a)                                         6,520
    300     Eagle Test Systems, Inc.(a)                                     3,360
  3,400     Electro Scientific Industries, Inc.(a)                         48,178
  1,700     Electroglas, Inc.(a)                                            3,179
  5,600     Electronics for Imaging, Inc.(a)                               81,760
     20     eMagin Corp.(a)                                                    16
  6,800     Emcore Corp.(a),(b)                                            42,568
  1,400     Empire Resources, Inc.                                          5,334
  6,000     Emulex Corp.(a)                                                69,900
  1,000     EndWare Corp.(a)                                                6,350
  4,000     Ener1, Inc.(a)                                                 29,680
  4,400     EnerSys(a)                                                    150,612
  5,400     Energizer Holdings, Inc.(a)                                   394,686
  3,900     Energy Conversion Devices, Inc.(a),(b)                        287,196
  4,700     Entertainment Distribution Co., Inc.(a)                         2,303
  9,200     Entorian Technologies, Inc.(a)                                  7,084
  2,000     Entropic Communications, Inc.(a)                                9,500
  6,100     Exar Corp.(a)                                                  45,994
  1,800     Excel Technology, Inc.(a)                                      40,176
  6,887     Exide Technologies(a)                                         115,426
  3,800     FEI Co.(a)                                                     86,564
  5,300     FSI International, Inc.(a)                                      7,102
  9,400     Fairchild Semiconductor International, Inc.(a)                110,262
  1,700     Faro Technologies, Inc.(a)                                     42,789
  4,400     First Solar, Inc.(a)                                        1,200,408
 12,500     Flir Systems, Inc.(a)                                         507,125
  2,400     Flotek Industries, Inc.(a),(b)                                 49,488
  5,000     Formfactor, Inc.(a)                                            92,150
  7,200     FuelCell Energy, Inc.(a),(b)                                   51,120
  2,400     GTC Biotherapeutics, Inc.(a)                                      960
  4,700     General Cable Corp.(a)                                        285,995
  2,700     Genesis Energy LP                                              49,815
  4,100     Getty Images, Inc.(a)                                         139,113
  4,200     Glu Mobile, Inc.(a)                                            20,286
  9,600     Harmonic, Inc.(a)                                              91,296
 12,790     Harris Corp.                                                  645,767
  1,520     Harvard Bioscience, Inc.(a)                                     7,068
  2,600     Hearst-Argyle Television, Inc.                                 49,920
    975     Herley Industries, Inc.(a)                                     12,948
    447     Hifn, Inc.(a)                                                   2,061
  1,700     Hittite Microwave Corp.(a)                                     60,554
  2,900     Hoku Scientific, Inc.(a),(b)                                   14,558
  2,500     Houston Wire & Cable Co.(b)                                    49,750
    800     Hungarian Telephone & Cable Corp.(a)                           14,592
  2,995     Hutchinson Technology, Inc.(a)                                 40,253
  3,700     IPG Photonics Corp.(a)                                         69,597
  2,400     IRIS International, Inc.(a)                                    37,560
  2,400     IXYS Corp.(a)                                                  28,656
    394     IdentiPHI, Inc.(a)                                                122
  1,700     iGO, Inc.(a)                                                    2,142
  5,800     Ikanos Communications, Inc.(a)                                 19,546
  5,546     Illumina, Inc.(a)                                             483,112
  6,900     Infinera Corp.(a),(b)                                          60,858

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,600     Infosonics Corp.(a)                                      $      2,700
  3,935     Innovex, Inc.(a)                                                2,244
  1,800     Integrated Electrical Services, Inc.(a)                        30,960
  2,170     Integrated Silicon Solutions, Inc.(a)                          12,065
  4,700     InterDigital, Inc.(a)                                         114,304
  7,000     International Rectifier Corp.(a)                              134,400
 11,915     Intersil Corp. Class A                                        289,773
  7,500     Isilon Systems, Inc.(a)                                        33,300
  3,400     Itron, Inc.(a)                                                334,390
  2,600     Ixia(a)                                                        18,070
  1,200     Keithley Instruments, Inc.                                     11,400
  2,800     Kemet Corp.(a)                                                  9,072
  4,200     Kopin Corp.(a)                                                 12,054
  6,800     Kulicke & Soffa Industries, Inc.(a)                            49,572
    100     LCC International, Inc. Class A(a)                                 96
 11,900     Lam Research Corp.(a)                                         430,185
 12,770     Lattice Semiconductor Corp.(a)                                 39,970
    900     LeCroy Corp.(a)                                                 8,028
  6,100     Leadis Technology, Inc.(a)                                      9,760
    100     Lightpath Technologies, Inc. Class A(a)                           150
  7,600     Limelight Networks, Inc.(a)                                    29,032
  2,370     Littelfuse, Inc.(a)                                            74,774
  4,153     MKS Instruments, Inc.(a)                                       90,951
  7,287     MRV Communications, Inc.(a)                                     8,672
  1,900     MTS Systems Corp.                                              68,172
 44,600     Marvell Technology Group Ltd.(a),(d)                          787,636
  5,200     Mattson Technology, Inc.(a)                                    24,752
  3,300     Maxwell Technologies, Inc.(a),(b)                              35,046
    100     Measurement Specialties, Inc.(a)                                1,759
  1,400     Mercury Computer Systems, Inc.(a)                              10,542
  4,300     Methode Electronics, Inc.                                      44,935
  3,500     Mettler Toledo International, Inc.(a)                         332,010
  7,217     Microsemi Corp.(a)                                            181,724
  2,000     Microtune, Inc.(a)                                              6,920
  1,855     MoSys, Inc.(a)                                                  9,108
  3,300     Monolithic Power Systems, Inc.(a)                              71,346
  1,100     Multi-Fineline Electronix, Inc.(a)                             30,437
  3,800     NETGEAR, Inc.(a)                                               52,668
  2,900     NU Horizons Electronics Corp.(a)                               14,094
  4,225     Nanogen, Inc.(a),(b)                                            1,606
  2,000     Nanometrics, Inc.(a)                                           11,640
  3,000     Nanophase Technologies Corp.(a)                                 6,930
  3,700     Napco Security Systems, Inc.(a)                                16,761
    320     Neomagic Corp.(a)                                                 102
  4,500     NetList, Inc.(a)                                                7,650
  2,200     Netlogic Microsystems, Inc.(a)                                 73,040
  4,700     Newport Corp.(a)                                               53,533
 17,235     Nuance Communications, Inc.(a)                                270,072
 35,940     ON Semiconductor Corp.(a)                                     329,570
  2,200     OSI Systems, Inc.(a)                                           47,124
  3,600     Omni Energy Services Corp.(a)                                  23,076
  5,800     Omnivision Technologies, Inc.(a)                               70,122
  3,400     OpNext, Inc.(a)                                                18,292
  1,600     Oplink Communications, Inc.(a)                                 15,360
    300     PDF Solutions, Inc.(a)                                          1,785
  1,500     PLX Technology, Inc.(a)                                        11,445
 21,700     PMC-Sierra, Inc.(a)                                           166,005
  1,500     Palomar Medical Technologies, Inc.(a)                          14,970
  1,150     Park Electrochemical Corp.                                     27,957
    800     ParkerVision, Inc.(a),(b)                                       7,944
  3,200     Pericom Semiconductor Corp.(a)                                 47,488
  2,300     Photon Dynamics, Inc.(a)                                       34,684
  1,100     Pixelworks, Inc.(a)                                             1,936
    900     Planar Systems, Inc.(a)                                         2,340
  3,300     Plantronics, Inc.                                              73,656
  4,300     Plexus Corp.(a)                                               119,024
  1,100     Powell Industries, Inc.(a)                                     55,451
  2,100     Power Integrations, Inc.(a)                                    66,381
  8,800     Power-One, Inc.(a),(b)                                         16,632
 13,600     Powerwave Technologies, Inc.(a)                                57,800
    400     Preformed Line Products Co.                                    16,124
  8,800     Quantum Corp.(a)                                               11,880
    200     QuickLogic Corp.(a)                                               334
 26,086     RF Micro Devices, Inc.(a)                                      75,649
  2,800     Radisys Corp.(a)                                               25,368
    200     Radyne Corp.(a)                                                 2,286
 10,500     Rambus, Inc.(a)                                               200,235
  1,900     Raven Industries, Inc.                                         62,282
    800     Richardson Electronics Ltd.                                     4,744
  3,100     Rofin-Sinar Technologies, Inc.(a)                              93,620
  1,600     Rubicon Technology, Inc.(a)                                    32,512

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,928     Rudolph Technologies, Inc.(a)                            $     22,546
    800     SCM Microsystems, Inc.(a)                                       2,400
  4,100     STEC, Inc.(a)                                                  42,107
  1,200     Sagemark Cos. Ltd.(a)                                              30
 38,800     Sanmina-SCI Corp.(a)                                           49,664
 45,932     Seagate Technology                                            878,679
  1,100     Semitool, Inc.(a)                                               8,261
  6,200     Semtech Corp.(a)                                               87,234
  1,700     Shoretel, Inc.(a)                                               7,514
  6,700     SiRF Technology Holdings, Inc.(a),(b)                          28,944
    154     Sielox, Inc.(a)                                                    25
  1,200     Sigmatron International, Inc.(a)                                6,960
    100     Silicon Graphics, Inc.(a)                                         543
  7,900     Silicon Image, Inc.(a)                                         57,275
  4,800     Silicon Laboratories, Inc.(a)                                 173,232
  6,000     Silicon Storage Technology, Inc.(a)                            16,620
 16,300     Skyworks Solutions, Inc.(a)                                   160,881
  2,900     Smart Modular Technologies WWH, Inc.(a)                        11,107
  9,900     Spansion LLC Class A(a)                                        22,275
  3,900     Spectrum Brands, Inc.(a),(b)                                    9,945
  1,800     Standard Microsystems Corp.(a)                                 48,870
  3,300     Starent Networks Corp.(a)                                      41,514
  3,700     SunPower Corp. Class A(a),(b)                                 266,326
  4,300     Super Micro Computer, Inc.(a)                                  31,734
    432     Superconductor Technologies, Inc.(a)                              963
  1,900     Superior Essex, Inc.(a)                                        84,797
  2,000     Supertex, Inc.(a)                                              46,680
  3,476     Symmetricom, Inc.(a)                                           13,348
  2,300     Synaptics, Inc.(a)                                             86,779
  6,900     Syntax-Brillian Corp.(a),(b)                                    3,588
  4,600     TTM Technologies, Inc.(a)                                      60,766
  6,930     Taser International, Inc.(a),(b)                               34,373
  2,400     Technitrol, Inc.                                               40,776
    300     Techwell, Inc.(a)                                               3,696
    841     Tegal Corp.(a)                                                  3,465
  6,000     Tekelec(a)                                                     88,260
  3,300     Telkonet, Inc.(a),(b)                                           1,852
     75     Terabeam, Inc.(a)                                                  42
  5,000     Tessera Technologies, Inc.(a)                                  81,850
  4,900     Thinkorswim Group, Inc.(a)                                     34,545
  5,765     Thomas & Betts Corp.(a)                                       218,205
    800     Tollgrade Communications, Inc.(a)                               3,592
 21,100     TranSwitch Corp.(a)                                            19,412
    560     Transmeta Corp.(a)                                              7,734
 14,345     TriQuint Semiconductor, Inc.(a)                                86,931
  3,700     Ultra Clean Holdings, Inc.(a)                                  29,452
  2,200     Ultralife Batteries, Inc.(a)                                   23,518
  2,200     Ultratech, Inc.(a)                                             34,144
    100     Unica Corp.(a)                                                    804
    600     Unitil Corp.                                                   16,266
 10,500     Valence Technology, Inc.(a),(b)                                46,305
  7,450     Varian Semiconductor Equipment Associates, Inc.(a)            259,409
  2,850     Varian, Inc.(a)                                               145,521
  2,300     Viasat, Inc.(a)                                                46,483
  4,400     Vicor Corp.                                                    43,912
  2,300     Virage Logic Corp.(a)                                          16,468
 12,961     Vishay Intertechnology, Inc.(a)                               114,964
  1,700     Vocus, Inc.(a)                                                 54,689
  3,000     Volterra Semiconductor Corp.(a)                                51,780
 20,000     Western Digital Corp.(a)                                      690,600
    500     Williams Controls, Inc.(a)                                      6,335
  5,317     Zebra Technologies Corp. Class A(a)                           173,547
  7,424     Zhone Technologies, Inc.(a)                                     5,642
  5,461     Zoran Corp.(a)                                                 63,894
                                                                     ------------
                                                                       23,071,814
                                                                     ------------
   ENERGY & RAW MATERIALS - 6.4%
  1,000     APCO Argentina, Inc.                                           28,950
    800     Adams Resources & Energy, Inc.                                 27,120
  2,000     Alliance Resource Partners LP                                 111,360
  6,900     Alpha Natural Resources, Inc.(a)                              719,601
  3,300     Amerigas Partners LP                                          105,105
 13,000     Arch Coal, Inc.                                               975,390
  3,600     Atlas Pipeline Partners LP                                    140,616
  2,700     Atwood Oceanics, Inc.(a)                                      335,718
    600     Barnwell Industries, Inc.                                       7,860
  4,000     Berry Petroleum Co. Class A                                   235,520
  3,800     Boardwalk Pipeline Partners LP                                 89,262
  4,500     Brigham Exploration Co.(a)                                     71,235
  2,300     Bristow Group, Inc.(a)                                        113,827

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,500     Bronco Drilling Co., Inc.(a)                             $     64,330
  2,500     Buckeye GP Holdings LP                                         56,525
  4,100     Buckeye Partners LP                                           175,357
  2,350     CARBO Ceramics, Inc.                                          137,123
  1,700     CREDO Petroleum Corp.(a)                                       23,307
  5,454     CVR Energy, Inc.(a)                                           104,990
  4,075     Cal Dive International, Inc.(a)                                58,232
 33,100     Calpine Corp.(a)                                              746,736
  2,300     Calumet Specialty Products Partners LP                         33,028
  7,316     Cimarex Energy Co.                                            509,706
  3,200     Compass Minerals International, Inc.                          257,792
  3,600     Crosstex Energy, Inc.(b)                                      124,776
    800     Dawson Geophysical Co.(a)                                      47,568
 22,100     Denbury Resources, Inc.(a)                                    806,650
  1,800     Double Eagle Pete & Mining Co.(a)                              32,814
  3,200     Dril-Quip, Inc.(a)                                            201,600
  7,800     Dune Energy, Inc.(a)                                            8,034
  3,600     Enterprise GP Holdings LP                                     108,288
 27,505     Enterprise Products Partners LP                               812,498
  6,263     Exterran Holdings, Inc.(a)                                    447,742
    400     Exterran Partners LP                                           12,428
 11,600     FMC Technologies, Inc.(a)                                     892,388
  4,300     Ferrellgas Partners LP                                         84,624
  7,600     Forest Oil Corp.(a)                                           566,200
  4,500     Foundation Coal Holdings, Inc.                                398,610
  1,300     Furmamite Corp.(a)                                             10,374
  7,600     GeoPetro Resources Co.(a)                                      30,476
  2,600     Goodrich Petroleum Corp.(a)                                   215,592
 14,200     Grey Wolf, Inc.(a)                                            128,226
  1,300     Haynes International, Inc.(a)                                  74,815
  4,600     Headwaters, Inc.(a)                                            54,142
  8,500     Helmerich & Payne, Inc.                                       612,170
  1,500     Holly Energy Partners LP                                       58,500
  3,300     ICO Inc.(a)                                                    19,866
  8,600     ION Geophysical Corp.(a)                                      150,070
  3,400     Inergy LP                                                      88,468
  2,500     James River Coal Co.(a)                                       146,725
  6,000     John D. Oil & Gas Co.(a)                                        3,420
  9,800     Joy Global, Inc.                                              743,134
 16,100     Kinder Morgan Energy Partners LP                              897,253
  5,400     Kirby Corp.(a)                                                259,200
    700     Lime Energy Co.(a)                                              4,550
  1,500     Lufkin Industries, Inc.                                       124,920
  1,300     MAXXAM, Inc.(a)                                                32,994
 21,700     McDermott International, Inc.(a)                            1,343,013
    900     NL Industries, Inc.                                             8,577
  2,700     National Coal Corp.(a)                                         23,949
  1,400     Natural Gas Services Group(a)                                  42,672
  3,200     Natural Resource Partners LP                                  131,840
  6,100     Newpark Resources, Inc.(a)                                     47,946
  3,100     NuStar GP Holdings,LLC                                         67,177
  4,900     Oil States International, Inc.(a)                             310,856
  2,000     Orion Energy Systems, Inc.(a)                                  20,000
  4,300     Parallel Petroleum Corp.(a)                                    86,559
 11,600     Parker Drilling Co.(a)                                        116,116
  2,600     Patriot Coal Corp.(a)                                         398,554
  4,100     Penn Virginia Corp.                                           309,222
  2,000     Penn Virginia GP Holdings LP                                   65,600
  2,500     Penn Virginia Resource Partners LP                             67,700
  1,580     Petroleum Development Corp.(a)                                105,054
  5,200     Pioneer Drilling Co.(a)                                        97,812
  9,841     Plains All American Pipeline LP                               443,928
  9,512     Quantum Fuel Systems Technologies Worldwide, Inc.(a),(b)       29,298
  2,600     Quest Energy Partners LP                                       42,432
    100     RGC Resources, Inc.                                             2,800
  2,000     Rex Energy Corp.(a)                                            52,800
  2,277     SEACOR Holdings, Inc.(a)                                      203,814
  8,100     SandRidge Energy, Inc.(a)                                     523,098
  3,100     Swift Energy Co.(a)                                           204,786
  1,700     TC PipeLines LP                                                59,908
  4,200     TXCO Resources, Inc.(a)                                        49,392
  5,055     Tidewater, Inc.                                               328,727
  8,000     USEC, Inc.(a),(b)                                              48,640
  4,700     Unit Corp.(a)                                                 389,959
  4,100     Uranium Resources, Inc.(a)                                     15,129
  2,600     W-H Energy Services, Inc.(a)                                  248,924
  1,700     Westmoreland Coal Co.(a)                                       35,887
  4,700     Williams Partners LP                                          154,395
  2,900     World Fuel Services Corp.                                      63,626
                                                                     ------------
                                                                       19,467,995
                                                                     ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  ENERGY & UTILITIES - 5.0%
  7,400    AGL Resources, Inc.(c)                                    $    255,892
  1,100    ATG, Inc.(a)                                                         -
  3,500    Active Power, Inc.(a)                                            4,095
  2,600    Akeena Solar, Inc.(a),(b)                                       14,534
  2,700    Allete, Inc.                                                   113,400
 10,500    Alliant Energy Corp.                                           359,730
  1,350    American States Water Co.                                       47,169
  5,800    American Water Works Co., Inc.(a)                              128,644
 13,017    Aqua America, Inc.(b)                                          207,881
 27,010    Aquila, Inc.(a)                                                101,827
    225    Artesian Resources Corp. Class A                                 4,137
  7,600    Atmos Energy Corp.                                             209,532
    200    Atrion Corp.                                                    19,164
  6,500    Aventine Renewable Energy Holdings, Inc.(a),(b)                 28,600
  5,500    Avista Corp.                                                   118,030
  3,600    Basin Water, Inc.(a),(b)                                        16,848
  7,730    Beacon Power Corp.(a),(b)                                       16,233
  4,600    BioFuel Energy Corp.(a)                                         11,730
  3,800    Black Hills Corp.                                              121,828
  1,600    CH Energy Group, Inc.                                           56,912
  2,200    Cadiz, Inc.(a)                                                  35,464
  2,100    California Water Service Group                                  68,817
  1,500    Central Vermont Public Service Corp.                            29,055
  1,500    Cheniere Energy Partners LP                                     13,635
  1,300    Chesapeake Utilities Corp.                                      33,436
  6,100    Cleco Corp.                                                    142,313
  1,900    Comverge, Inc.(a),(b)                                           26,562
    600    Connecticut Water Service, Inc.                                 13,440
  1,200    Contango Oil & Gas Co.(a)                                      111,504
  3,800    Copano Energy LLC Common Units                                 128,250
  1,400    DCP Midstream Partners LP                                       40,950
 10,835    DPL, Inc.                                                      285,827
    100    Delta Natural Gas Co., Inc.                                      2,612
  4,000    Eagle Rock Energy Partners LP                                   65,440
  4,800    El Paso Electric Co.(a)                                         95,040
  2,600    El Paso Pipeline Partners LP                                    53,690
  3,700    The Empire District Electric Co.                                68,598
  1,400    EnerNOC, Inc.(a),(b)                                            25,130
  6,200    Energen Corp.                                                  483,786
 13,600    Energy East Corp.                                              336,192
  7,600    Energy Transfer Partners LP                                    330,372
    300    Energy West, Inc.                                                3,237
    450    EnergySouth, Inc.                                               22,077
 12,280    Equitable Resources, Inc.                                      848,057
  4,700    Evergreen Energy, Inc.(a),(b)                                    8,178
    199    Florida Public Utilities Co.                                     2,368
    100    GeoMet, Inc.(a)                                                    948
  1,000    Global Partners LP                                              15,830
  7,000    Great Plains Energy, Inc.                                      176,960
    300    GreenHunter Energy, Inc.(a)                                      4,098
  8,120    Hawaiian Electric Industries, Inc.                             200,808
  4,400    IDACORP, Inc.                                                  127,116
  2,200    The Laclede Group, Inc.                                         88,814
 14,825    MDU Resources Group, Inc.                                      516,800
  2,300    MGE Energy, Inc.                                                75,026
  2,300    Magellan Midstream Holdings LP                                  51,750
    766    Middlesex Water Co.                                             12,708
 20,400    Mirant Corp.(a)                                                798,660
  1,700    Mitcham Industries, Inc.(a)                                     29,036
 22,460    NRG Energy, Inc.(a)                                            963,534
 10,200    NSTAR                                                          344,964
  6,350    National Fuel Gas Co.                                          377,698
  4,260    New Jersey Resources Corp.                                     139,089
  4,100    NorthWestern Corp.                                             104,222
 15,000    Northeast Utilities Inc.                                       382,950
  2,700    Northwest Natural Gas Co.                                      124,902
  7,700    OGE Energy Corp.                                               244,167
  5,000    ONEOK Partners LP                                              279,500
  9,090    Oneok, Inc.                                                    443,865
  1,800    Ormat Technologies, Inc.                                        88,524
  2,800    Otter Tail Corp.                                               108,724
  7,000    PNM Resources, Inc.                                             83,720
    177    Pennichuck Corp.                                                 4,098
  7,000    Piedmont Natural Gas Co.(b)                                    183,120
  2,600    Pike Electric Corp.(a)                                          43,186
  6,400    Portland General Electric Co.                                  144,128
  9,800    Puget Energy, Inc.                                             235,102
  2,800    Regency Energy Partners LP                                      67,872
 34,100    Reliant Energy, Inc.(a)                                        725,307
    396    Renegy Holdings, Inc.(a)                                         1,445
 10,000    SCANA Corp.                                                    370,000
    600    SJW Corp.                                                       15,840

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    600     SMF Energy Corp.(a)                                      $        324
  2,900     SemGroup Energy Partners LP                                    73,486
 22,500     Sierra Pacific Resources                                      285,975
  2,800     South Jersey Industries, Inc.                                 104,608
 10,554     Southern Union Co.                                            285,169
  3,200     Southwest Gas Corp.                                            95,136
  3,671     Southwest Water Co.                                            36,783
  1,700     Spectra Energy Partners LP(b)                                  39,185
  1,100     Star Gas Partners LP(a)                                         3,069
  4,400     Targa Resources Partners LP                                   101,420
  8,600     Transmeridian Exploration, Inc.(a),(b)                          5,418
  9,260     UGI Corp.                                                     265,855
  1,833     UIL Holdings Corp.                                             53,909
  3,600     Unisource Energy Corp.                                        111,636
  7,400     Vectren Corp.                                                 230,954
  2,100     Venoco, Inc.(a)                                                48,741
 10,457     VeraSun Energy Corp.(a),(b)                                    43,187
  4,800     WGL Holdings, Inc.                                            166,752
 10,125     Westar Energy, Inc.                                           217,789
 11,080     Wisconsin Energy Corp.                                        501,038
                                                                     ------------
                                                                       15,355,161
                                                                     ------------
  FOOD & AGRICULTURE - 2.2%
    400     Alico, Inc.                                                    13,864
  2,000     The Andersons, Inc.                                            81,420
  3,765     Applied Energetics, Inc.(a),(b)                                 5,986
  5,200     B&G Foods, Inc. Class A                                        48,568
    500     Bridgford Foods Corp.(a)                                        3,025
 11,500     Bunge Ltd.(b)                                               1,238,435
  9,100     Burger King Holdings, Inc.                                    243,789
  5,300     CF Industries Holdings, Inc.                                  809,840
    200     Cagle's, Inc. Class A(a)                                        1,100
  1,700     Cal-Maine Foods, Inc.(b)                                       56,083
  4,702     Chiquita Brands International, Inc.(a)                         71,329
    400     Coca-Cola Bottling Co. Consolidated                            14,792
    300     Consolidated-Tomoka Land Co.                                   12,618
  6,200     Corn Products International, Inc.                             304,482
  1,200     Cuisine Solutions, Inc.(a)                                      2,580
    500     Dairy Mart Convenience Stores, Inc.(a)                              -
  8,200     Darling International, Inc.(a)                                135,464
 15,500     Del Monte Foods Co.                                           110,050
    300     Diamond Foods, Inc.                                             6,912
 25,100     Dr.Pepper Snapple Group, Inc.(a)                              526,598
    299     Eden Bioscience Corp.(a)                                          449
    700     Farmer Bros. Co.                                               14,805
    100     Fisher Communications, Inc.(a)                                  3,444
  8,018     Flowers Foods, Inc.                                           227,230
  4,700     Fresh Del Monte Produce, Inc.(a)                              110,779
  1,100     Gehl Co.(a)                                                    16,269
    600     Golden Enterprises, Inc.                                        1,188
  2,300     Green Mountain Coffee Roasters, Inc.(a)                        86,411
  1,000     Griffin Land & Nurseries, Inc.                                 30,700
  3,939     Hain Celestial Group, Inc.(a)                                  92,488
  6,986     Hormel Foods Corp.                                            241,785
  1,712     Imperial Sugar Co. New Shares                                  26,587
  2,300     Ingles Markets, Inc. Class A                                   53,659
  2,200     J&J Snack Foods Corp.                                          60,302
  4,519     The J.M. Smucker Co.                                          183,652
    700     John B. Sanfilippo & Son, Inc.(a)                               6,083
  4,200     Jones Soda Co.(a),(b)                                          13,524
  2,200     Lance, Inc.                                                    41,294
  2,200     Lifeway Foods, Inc.(a)                                         26,158
  2,900     MGP Ingredients, Inc.                                          16,820
    400     Maui Land & Pineapple Co., Inc.(a)                             11,780
    700     Monterey Gourmet Foods, Inc.(a)                                 1,414
  1,220     Nash Finch Co.                                                 41,809
  1,312     Neogen Corp.(a)                                                30,032
  5,900     NitroMed, Inc.(a)                                               5,900
  2,200     The Pantry, Inc.(a)                                            23,452
  2,200     Peet's Coffee & Tea, Inc.(a)                                   43,604
  6,227     PepsiAmericas, Inc.                                           123,170
  5,200     Pilgrim's Pride Corp.                                          67,548
  2,632     Ralcorp Holdings, Inc.(a)                                     130,126
  1,495     Rocky Mountain Chocolate Factory, Inc.                         14,397
  2,150     Sanderson Farms, Inc.                                          74,218
  4,200     Schiff Nutrition International, Inc.                           23,520
  4,500     The Scotts Miracle-Gro Co.                                     79,065
     40     Seaboard Corp.                                                 62,040
    200     Seneca Foods Corp.(a)                                           4,170

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,500     Smart Balance, Inc.(a)                                   $     25,235
 12,088     Smithfield Foods, Inc.(a)                                     240,309
    114     SoftBrands, Inc.(a)                                               116
  2,500     Spartan Stores, Inc.                                           57,500
  1,900     Susser Holdings Corp.(a)                                       18,392
    400     Tasty Baking Co.                                                2,180
    600     Tejon Ranch Co.(a)                                             21,636
  8,600     Terra Industries, Inc.                                        424,410
  2,151     Tootsie Roll Industries, Inc.(b)                               54,055
  1,812     TreeHouse Foods, Inc.(a)                                       43,959
  4,100     United Natural Foods, Inc.(a)                                  79,868
    800     Willamette Valley Vineyards, Inc.(a)                            4,088
  4,700     Winn-Dixie Stores, Inc.(a)                                     75,294
    125     Zanett, Inc.(a)                                                   166
    800     Zapata Corp.(a)                                                 5,592
                                                                     ------------
                                                                        6,729,607
                                                                     ------------
  GOLD - 0.1%
  5,800     Allied Nevada Gold Corp.(a)                                    34,162
  1,200     Aurora Oil & Gas Corp.(a)                                         516
  4,700     NGAS Resources, Inc.(a)                                        43,616
  3,335     Royal Gold, Inc.                                              104,586
  9,100     US Gold Corp.(a)                                               21,112
                                                                     ------------
                                                                          203,992
                                                                     ------------
  INSURANCE - 3.4%
  1,300     21st Century Holding Co.                                       10,621
 30,400     AMBAC Financial Group, Inc.                                    40,736
  2,600     Affirmative Insurance Holdings, Inc.                           17,680
    554     Alleghany Corp.(a)                                            183,956
  4,400     Allied World Assurance Holdings Ltd.                          174,328
  3,200     AmCOMP, Inc.(a)                                                31,104
  4,300     AmTrust Financial Services, Inc.                               54,180
  6,100     American Equity Investment Life Holding Co.                    49,715
  7,250     American Financial Group, Inc.                                193,937
  1,600     American National Insurance Co.                               156,832
    700     American Physicians Service Group, Inc.                        15,323
  2,800     Amerisafe, Inc.(a)                                             44,632
  5,305     Arch Capital Group Ltd.(a)                                    351,827
  2,239     Argo Group International Holdings Ltd.(a)                      75,141
  7,500     Arthur J. Gallagher & Co.                                     180,750
  7,500     Aspen Insurance Holdings Ltd.                                 177,525
  6,100     Assured Guaranty Ltd.                                         109,739
    700     Atlantic American Corp.(a)                                      1,274
 13,500     Axis Capital Holdings Ltd.                                    402,435
    950     Baldwin & Lyons, Inc. Class B                                  16,606
  9,800     Brown & Brown, Inc.                                           170,422
  3,029     CNA Financial Corp.                                            76,179
  1,900     CNA Surety Corp.(a)                                            24,016
  4,800     CastlePoint Holdings, Ltd.                                     43,632
 15,500     Conseco, Inc.(a)                                              153,760
  3,200     Crawford & Co. Class B(a)                                      25,568
    200     Darwin Professional Underwriters, Inc.(a)                       6,160
  4,450     Delphi Financial Group, Inc. Class A                          102,973
    400     Donegal Group, Inc. Class A                                     6,348
  1,700     EMC Insurance Group, Inc.                                      40,936
  1,900     Eastern Insurance Holdings, Inc.                               29,640
  2,200     eHealth, Inc.(a)                                               38,852
  3,700     Employers Holdings, Inc.                                       76,590
  5,300     Endurance Specialty Holdings Ltd.                             163,187
    500     Enstar Group Ltd.(a)                                           43,750
  3,200     Erie Indemnity Co. Class A                                    147,680
  5,500     Everest Re Group Ltd.                                         438,405
  1,700     FBL Financial Group, Inc. Class A                              33,796
  1,200     FPIC Insurance Group, Inc.(a)                                  54,384
 20,764     Fidelity National Title Group, Inc. Class A                   261,626
  7,835     First American Corp.                                          206,844
  2,500     First Mercury Financial Corp.(a)                               44,100
    400     First United Corp.                                              7,268
  4,500     Flagstone Reinsurance Holdings Ltd.                            53,055
  3,800     Greenlight Capital Re Ltd.(a)                                  86,868
 11,150     HCC Insurance Holdings, Inc.                                  235,711
  4,200     The Hanover Insurance Group, Inc.                             178,500
  1,400     Harleysville Group, Inc.                                       47,362

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,900     Hilb Rogal & Hobbs Co.                                   $    126,034
  4,300     Horace Mann Educators Corp.                                    60,286
  5,500     IPC Holdings, Ltd.                                            146,025
    720     Independence Holding Co.                                        7,034
  1,800     Infinity Property & Casualty Corp.                             74,736
  6,000     Isolagen, Inc.(a)                                               1,980
  1,000     Kansas City Life Insurance Co.                                 41,700
  1,500     LandAmerica Financial Group, Inc.                              33,285
  1,225     Life Partners Holdings, Inc.(b)                                24,476
    897     Markel Corp.(a)                                               329,199
  5,300     Max Capital Group Ltd.                                        113,049
  3,900     Meadowbrook Insurance Group, Inc.                              20,670
  1,600     Mercer Insurance Group, Inc.                                   27,840
  2,500     Mercury General Corp.                                         116,800
  6,900     Montpelier Re Holdings Ltd.                                   101,775
    600     NYMAGIC, Inc.                                                  11,496
  3,200     National Atlantic Holdings Corp.(a)                            19,360
    600     National Interstate Corp.                                      11,028
  5,200     Nationwide Financial Services, Inc. Class A                   249,652
  1,700     Navigators Group, Inc.(a)                                      91,885
  2,600     Odyssey Re Holdings Corp.                                      92,300
 19,412     Old Republic International Corp.                              229,838
  2,400     OneBeacon Insurance Group Ltd.                                 42,168
  4,695     PMA Capital Corp. Class A(a)                                   43,241
  2,400     The PMI Group, Inc.                                             4,680
  5,400     PartnerRe Ltd.                                                373,302
    250     Penn Treaty American Corp.(a)                                   1,210
  5,200     Philadelphia Consolidated Holding Co.(a)                      176,644
  7,300     The Phoenix Cos., Inc.                                         55,553
  2,000     Pico Holdings, Inc.(a)                                         86,900
  5,000     Platinum Underwriters Holdings Ltd.                           163,050
  3,400     Presidential Life Corp.                                        52,428
  3,000     ProAssurance Corp.(a)                                         144,330
  5,800     Protective Life Corp.                                         220,690
  2,000     RLI Corp.                                                      98,940
  4,544     Radian Group, Inc.(b)                                           6,589
  2,900     Reinsurance Group of America, Inc.                            126,208
  5,700     RenaissanceRe Holdings Ltd.                                   254,619
    400     SCPIE Holdings, Inc.(a)                                        11,196
  1,800     Safety Insurance Group, Inc.                                   64,170
  2,900     SeaBright Insurance Holdings, Inc.(a)                          41,992
  4,800     Security Capital Assurance Ltd.                                 1,392
  3,900     Selective Insurance Group, Inc.                                73,164
  4,000     Stancorp Financial Group, Inc.                                187,840
  1,425     State Auto Financial Corp.                                     34,100
  2,200     Stewart Information Services Corp.                             42,548
  2,500     Tower Group, Inc.                                              52,975
  2,631     Transatlantic Holdings, Inc.                                  148,573
  2,900     Triad Guaranty, Inc.(a),(b)                                     3,016
    300     Unico American Corp.(a)                                         2,610
  3,900     United America Indemnity, Ltd.(a)                              52,143
  2,000     United Fire & Casualty Co.                                     53,860
  4,500     Unitrin, Inc.                                                 124,065
  5,400     Universal American Financial Corp.(a)                          55,188
    400     Universal Insurance Holdings, Inc.                              1,416
  3,300     Validus Holdings Ltd.                                          70,125
 12,990     W.R. Berkley Corp.                                            313,838
  4,100     WellCare Health Plans, Inc.(a)                                148,215
  2,850     Zenith National Insurance Corp.                               100,206
                                                                     ------------
                                                                       10,449,585
                                                                     ------------
  INTERNATIONAL OIL - 0.0%
  3,100     ATP Oil & Gas Corp.(a)                                        122,357
  4,700     Sulphco, Inc.(a),(b)                                           10,669
                                                                     ------------
                                                                          133,026
                                                                     ------------
  LIQUOR - 0.1%
  1,500     Boston Beer Co., Inc. Class A(a)                               61,020
  2,912     Central European Distribution Corp.(a)                        215,925
  2,760     National Beverage Corp.                                        20,065
    100     Pyramid Breweries, Inc.(a)                                        271
                                                                     ------------
                                                                          297,281
                                                                     ------------
  MEDIA - 2.0%
  3,100     ACCO Brands Corp.(a)                                           34,813
  1,296     AH Belo Corp.                                                   7,387
  1,000     Acme Communications, Inc.(a)                                    1,380

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,250     America's Car Mart, Inc.(a)                              $     40,320
  4,100     Beasley Broadcasting Group, Inc. Class A                       18,737
  6,480     Belo Corp. Class A                                             47,369
 19,100     Blockbuster, Inc. Class A(a),(b)                               47,750
     50     CTN Media Group, Inc.(a)                                            -
 21,900     Cablevision Systems Corp. Class A(a)                          494,940
  2,500     Carmike Cinemas, Inc.                                          14,675
 29,000     Charter Communications, Inc. Class A(a),(b)                    30,450
  3,700     Cinemark Holdings, Inc.                                        48,322
 19,200     Citadel Broadcasting Corp.(a),(b)                              23,424
  2,300     Coleman Cable, Inc.(a)                                         23,736
  1,300     Consolidated Graphics, Inc.(a)                                 64,051
  1,500     Crown Media Holdings, Inc. Class A(a)                           7,110
  6,165     Cumulus Media, Inc. Class A(a)                                 24,290
 20,765     DISH Network Corp.(a)                                         607,999
  2,500     Document Security Systems, Inc.(a),(b)                         12,150
  2,500     Dolan Media Co.(a)                                             45,500
  5,700     DreamWorks Animation SKG, Inc. Class A(a)                     169,917
  4,173     EchoStar Holding Corp.(a)                                     130,281
  6,400     Emmis Communications Corp. Class A(a)                          16,128
  3,000     Entercom Communications Corp.                                  21,060
  6,500     Entravision Communications Corp. Class A(a)                    26,130
  6,080     Gartner, Inc. Class A(a)                                      125,978
  5,400     GateHouse Media, Inc.(b)                                       13,284
  2,920     Gaylord Entertainment Co.(a)                                   69,963
  1,900     Global Traffic Network, Inc.(a)                                16,986
  2,200     Gray Television, Inc.                                           6,314
     80     iBEAM Broadcasting Corp.(a)                                         -
  8,900     Idearc, Inc.                                                   20,915
  1,300     Internet Brands, Inc. Class A(a)                                8,619
     20     Intraware, Inc.(a)                                                 85
  4,100     John Wiley & Sons, Inc. Class A                               184,623
  4,500     Journal Communications, Inc. Class A                           21,690
  2,200     The Knot, Inc.(a)                                              21,516
  2,400     Lee Enterprises, Inc.(b)                                        9,576
 28,441     Liberty Global, Inc.(a)                                       893,901
  3,922     Liberty Global, Inc. Series C(a)                              119,072
 49,628     Liberty Media Corp. - Entertainment Class A(a)              1,202,486
  3,200     Lin TV Corp. Class A(a)                                        19,072
  5,500     Live Nation, Inc.(a)                                           58,190
  1,400     Loral Space & Communications Ltd.(a)                           24,668
  3,600     Martha Stewart Living Omnimedia, Inc. Class A(a)               26,640
  6,000     McClatchy Co. Class A(b)                                       40,680
  3,000     Media General, Inc. Class A                                    35,850
  7,100     Mediacom Communications Corp. Class A(a)                       37,914
  4,700     National CineMedia, Inc.                                       50,102
  5,600     Navarre Corp.(a)                                                9,184
  1,400     Network Equipment Technologies, Inc.(a)                         4,970
  4,500     Nexstar Broadcasting Group, Inc. Class A(a)                    18,405
 10,600     Palatin Technologies, Inc.(a)                                   2,013
  2,100     Playboy Enterprises, Inc. Class B(a)                           10,374
  3,905     Primedia, Inc.                                                 18,197
  2,000     Radio One, Inc. Class D(a)                                      2,580
  7,800     Regal Entertainment Group Series A                            119,184
  2,900     Regent Communications, Inc.(a)                                  2,599
  1,500     Rewards Network, Inc.(a)                                        5,955
  1,425     Saga Communications, Inc. Class A(a)                            7,139
  1,600     Salem Communications Corp. Class A                              3,152
  2,710     Scholastic Corp.(a)                                            77,669
  8,200     Scripps Networks Interactive Class A(a)                        25,174
  8,700     Sinclair Broadcast Group, Inc. Class A                         66,120
  8,630     Source Interlink Cos., Inc.(a),(b)                             19,072
  5,100     Spanish Broadcasting System, Inc. Class A(a)                    5,814
  7,165     TiVo, Inc.(a)                                                  44,208
 15,300     Time Warner Cable, Inc.(a)                                    405,144

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    320     Triple Crown Media, Inc.(a)                              $        150
    600     United Capital Corp.(a)                                        11,520
  3,700     Valassis Communications, Inc.(a)                               46,324
  2,800     ValueVision Media, Inc. Class A(a)                              9,996
  2,100     WPT Enterprises, Inc.(a)                                        2,163
  3,600     Westwood One, Inc.(a)                                           4,464
  6,900     WorldSpace, Inc. Class A(a),(b)                                12,903
 27,875     XM Satellite Radio Holdings, Inc. Class A(a)                  218,540
  2,400     Young Broadcasting, Inc. Class A(a)                               336
                                                                     ------------
                                                                        6,119,392
                                                                     ------------
  MISCELLANEOUS - 0.6%
  1,300     Alliance Holdings GP LP                                        38,753
    100     Calavo Growers, Inc.                                            1,225
  1,900     Ceco Environmental Corp.(a)                                    11,191
  2,700     Coinstar, Inc.(a)                                              88,317
  5,000     Complete Production Services, Inc.(a)                         182,100
  1,600     Delek US Holdings, Inc.                                        14,736
  2,600     DynCorp. International, Inc.(a)                                39,390
     65     FLO Corp.(a)                                                       16
  6,400     Force Protection, Inc.(a),(b)                                  21,184
  1,300     Gerber Scientific, Inc.(a)                                     14,794
    650     Graham Corp.                                                   48,172
    400     HSW International, Inc.(a)                                      1,160
 10,800     International Coal Group, Inc.(a),(b)                         140,940
 13,207     Liberty Media Holding Corp. - Capital(a)                      190,181
 57,636     Liberty Media Holding Corp. - Interactive(a)                  850,707
    500     Northstar Neuroscience, Inc.(a)                                   795
  2,700     Penson Worldwide, Inc.(a)                                      32,265
  2,900     Smith & Wesson Holding Corp.(a)                                15,109
  1,800     Teekay LNG Partners LP                                         47,394
                                                                     ------------
                                                                        1,738,429
                                                                     ------------
  MISCELLANEOUS FINANCE - 10.3%
  1,210     1st Source Corp.                                               19,481
  2,100     Acacia Research - Acacia Technologies(a)                        9,408
  4,200     Advance America, Cash Advance Centers, Inc.                    21,336
  4,950     Advanta Corp. Class B                                          31,135
  3,900     Affiliated Managers Group, Inc.(a)                            351,234
  1,400     Agree Realty Corp.                                             30,870
  2,800     AllianceBernstein Holding LP                                  153,104
  3,120     Amcore Financial, Inc.                                         17,659
  8,850     AmeriCredit Corp.(a),(b)                                       76,287
  3,976     American Campus Communities, Inc.                             110,685
  1,200     Ampal-American Israel Corp. Class A(a)                          5,412
  2,600     Anchor Bancorp Wisconsin, Inc.                                 18,226
  6,800     Ashford Hospitality Trust, Inc.                                31,416
  2,100     Asset Acceptance Capital Corp.                                 25,662
  1,600     Asta Funding, Inc.                                             14,496
  8,550     Astoria Financial Corp.                                       171,684
     74     Atlantic Coast Federal Corp.                                      547
  3,200     BGC Partners, Inc.(a)                                          24,160
  2,301     BOK Financial Corp.                                           122,988
  2,200     BP Prudhoe Bay Royalty Trust                                  227,392
  1,100     Bancorp Rhode Island, Inc.                                     31,427
  2,300     Bank of the Ozarks, Inc.                                       34,178
  5,535     BankUnited Financial Corp.Class A(b)                            5,313
  2,100     Banner Corp.                                                   18,606
    101     Berkshire Hathaway, Inc. Class A(a),(b)                    12,195,750
  1,400     Berkshire Hills Bancorp, Inc.                                  33,110
  1,900     BlackRock, Inc.(e)                                            336,300
 14,400     Blackstone Group LP(b)                                        262,224
  2,400     Broadpoint Securities Group, Inc.(a)                            4,800
 11,600     Broadridge Financial Solutions LLC                            244,180
  1,500     Brookfield Infrastructure Partners LP                          29,400
  7,275     CVB Financial Corp.                                            68,676
  1,700     Calamos Asset Management, Inc. Class A                         28,951
    500     Camco Financial Corp.                                           5,065
  4,600     CapLease, Inc.                                                 34,454
    540     Capital Corp. of the West                                       2,052
  2,100     Capital Trust, Inc.(b)                                         40,341

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
 16,441     CapitalSource, Inc.(b)                                   $    182,166
    515     Cascade Financial Corp.                                         3,353
  3,000     Cash America International, Inc.                               93,000
  5,322     Cathay General Bancorp(b)                                      57,850
  3,600     Centerline Holding Co.                                          6,012
  3,476     Central Pacific Financial Corp.                                37,054
  3,100     Cenveo, Inc.(a)                                                30,287
    500     Charter Financial Corp.                                        11,125
  1,600     Citizens First Bancorp, Inc.                                    9,600
  2,890     Citizens, Inc.(a),(b)                                          17,716
    400     Clayton Holdings, Inc.(a)                                       2,388
  1,800     Cohen & Steers, Inc.                                           46,746
  4,900     CompuCredit Corp.(a),(b)                                       29,400
 12,000     Corrections Corp. of America(a)                               329,640
 11,180     Covanta Holding Corp.(a)                                      298,394
  2,400     Cowen Group, Inc.(a)                                           18,528
    956     Cross Timbers Royalty Trust                                    57,532
  3,540     Deerfield Capital Corp.(b)                                      2,797
    300     Diamond Hill Investments Group(a)                              25,050
  3,700     Dime Community Bancshares, Inc.                                61,087
  2,000     Downey Financial Corp.(b)                                       5,540
  1,200     Duff & Phelps Corp.(a)                                         19,872
    629     ESB Financial Corp.                                             6,120
    300     Eastern Virginia Bankshares, Inc.                               4,800
 10,200     Eaton Vance Corp.                                             405,552
  1,600     Encore Capital Group, Inc.(a)                                  14,128
  3,000     Epoch Holding Corp.                                            27,360
    700     Evercore Partners, Inc. Class A                                 6,650
  8,160     Extra Space Storage, Inc.                                     125,338
  4,100     Ezcorp, Inc.(a)                                                52,275
  3,400     FBR Capital Markets Corp.(a)                                   17,102
  2,450     FCStone Group, Inc.(a)                                         68,429
    900     The FINOVA Group, Inc.(a)                                          23
    100     Federal Agricultural Mortgage Corp. Class B                     2,478
  1,900     Financial Federal Corp.                                        41,724
    500     First Defiance Financial Corp.                                  8,005
    800     First Financial Corp.                                          24,488
  1,400     First Financial Holdings, Inc.                                 24,052
  4,400     First Financial Northwest, Inc.                                43,692
  6,200     The First Marblehead Corp.                                     15,934
    615     First Place Financial Corp.                                     5,781
  1,900     FirstFed Financial Corp.(a),(b)                                15,276
  3,600     Flagstar Bancorp, Inc.(b)                                      10,836
  2,950     Flushing Financial Corp.                                       55,903
  4,100     Fortress Investment Group LLC(b)                               50,512
  6,600     Franklin Street Properties Corp.                               83,424
  9,710     Friedman Billings Ramsey Group, Inc. Class A                   14,565
    300     Frontline Capital Group(a)                                          -
    700     GAMCO Investors, Inc. Class A                                  34,734
  6,400     GFI Group, Inc.                                                57,664
 20,600     GLG Partners, Inc.(b)                                         160,680
  5,656     Glacier Bancorp, Inc.(b)                                       90,439
  2,839     Gramercy Capital Corp.                                         32,904
    900     Greenhill & Co., Inc.                                          48,474
    900     HMN Financial, Inc.                                            13,905
  2,000     Heartland Payment Systems, Inc.(b)                             47,200
    420     Heritage Financial Corp.                                        6,657
  4,100     Hersha Hospitality Trust                                       30,955
  4,000     Hugoton Royalty Trust                                         148,000
  1,300     IBERIABANK Corp.                                               57,811
  4,900     ITC Holdings Corp.                                            250,439
    242     Independence Federal Savings Bank(a)                            1,392
  2,524     Independent Bank Corp./MI                                      10,096
 13,400     IndyMac Bancorp, Inc.(b)                                        8,308
    800     InnSuites Hospitality Trust                                       880
  4,100     Interactive Brokers Group, Inc. Class A(a)                    131,733
  1,000     International Assets Holding Corp., Inc.(a)                    30,060
  6,141     International Bancshares Corp.                                131,233
 36,800     Invesco Ltd.(d)                                               882,464
  4,500     Investment Technology Group, Inc.(a)                          150,570
  4,100     JMP Group, Inc.                                                27,101
  2,900     Jackson Hewitt Tax Service, Inc.                               35,438
 11,100     Jefferies Group, Inc. New Shares(b)                           186,702
  2,200     KBW, Inc.(a)                                                   45,276
 12,200     KKR Financial Holdings LLC                                    128,100
  9,500     Knight Capital Group, Inc. Class A(a)                         170,810
  3,600     LaBranche & Co., Inc.(a)                                       25,488

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  5,581     Ladenburg Thalmann Financial Services, Inc.(a),(b)       $      8,427
  4,400     Lazard Ltd. Class A                                           150,260
  1,000     Lincoln Bancorp                                                11,100
  1,000     Lipid Sciences, Inc.(a)                                           420
  3,650     MB Financial, Inc.                                             82,016
  3,390     MDRNA, Inc.(a)                                                  4,136
  8,700     MF Global Ltd.(a)                                              54,897
  4,700     MSCI, Inc.(a)                                                 170,563
    200     Malan Realty Investors, Inc.(a),(f)                                 -
  6,806     MasterCard, Inc. Class A                                    1,807,129
    300     Maxus Realty Trust, Inc.                                        3,003
  1,200     McGrath RentCorp                                               29,508
  3,300     Medallion Financial Corp.                                      31,086
  7,100     Medical Properties Trust, Inc.                                 71,852
    900     Merriman Curhan Ford Group, Inc.(a)                             1,134
    500     MicroFinancial, Inc.                                            1,855
    115     Mid Penn Bancorp, Inc.                                          2,898
  2,100     MoneyGram International, Inc.(b)                                1,894
  2,462     Monmouth Real Estate Investment Corp. Class A                  15,757
    300     MutualFirst Financial, Inc.                                     2,943
    400     NASB Financial, Inc.                                            7,112
 14,600     The NASDAQ Stock Market, Inc.(a)                              387,630
  3,600     National Financial Partners Corp.(b)                           71,352
    120     National Security Group, Inc.                                   1,772
    356     National Western Life Insurance Co. Class A                    77,786
  3,100     Nelnet, Inc. Class A                                           34,813
 32,341     New York Community Bancorp, Inc.                              576,963
  2,900     NewStar Financial, Inc.(a)                                     17,139
     80     North American Scientific, Inc.(a)                                 82
  2,000     Northwest Bancorp, Inc.                                        43,640
  8,200     Nymex Holdings, Inc.                                          692,736
  3,700     Och-Ziff Capital Management Group LLC(b)                       70,337
  4,700     Ocwen Financial Corp.(a)                                       21,855
    700     One Liberty Properties, Inc.                                   11,417
  5,700     optionsXpress Holdings, Inc.                                  127,338
  1,400     Oritani Financial Corp.(a)                                     22,400
    612     PAB Bankshares, Inc.                                            5,025
  2,125     PMC Commercial Trust                                           17,000
    321     PVF Capital Corp.                                               2,330
  2,961     PacWest Bancorp                                                44,060
  5,010     Pacific Capital Bancorp                                        69,038
  2,045     Piper Jaffray Cos.(a)                                          59,980
  1,200     Portfolio Recovery Associates, Inc.(a),(b)                     45,000
    500     Provident Financial Holdings, Inc.                              4,720
  4,689     Provident Financial Services, Inc.                             65,693
    870     Pzena Investment Management, Inc. Class A(b)                   11,101
  8,450     Raymond James Financial, Inc.                                 222,996
  2,000     Reis, Inc.(a)                                                  10,980
  2,475     Renasant Corp.                                                 36,457
  1,000     Resource America, Inc. Class A                                  9,320
  1,600     Riskmetrics Group, Inc.(a)                                     31,424
    200     Riverview Bancorp, Inc.                                         1,480
    300     Roberts Realty Investors, Inc.(a)                               1,650
    800     Roma Financial Corp.                                           10,480
  2,800     Rome Bancorp, Inc.                                             31,080
 13,220     SEI Investments Co.                                           310,934
  2,265     SWS Group, Inc.                                                37,622
  4,200     Sanders Morris Harris Group, Inc.                              28,476
    703     Santander BanCorp                                               7,459
    384     Security Bank Corp.                                             2,250
  3,300     Siebert Financial Corp.                                        10,032
  3,600     Specialty Underwriters' Alliance, Inc.(a)                      19,332
  4,843     Sterling Financial Corp.                                       20,050
  1,800     Stifel Financial Corp.(a)                                      61,902
    420     Student Loan Corp.                                             41,194
    300     Supertel Hospitality, Inc.                                      1,488
 23,780     TD Ameritrade Holding Corp.(a)                                430,180
    100     TF Financial Corp.                                              2,150
  4,679     Tarragon Corp.(a),(b)                                           8,188
  2,800     Thomas Weisel Partners Group, Inc.(a)                          15,316
  1,100     TierOne Corp.                                                   5,049
  1,600     U.S. Global Investors, Inc.(b)                                 26,800
  5,200     United Community Banks, Inc.(b)                                44,356
  1,000     United PanAm Financial Corp.(a)                                 2,250

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    100     Value Line, Inc.                                         $      3,325
  3,000     ViewPoint Financial Group                                      44,160
 43,600     Visa, Inc. Class A                                          3,545,116
 10,252     W Holding Co., Inc.(b)                                          8,714
  2,200     W.P. Carey & Co. LLC                                           63,162
  3,500     W.P. Stewart & Co. Ltd.(b)                                      5,320
    200     WVS Financial Corp.                                             3,180
  7,200     Waddell & Reed Financial, Inc. Class A                        252,072
  8,561     Washington Federal, Inc.                                      154,954
    600     Wauwatosa Holdings, Inc.(a)                                     6,372
    151     Wayne Savings Bancshares, Inc.                                  1,385
  5,373     Webster Financial Corp.                                        99,938
    145     Wesco Financial Corp.                                          55,390
    840     West Bancorp., Inc.                                             7,308
  4,300     Westfield Financial, Inc.                                      38,915
    772     White Mountains Insurance Group, Inc.                         331,188
    200     Willis Lease Finance Corp.(a)                                   2,136
  1,467     Willow Grove Bancorp, Inc.                                     11,956
  8,856     Winthrop Realty Trust, Inc.                                    31,882
  1,700     World Acceptance Corp.(a)                                      57,239
  2,700     Wright Express Corp.(a)                                        66,960
                                                                     ------------
                                                                       31,413,870
                                                                     ------------
  MOTOR VEHICLES - 1.0%
  2,200     A.O. Smith Corp.                                               72,226
  2,505     ATC Technology Corp.(a)                                        58,316
    700     Accuride Corp.(a)                                               2,975
  5,000     American Axle & Manufacturing Holdings, Inc.                   39,950
  2,700     Amerigon Inc.(a)                                               19,143
  1,300     Arctic Cat, Inc.                                               10,205
  7,100     ArvinMeritor, Inc.                                             88,608
 11,000     BorgWarner, Inc.                                              488,180
  2,600     CSK Auto Corp.(a)                                              27,248
  1,200     Cascade Corp.                                                  50,784
  1,100     Coachmen Industries, Inc.                                       2,332
    400     Commercial Vehicle Group, Inc.(a)                               3,740
  5,100     Dana Holding Corp.(a)                                          27,285
  6,200     Donaldson Co., Inc.                                           276,768
  1,300     Dorman Products, Inc.(a)                                       10,478
  2,600     Federal-Mogul Corp. Class A(a)                                 41,938
  3,690     Fleetwood Enterprises, Inc.(a),(b)                              9,668
  2,100     FortuNet, Inc.(a),(b)                                          13,146
  1,250     Fuel Systems Solutions, Inc.(a)                                48,125
 13,890     Gentex Corp.                                                  200,572
  2,600     Group 1 Automotive, Inc.                                       51,662
  3,200     H&E Equipment Services, Inc.(a)                                38,464
  7,100     Hayes Lemmerz International, Inc.(a)                           20,164
 13,600     LKQ Corp.(a)                                                  245,752
  6,345     Lear Corp.(a)                                                  89,972
  1,000     Lithia Motors, Inc. Class A                                     4,920
  1,300     MarineMax, Inc.(a)                                              9,321
  2,200     Midas, Inc.(a)                                                 29,700
  1,900     Modine Manufacturing Co.                                       23,503
  3,900     Monaco Coach Corp.                                             11,856
  1,125     Monro Muffler, Inc.                                            17,426
  2,120     Myers Industries, Inc.                                         17,278
    850     Noble International Ltd.                                        3,800
  6,200     Oshkosh Corp.                                                 128,278
  4,200     Penske Auto Group, Inc.                                        61,908
  2,900     Polaris Industries, Inc.(b)                                   117,102
    447     Proliance International, Inc.(a)                                  425
  3,850     Rush Enterprises, Inc. Class A(a)                              46,239
  1,800     Sonic Automotive, Inc.                                         23,202
  2,275     Spartan Motors, Inc.                                           16,994
  1,300     Standard Motor Products, Inc.                                  10,608
  1,300     Stoneridge, Inc.(a)                                            22,178
  3,210     Superior Industries International, Inc.                        54,185
  5,300     TRW Automotive Holdings Corp.(a)                               97,891
  3,685     Thor Industries, Inc.(b)                                       78,343
  2,700     Titan International, Inc.                                      96,174
  4,600     U.S. Auto Parts Network, Inc.(a)                               16,652
  7,700     Visteon Corp.(a)                                               20,251
  5,900     WABCO Holdings, Inc.                                          274,114
  3,100     Winnebago Industries, Inc.(b)                                  31,589
                                                                     ------------
                                                                        3,151,638
                                                                     ------------
   NON-DURABLES - 1.7%
  2,100     AFC Enterprises, Inc.(a)                                       16,779
 27,444     Activision, Inc.(a),(c)                                       935,017

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,900     American Greetings Corp. Class A                         $     48,126
  1,100     BJ's Restaurants, Inc.(a)                                      10,703
    615     Benihana, Inc.(a)                                               3,850
  2,630     Benihana, Inc. Class A(a)                                      16,674
  1,600     Blue Nile, Inc.(a),(b)                                         68,032
  3,100     Bob Evans Farms, Inc.                                          88,660
    210     Bowl America, Inc. Class A                                      2,929
  9,800     Brinker International, Inc.                                   185,220
  2,600     Buca, Inc.(a)                                                   1,011
  1,800     Buffalo Wild Wings, Inc.(a)                                    44,694
  2,315     CBRL Group, Inc.                                               56,741
  2,650     CEC Entertainment, Inc.(a)                                     74,227
  3,300     CKE Restaurants, Inc.                                          41,151
  4,100     Cabela's, Inc. Class A(a),(b)                                  45,141
  3,000     California Pizza Kitchen, Inc.(a)                              33,570
  2,400     Centillium Communications, Inc.(a)                              1,560
  5,100     Century Casinos, Inc.(a)                                       16,728
  6,417     The Cheesecake Factory, Inc.(a)                               102,094
  7,400     Cheniere Energy, Inc.(a),(b)                                   32,338
  3,200     Chipotle Mexican Grill, Inc. Class A(a),(b)                   264,384
    400     Churchill Downs, Inc.                                          13,948
  5,500     Cosi, Inc.(a)                                                  13,805
 10,600     Denny's Corp.(a)                                               30,104
  1,700     DineEquity, Inc.(b)                                            63,512
  4,800     Domino's Pizza, Inc.(a)                                        55,200
  3,300     Dover Motorsports, Inc.                                        16,797
  2,200     Drew Industries, Inc.(a)                                       35,090
  1,100     Einstein Noah Restaurant Group, Inc.(a)                        12,177
  2,500     Famous Dave's of America, Inc.(a)                              19,250
  1,100     Forward Industries, Inc.(a)                                     2,926
  1,400     Gaming Partners International Corp.(a)                          5,432
  3,418     Hibbett Sports, Inc.(a)                                        72,120
  4,300     Hollywood Media Corp.(a)                                       10,535
  3,200     International Speedway Corp. Class A                          124,896
  3,900     Isle of Capri Casinos, Inc.(a)                                 18,681
  6,100     Jack in the Box, Inc.(a)                                      136,701
  3,013     Jakks Pacific, Inc.(a)                                         65,834
    300     Kreisler Manufacturing Corp.(a)                                 3,675
  3,700     Krispy Kreme Doughnuts, Inc.(a),(b)                            18,463
  2,800     Lancaster Colony Corp.                                         84,784
  1,200     Landry's Restaurants, Inc.(b)                                  21,564
    300     Lazare Kaplan International, Inc.(a)                            2,670
  2,500     Leapfrog Enterprises, Inc.(a)                                  20,800
    800     Lenox Group, Inc.(a)                                              208
  3,000     LodgeNet Interactive Corp.(a)                                  14,730
  1,700     Luby's, Inc.(a)                                                10,370
  1,500     Majesco Entertainment Co.(a)                                    1,260
  4,900     Marvel Entertainment, Inc.(a)                                 157,486
  1,100     McCormick & Schmick's Seafood Restaurants, Inc.(a)             10,604
  9,200     Midway Games, Inc.(a),(b)                                      20,240
  2,600     Movado Group, Inc.                                             51,480
  1,705     O'Charleys, Inc.                                               17,152
    700     Oil-Dri Corp. of America                                       12,565
  2,595     P.F. Chang's China Bistro, Inc.(a),(b)                         57,972
  3,100     Panera Bread Co. Class A(a),(b)                               143,406
  3,100     Papa John's International, Inc.(a)                             82,429
     90     Peco II, Inc.(a)                                                  303
  6,600     Penn National Gaming, Inc.(a)                                 212,190
  1,670     RC2 Corp.(a)                                                   30,995
  1,900     Red Robin Gourmet Burgers, Inc.(a)                             52,706
  3,100     Regis Corp.                                                    81,685
  1,600     Ruby Tuesday, Inc.                                              8,640
  1,300     Russ Berrie & Co., Inc.(a)                                     10,361
 21,600     Service Corp. International                                   212,976
    400     Servotronics, Inc.                                              5,992
  2,400     Shutterfly, Inc.(a)                                            29,304
  6,437     Sonic Corp.(a)                                                 95,268
  6,500     Sotheby's Holdings, Inc. Class A(b)                           171,405
    900     The Steak n Shake Co.(a)                                        5,697
  1,510     Steinway Musical Instruments, Inc.(a)                          39,864
 10,200     Stewart Enterprises, Inc. Class A                              73,440
  6,850     THQ, Inc.(a)                                                  138,781
  6,200     Take-Two Interactive Software, Inc.(a)                        158,534
  2,400     Trans World Entertainment Corp.(a)                              6,816
  5,100     Triarc Cos.                                                    32,283

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  6,000     Trump Entertainment Resorts, Inc.(a),(b)                 $     11,460
  5,955     Tupperware Corp.                                              203,780
  2,600     VCG Holding Corp.(a),(b)                                        9,750
  6,200     Warner Music Group Corp.                                       44,268
  2,000     World Wrestling Entertainment, Inc.                            30,940
  3,090     Youbet.com, Inc.(a)                                             3,832
                                                                     ------------
                                                                        5,189,765
                                                                     ------------
  NON-FERROUS METALS - 1.0%
  1,000     A.M. Castle & Co.                                              28,610
  7,600     Advanced Environmental Recycling Technologies, Inc.
              Class A(a)                                                    4,180
  1,792     Atna Resources Ltd.(a)                                          1,283
  1,600     Brush Engineered Materials, Inc.(a)                            39,072
  3,100     Century Aluminum Co.(a)                                       206,119
 55,400     Coeur d'Alene Mines Corp.(a),(b)                              160,660
 10,900     Commercial Metals Co.                                         410,930
  2,627     Encore Wire Corp.                                              55,666
  5,900     General Moly, Inc.(a)                                          46,433
 12,600     Hecla Mining Co.(a)                                           116,676
  3,700     Horsehead Holding Corp.(a)                                     44,992
  3,000     Intrepid Potash, Inc.(a)                                      197,340
  1,700     Kaiser Aluminum Corp.                                          91,001
  2,900     Metalico, Inc.(a),(b)                                          50,808
  1,900     Minerals Technologies, Inc.                                   120,821
  3,100     Mueller Industries, Inc.                                       99,820
  2,400     RTI International Metals, Inc.(a)                              85,488
  6,124     Reliance Steel & Aluminum Co.                                 472,099
  5,400     Solitario Exploration & Royalty Corp.(a)                       26,568
  7,200     Southern Copper Corp.                                         767,736
  4,584     Stillwater Mining Co.(a)                                       54,229
  6,000     Timberline Resources Corp.(a)                                  17,940
                                                                     ------------
                                                                        3,098,471
                                                                     ------------
  OPTICAL PHOTO & EQUIPMENT - 0.1%
  1,200     CPI Corp.                                                      22,476
  1,100     Cyberoptics Corp.(a)                                           10,791
  3,300     Imation Corp.                                                  75,636
 12,030     Ingram Micro, Inc. Class A(a)                                 213,533
  2,095     LaserCard Corp.(a)                                              9,993
    200     Meade Instruments Corp.(a)                                        180
  1,900     Photronics, Inc.(a)                                            13,376
    100     StockerYale, Inc.(a)                                               56
  1,000     Zygo Corp.(a)                                                   9,830
                                                                     ------------
                                                                          355,871
                                                                     ------------
  PAPER & FOREST PRODUCTS - 0.5%
  3,664     AbitibiBowater, Inc.(b)                                        34,185
  2,500     Boise, Inc.(a)                                                  9,625
  2,800     Buckeye Technologies, Inc.(a)                                  23,688
    804     CSS Industries, Inc.                                           19,473
  5,900     Caraustar Industries, Inc.(a)                                  17,169
  1,200     Chesapeake Corp.(a)                                             2,820
  1,400     Deltic Timber Corp.                                            74,914
 44,500     Domtar Corp.(a)                                               242,525
    480     Kadant, Inc.(a)                                                10,848
  5,200     Kapstone Paper and Packaging Corp.(a)                          34,684
 10,400     Louisiana-Pacific Corp.                                        88,296
  1,000     Lydall, Inc.(a)                                                12,550
  1,400     Neenah Paper, Inc.                                             23,394
  2,300     P.H. Glatfelter Co.                                            31,073
 10,200     Packaging Corp. of America                                    219,402
  3,759     Potlatch Corp.                                                169,606
  6,671     Rayonier, Inc.                                                283,251
  3,900     Rock-Tenn Co. Class A                                         116,961
 25,880     Smurfit-Stone Container Corp.(a)                              105,332
  1,400     Universal Forest Products, Inc.                                41,944
  2,900     Verso Paper Corp.(a)                                           24,534
  3,700     Wausau Paper Corp.                                             28,527
                                                                     ------------
                                                                        1,614,801
                                                                     ------------
  PRODUCER GOODS - 5.1%
  8,723     AGCO Corp.(a)                                                 457,172
    750     Aaon, Inc.                                                     14,445
  4,500     Actuant Corp. Class A                                         141,075
  8,400     Akorn, Inc.(a)                                                 27,804
    700     Alamo Group, Inc.                                              14,413
  2,200     Albany International Corp. Class A                             63,800

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    115     Allied Motion Technologies, Inc.(a)                      $        644
  2,000     Allis-Chalmers Energy, Inc.(a)                                 35,600
  3,400     American International Industries, Inc.(a)                     12,376
  1,200     American Vanguard Corp.                                        14,760
  9,300     Ametek, Inc.                                                  439,146
  2,700     Applied Industrial Technologies, Inc.                          65,259
  6,100     AptarGroup, Inc.                                              255,895
     14     Arotech Corp.(a)                                                   28
  1,500     Astec Industries, Inc.(a)                                      48,210
  8,900     BE Aerospace, Inc.(a)                                         207,281
  3,300     Baldor Electric Co.                                           115,434
  3,800     Barnes Group, Inc.                                             87,742
  1,600     Blount International, Inc.(a)                                  18,576
  2,700     Blyth, Inc.                                                    32,481
  5,300     Briggs & Stratton Corp.                                        67,204
  1,800     CIRCOR International, Inc.                                     88,182
  1,100     Cantel Medical Corp.(a)                                        11,132
 16,000     Capstone Turbine Corp.(a),(b)                                  67,040
    200     Catalyst Semiconductor, Inc.(a)                                   868
  2,900     Chart Industries, Inc.(a)                                     141,056
  1,100     Cherokee International Corp.(a)                                 1,947
    100     Chicago Rivet & Machine Co.                                     2,050
  4,200     Clarcor, Inc.                                                 147,420
  4,085     Cognex Corp.                                                   94,159
  1,900     Colfax Corp.(a)                                                47,671
  2,000     Columbus McKinnon Corp.(a)                                     48,160
  1,900     Comfort Systems USA, Inc.                                      25,536
    360     Concord Camera Corp.(a)                                         1,289
  1,900     Cryo-Cell International, Inc.(a)                                1,273
    600     Culp, Inc.(a)                                                   4,212
  4,500     Curtiss-Wright Corp.                                          201,330
    300     DEI Holdings, Inc.(a)                                             510
    100     DXP Enterprises, Inc.(a)                                        4,164
  2,000     Diamond Management & Technology Consultants, Inc.              10,420
  5,500     Distributed Energy Systems Corp.(a)                               275
  1,100     Dynamic Materials Corp.                                        36,245
    300     The Eastern Co.                                                 4,560
 11,200     Evergreen Solar, Inc.(a),(b)                                  108,528
  7,100     FMC Corp.                                                     549,824
  1,600     The Fairchild Corp.(a)                                          3,376
 12,490     Fastenal Co.                                                  539,068
  2,500     Federal Signal Corp.                                           30,000
  4,500     Flanders Corp.(a)                                              27,225
  5,500     Flowserve Corp.                                               751,850
 13,680     Foster Wheeler Ltd.(a)                                      1,000,692
  2,400     Franklin Electric Co., Inc.(b)                                 93,072
  5,300     Gardner Denver, Inc.(a)                                       301,040
  1,970     The Gorman-Rupp Co.                                            78,485
  5,887     Graco, Inc.                                                   224,118
  9,300     GrafTech International Ltd.(a)                                249,519
    700     HI Shear Technology Corp.                                       8,855
  3,000     HNI Corp.(b)                                                   52,980
  1,900     Hardinge, Inc.                                                 25,023
  7,400     Harsco Corp.                                                  402,634
  4,490     Herman Miller, Inc.                                           111,756
  9,500     Hexcel Corp.(a)                                               183,350
  4,200     Hubbell, Inc. Class B                                         167,454
    800     Hurco Companies, Inc.(a)                                       24,712
  6,925     IDEX Corp.                                                    255,117
    100     Ibis Technology Corp.(a)                                           11
    400     Inplay Technologies, Inc.(a)                                      136
    500     IntriCon Corp.(a)                                               4,200
  7,175     Jarden Corp.(a)                                               130,872
  2,800     Kaydon Corp.                                                  143,948
  6,400     Kennametal, Inc.                                              208,320
  2,800     Knoll, Inc.                                                    34,020
  1,200     L.B. Foster Co. Class A(a)                                     39,840
  1,100     LaBarge, Inc.(a)                                               14,300
  1,700     Ladish Co., Inc.(a)                                            35,003
    534     Lawson Products, Inc.                                          13,233
  5,500     Lennox International, Inc.                                    159,280
  1,082     Libbey, Inc.                                                    8,050
  3,395     Lincoln Electric Holdings, Inc.                               267,187
  1,100     Lindsay Manufacturing Co.(b)                                   93,467
  2,900     Liquidity Services, Inc.(a)                                    33,437
  1,400     MFRI, Inc.(a)                                                  21,140
  4,200     MSC Industrial Direct Co. Class A                             185,262
  1,700     Magnetek, Inc.(a)                                               7,191
    900     Material Sciences Corp.(a)                                      7,290
  2,300     Matthews International Corp. Class A                          104,098
  2,700     Merix Corp.(a)                                                  6,210

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  5,660     Micrel, Inc.                                             $     51,789
  1,800     Middleby Corp.(a)                                              79,038
    900     Modtech Holdings, Inc.(a)                                          94
  3,025     Moog, Inc. Class A(a)                                         112,651
  8,000     Mueller Water Products, Inc. Series B                          68,320
    400     NACCO Industries, Inc. Class A                                 29,740
  1,900     NATCO Group, Inc. Class A(a)                                  103,607
  3,600     NN, Inc.                                                       50,184
  2,900     Nordson Corp.                                                 211,381
  5,500     Oceaneering International, Inc.(a)                            423,775
  1,700     Park-Ohio Holdings Corp.(a)                                    25,092
    100     Peerless Manufacturing Co.(a)                                   4,687
  8,550     Pentair, Inc.                                                 299,421
 12,107     Plug Power, Inc.(a)                                            28,451
  3,140     Presstek, Inc.(a)                                              15,574
  2,300     RBC Bearings, Inc.(a)                                          76,636
  1,000     Reddy Ice Holdings, Inc.                                       13,680
  2,905     Regal-Beloit Corp.                                            122,736
  2,900     Research Frontiers, Inc.(a),(b)                                17,342
    700     Riviera Holdings Corp.(a)                                       7,105
  2,800     Robbins & Myers, Inc.                                         139,636
  1,124     Ronson Corp.(a)                                                 1,360
  8,500     Roper Industries, Inc.                                        559,980
  1,770     SI International, Inc.(a)                                      37,064
  5,048     SPX Corp.                                                     664,973
  7,000     Safeguard Scientifics, Inc.(a)                                  8,680
  1,100     Sauer-Danfoss, Inc.                                            34,265
  7,400     The Shaw Group, Inc.(a)                                       457,246
  1,800     Somanetics Corp.(a)                                            38,160
  1,800     Sonic Solutions, Inc.(a)                                       10,728
  1,000     Spectrum Control, Inc.(a)                                       8,200
    700     Standex International Corp.                                    14,518
  6,400     Steelcase, Inc. Class A                                        64,192
    900     Strattec Security Corp.                                        31,275
  1,650     Sun Hydraulics, Inc.                                           53,246
  1,300     T-3 Energy Services, Inc.(a)                                  103,311
  1,900     Team, Inc.(a)                                                  65,208
  1,500     Technology Research Corp.                                       3,885
  1,700     Tecumseh Products Co. Class A(a)                               55,726
  3,100     Teleflex, Inc.                                                172,329
  1,500     Tennant Co.                                                    45,105
  4,800     Tenneco, Inc.(a)                                               64,944
  8,000     ThermoGenesis Corp.(a)                                         10,240
  6,400     Timken Co.                                                    210,816
  7,800     Trinity Industries, Inc.                                      270,582
  1,800     Triumph Group, Inc.                                            84,780
  1,900     TurboChef Technologies, Inc.(a)                                 9,082
  1,600     Twin Disc, Inc.                                                33,488
  2,400     Tyler Technologies, Inc.(a)                                    32,568
  1,240     Valhi, Inc.                                                    33,790
  1,900     Valmont Industries, Inc.                                      198,151
  2,600     Watsco, Inc.(b)                                               108,680
  3,200     Watts Water Technologies, Inc. Class A                         79,680
  5,800     Woodward Governor Co.                                         206,828
  1,100     X-Rite, Inc.(a)                                                 2,816
                                                                     ------------
                                                                       15,420,852
                                                                     ------------
  RAILROADS & SHIPPING - 0.8%
  3,900     Alexander & Baldwin, Inc.                                     177,645
  4,500     American Commercial Lines, Inc.(a)                             49,185
    700     Capital Product Partners LP                                    13,888
  4,600     Diamondhead Casino Corp.(a)                                     8,050
  4,500     Double Hull Tankers, Inc.                                      45,135
  4,800     Eagle Bulk Shipping, Inc.                                     141,936
  3,300     Excel Maritime Carriers Ltd.                                  129,525
  1,500     Freightcar America, Inc.                                       53,250
  3,200     GATX Corp.                                                    141,856
  3,200     Genco Shipping & Trading Ltd.(b)                              208,640
  2,800     General Maritime Corp.                                         72,744
  2,950     Genesee & Wyoming, Inc. Class A(a)                            100,359
  1,900     Greenbrier Cos., Inc.                                          38,570
  3,200     Horizon Lines, Inc. Class A(b)                                 31,840
  2,400     Hornbeck Offshore Services, Inc.(a)                           135,624
    300     International Shipholding Corp.(a)                              7,032
    700     K-Sea Transportation Partners LP                               22,309
  6,600     Kansas City Southern(a)                                       290,334
  1,700     Martin Midstream Partners LP                                   55,981
  2,700     OSG America LP                                                 36,855
  1,500     OceanFreight, Inc.                                             34,755
  2,400     Overseas Shipholding Group, Inc.                              190,848
  1,000     Saia, Inc.(a)                                                  10,920

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  4,000     Ship Finance International Ltd.(b)                       $    118,120
  1,600     TBS International Ltd.(a)                                      63,920
  1,400     Trico Marine Services, Inc.(a),(b)                             50,988
  2,100     U.S. Shipping Partners LP                                       3,990
  4,700     Westinghouse Air Brake Technologies Corp.                     228,514
                                                                     ------------
                                                                        2,462,813
                                                                     ------------
  REAL PROPERTY - 4.9%
  9,300     AMB Property Corp.                                            468,534
    500     AMREP Corp.                                                    23,795
  3,300     Acadia Realty Trust                                            76,395
  1,795     Alesco Financial, Inc.(b)                                       3,590
    300     Alexander's, Inc.(a)                                           93,180
  3,000     Alexandria Real Estate Equities, Inc.                         292,020
  1,500     American Capital Agency Corp.                                  24,960
    400     American Land Lease, Inc.                                       7,600
    500     American Mortgage Acceptance Co.                                  315
    500     American Realty Investors, Inc.(a)                              4,740
 50,700     Annaly Capital Management, Inc.                               786,357
  5,900     Anthracite Capital, Inc.(e)                                    41,536
  6,300     Anworth Mortgage Asset Corp.                                   41,013
  2,800     Arbor Realty Trust, Inc.                                       25,116
    100     Associated Estates Realty Corp.                                 1,071
    700     Avatar Holdings, Inc.(a)                                       21,203
  4,935     BRE Properties                                                213,587
  2,000     BRT Realty Trust                                               24,000
  3,200     Big 5 Sporting Goods Corp.                                     24,224
  7,200     BioMed Realty Trust, Inc.                                     176,616
  6,814     Brandywine Realty Trust                                       107,389
 20,600     Brookfield Properties Corp.                                   366,474
  5,300     CBL & Associates Properties, Inc.                             121,052
  2,300     CBRE Realty Finance, Inc.                                       7,912
  3,200     California Coastal Communities, Inc.(a)                        12,224
  5,057     Camden Property Trust                                         223,823
  5,400     Capstead Mortgage Corp.                                        58,590
  3,700     Care Investment Trust, Inc.                                    34,891
  5,400     Cedar Shopping Centers, Inc.                                   63,288
  1,700     Chimera Investment Corp.                                       15,317
  3,200     Colonial Properties Trust                                      64,064
  4,800     Corporate Office Properties Trust                             164,784
  4,400     Cousins Properties, Inc.                                      101,640
  3,300     Crystal River Capital, Inc.                                    12,078
 17,500     DCT Industrial Trust, Inc.                                    144,900
  6,800     DiamondRock Hospitality Co.                                    74,052
  6,000     Digital Realty Trust, Inc.                                    245,460
 10,900     Douglas Emmett, Inc.                                          239,473
 13,975     Duke Realty Corp.                                             313,739
  3,800     Dupont Fabros Technology, Inc.                                 70,832
  2,600     Eastgroup Properties, Inc.                                    111,540
  4,000     Education Realty Trust, Inc.                                   46,600
  3,100     Entertainment Properties Trust                                153,264
  1,800     Equity Lifestyle Properties, Inc.                              79,200
  3,655     Equity One, Inc.                                               75,110
  2,600     Essex Property Trust, Inc.                                    276,900
  5,640     Federal Realty Investment Trust                               389,160
  6,700     FelCor Lodging Trust, Inc.                                     70,350
  1,327     First Acceptance Corp.(a)                                       4,246
  4,600     First Industrial Realty Trust, Inc.                           126,362
  1,200     First Potomac Realty Trust                                     18,288
  6,800     Forest City Enterprises, Inc. Class A                         219,096
  2,833     Forestar Real Estate Group, Inc.(a)                            53,969
  1,900     Getty Realty Corp.                                             27,379
  2,100     Gladstone Commercial Corp.                                     36,393
  4,900     Glimcher Realty Trust                                          54,782
  4,922     Grubb & Ellis Co.                                              18,950
 18,000     HRPT Properties Trust                                         121,860
  1,100     Hatteras Financial Corp.                                       25,289
  8,552     Health Care REIT, Inc.                                        380,564
  5,200     Healthcare Realty Trust, Inc.                                 123,604
  5,550     Highwoods Properties, Inc.                                    174,381
  6,280     Hilltop Holdings, Inc.(a)                                      64,747
  3,200     Home Properties, Inc.                                         153,792
  9,105     Hospitality Properties Trust                                  222,708
  1,600     Housevalues, Inc.(a)                                            4,400
  5,500     IMPAC Mortgage Holdings, Inc.(b)                                4,125
    600     Icahn Enterprises LP                                           42,204
  6,400     Inland Real Estate Corp.                                       92,288
  6,500     Investors Real Estate Trust                                    62,010
 11,200     iStar Financial, Inc.                                         147,952

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    500     JER Investors Trust, Inc.(b)                             $      3,150
  3,100     Jones Lang LaSalle, Inc.                                      186,589
  3,400     Kilroy Realty Corp.                                           159,902
  1,700     Kite Realty Group Trust                                        21,250
  1,000     LTC Properties, Inc.                                           25,560
  4,400     LTC-Amerivest Liquidating Trust(a),(f)                              -
  4,200     LaSalle Hotel Properties                                      105,546
  6,120     Lexington Corporate Properties Trust                           83,416
  8,960     Liberty Property Trust                                        297,024
  4,100     LoopNet, Inc.(a),(b)                                           46,330
  7,570     Luminent Mortgage Capital, Inc.(b)                              1,136
 19,800     MFA Mortgage Investments, Inc.                                129,096
  7,100     The Macerich Co.                                              441,123
  6,400     Mack-Cali Realty Corp.                                        218,688
  4,500     Maguire Properties, Inc.                                       54,765
  3,400     Meruelo Maddux Properties, Inc.(a)                              7,412
  2,700     Mid-America Apartment Communities, Inc.                       137,808
  1,100     Mission West Properties, Inc.                                  12,056
 10,424     Move, Inc.(a)                                                  24,288
  1,600     National Health Investors, Inc.                                45,616
  7,391     National Retail Properties, Inc.                              154,472
  9,200     Nationwide Health Properties, Inc.                            289,708
  3,300     New York Mortgage Trust, Inc.                                  19,206
  5,605     Newcastle Investment Corp.(b)                                  39,291
  6,400     NorthStar Realty Finance Corp.                                 53,248
  5,100     Omega Healthcare Investors, Inc.                               84,915
  3,500     Origen Financial, Inc.                                          5,215
    900     Orleans Homebuilders, Inc.(b)                                   3,294
  2,000     PS Business Parks, Inc.                                       103,200
  1,800     Parkway Properties, Inc.                                       60,714
  4,099     Pennsylvania Real Estate Investment Trust                      94,851
    300     Pope Resources, Ltd. LP                                         9,690
  3,400     Post Properties, Inc.                                         101,150
  6,300     RAIT Investment Trust(b)                                       46,746
  1,600     Ramco-Gershenson Properties Trust                              32,864
  1,300     Reading International, Inc. Class A(a)                         10,075
  9,700     Realty Income Corp.(b)                                        220,772
  3,200     Redwood Trust, Inc.(b)                                         72,928
  6,300     Regency Centers Corp.                                         372,456
  5,782     SL Green Realty Corp.                                         478,287
  1,300     Saul Centers, Inc.                                             61,087
 11,200     Senior Housing Properties Trust                               218,736
  1,400     Sovran Self Storage, Inc.                                      58,184
  8,100     The St. Joe Co.                                               277,992
  2,300     Stonemor Partners LP                                           39,376
  4,600     Strategic Hotel Capital, Inc.                                  43,102
    200     Stratus Properties, Inc.(a)                                     3,478
  2,600     Sun Communities, Inc.                                          47,398
  6,100     Sunstone Hotel Investors, Inc.                                101,260
  3,200     Tanger Factory Outlet Centers, Inc.                           114,976
  4,600     Taubman Centers, Inc.                                         223,790
  1,100     Thomas Properties Group, Inc.                                  10,824
    100     Thornburg Mortgage, Inc.                                           20
  3,500     Toreador Resources Corp.(a)                                    29,855
    100     Transcontinental Realty Investors, Inc.(a)                      1,476
  5,000     U-Store-It Trust                                               59,750
 12,365     UDR, Inc.                                                     276,729
  1,300     Universal Health Realty Income Trust                           39,000
  1,300     Urstadt Biddle Properties, Inc.                                19,825
    900     Urstadt Biddle Properties, Inc. Class A                        13,194
 12,800     Ventas, Inc.                                                  544,896
  5,000     Washington Real Estate Investment Trust                       150,250
  7,575     Weingarten Realty Investors                                   229,674
  1,049     ZipRealty, Inc.(a)                                              4,227
                                                                     ------------
                                                                       14,996,283
                                                                     ------------
  RETAIL - 2.3%
  4,470     1-800-FLOWERS.COM, Inc. Class A(a)                             28,832
  5,866     99 Cents Only Stores(a)                                        38,716
  3,100     A.C. Moore Arts & Crafts, Inc.(a)                              21,855
  3,475     Aaron Rents, Inc.                                              77,596
  9,100     Advance Auto Parts, Inc.                                      353,353

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,200     Allion Healthcare, Inc.(a)                               $     18,240
  1,300     Alloy, Inc.(a)                                                  9,399
  2,700     American Apparel, Inc.(a)                                      17,955
 14,765     American Eagle Outfitters, Inc.                               201,246
  6,075     AnnTaylor Stores Corp.(a)                                     145,557
    200     Arden Group, Inc. Class A                                      25,348
  1,400     Asbury Automotive Group, Inc.                                  17,990
  5,800     BJ's Wholesale Club, Inc.(a)                                  224,460
  3,500     Barnes & Noble, Inc.                                           86,940
    700     Bidz.com, Inc.(a),(b)                                           6,062
  1,100     Bluegreen Corp.(a)                                              6,655
  2,600     The Bon-Ton Stores, Inc.(b)                                    13,572
  1,200     Books-A-Million, Inc.                                           9,192
  6,200     Borders Group, Inc.                                            37,200
  5,556     Brightpoint, Inc.(a)                                           40,559
  1,300     Build-A-Bear Workshop, Inc.(a)                                  9,451
 16,600     Carmax, Inc.(a),(b)                                           235,554
  5,200     Casey's General Stores, Inc.                                  120,484
  3,100     Casual Male Retail Group, Inc.(a)                               9,455
  2,750     The Cato Corp. Class A                                         39,160
  2,400     Central Garden & Pet Co. Class A(a)                             9,840
  2,800     Charlotte Russe Holding, Inc.(a)                               49,728
 10,655     Charming Shoppes, Inc.(a)                                      48,906
 13,200     Chico's FAS, Inc.(a)                                           70,884
  2,405     The Children's Place Retail Stores, Inc.(a)                    86,821
  2,238     Christopher & Banks Corp.                                      15,218
 15,180     Circuit City Stores, Inc.                                      43,870
  7,670     Coldwater Creek, Inc.(a)                                       40,498
  6,300     Collective Brands, Inc.(a)                                     73,269
  4,700     Cost Plus, Inc.(a),(b)                                         11,750
  1,700     DSW, Inc. Class A(a),(b)                                       20,026
  5,199     dELiA*s, Inc.(a)                                               10,450
  8,605     Dollar Tree, Inc.(a)                                          281,297
  5,906     Dress Barn, Inc.(a)                                            79,022
  3,400     drugstore.com, Inc.(a)                                          6,460
    600     Eddie Bauer Holdings, Inc.(a)                                   2,490
  4,248     The Finish Line, Inc. Class A(a)                               36,956
    200     Flanigan's Enterprises, Inc.(a)                                 1,250
 12,500     Foot Locker, Inc.                                             155,625
  2,850     Fred's, Inc.                                                   32,034
  1,400     Gander Mountain Co.(a),(b)                                      5,166
  2,400     Genesco, Inc.(a)                                               74,088
  3,420     The Great Atlantic & Pacific Tea Co., Inc.(a)                  78,044
  3,000     Gymboree Corp.(a)                                             120,210
  2,700     HFF, Inc. Class A(a)                                           15,363
  9,300     Hanesbrands, Inc.(a)                                          252,402
  1,000     hhgregg, Inc.(a)                                               10,000
  5,045     Hillenbrand, Inc.                                             107,963
  3,250     Hot Topic, Inc.(a)                                             17,583
  4,000     Insight Enterprises, Inc.(a)                                   46,920
  3,800     Jamba, Inc.(a),(b)                                              7,030
  2,665     Jo-Ann Stores, Inc.(a)                                         61,375
  1,100     Kirkland's, Inc.(a)                                             2,475
  3,200     Longs Drug Stores Corp.                                       134,752
    700     Lumber Liquidators, Inc.(a)                                     9,100
  3,700     Men's Wearhouse, Inc.                                          60,273
  9,610     O'Reilly Automotive, Inc.(a)                                  214,784
  8,200     OfficeMax, Inc.                                               113,980
  1,300     Overstock.com, Inc.(a),(b)                                     33,735
  3,000     PC Connection, Inc.(a)                                         27,930
  7,125     Pacific Sunwear of California, Inc.(a)                         60,776
  3,700     The Pep Boys - Manny, Moe & Jack                               32,264
  4,900     Pet DRx Corp.(a)                                               16,954
 12,300     PetSmart, Inc.                                                245,385
  8,500     Pier 1 Imports, Inc.(a)                                        29,240
  2,450     PriceSmart, Inc.                                               48,461
  6,500     Rent-A-Center, Inc.(a)                                        133,705
  2,200     Retail Ventures, Inc.(a)                                       10,120
 57,600     Rite Aid Corp.(a),(b)                                          91,584
 12,700     Ross Stores, Inc.                                             451,104
  3,100     Ruddick Corp.                                                 106,361
  3,400     Ruth's Hospitality Group, Inc.(a)                              17,612
 12,200     Saks, Inc.(a)                                                 133,956
  8,470     Sally Beauty Co., Inc.(a)                                      54,716
  2,000     School Specialty, Inc.(a)                                      59,460
  2,800     Sharper Image Corp.(a),(b)                                         78
  1,800     Shoe Carnival, Inc.(a)                                         21,222
  2,150     Stamps.com, Inc.(a)                                            26,832
  6,200     Stein Mart, Inc.                                               27,962
  1,200     Systemax, Inc.                                                 21,180

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,500     The Talbots, Inc.                                        $     40,565
  3,800     Texas Roadhouse, Inc. Class A(a)                               34,086
  1,400     Titan Machinery, Inc.(a)                                       43,848
  3,400     Tractor Supply Co.(a)                                          98,736
  3,100     Tuesday Morning Corp.(a)                                       12,741
  2,700     Tween Brands, Inc.(a)                                          44,442
  4,157     Ulta Salon Cosmetics & Fragrance, Inc.(a)                      46,725
  1,700     Unifirst Corp.                                                 75,922
  2,500     United Stationers, Inc.(a)                                     92,375
 11,300     Urban Outfitters, Inc.(a)                                     352,447
  1,200     Weis Markets, Inc.                                             38,964
  1,600     West Marine, Inc.(a)                                            6,560
  7,175     The Wet Seal, Inc. Class A(a)                                  34,225
  7,300     Williams-Sonoma, Inc.(b)                                      144,832
  2,700     Wilsons The Leather Experts, Inc.(a)                              216
    600     Winmark Corp.(a)                                               10,356
  4,500     Zale Corp.(a),(b)                                              85,005
  2,600     Zumiez, Inc.(a),(b)                                            43,108
                                                                     ------------
                                                                        7,058,523
                                                                     ------------
  SOAPS & COSMETICS - 0.3%
  8,870     Alberto-Culver Co.                                            233,014
  6,500     Bare Escentuals, Inc.(a),(b)                                  121,745
  1,800     Chattem, Inc.(a)                                              117,090
  5,700     Church & Dwight Co., Inc.                                     321,195
  3,300     Elizabeth Arden, Inc.(a)                                       50,094
  2,650     Inter Parfums, Inc.                                            39,750
  4,300     Nu Skin Enterprises, Inc. Class A                              64,156
  1,100     Parlux Fragrances, Inc.(a)                                      5,500
  1,000     Physicians Formula Holdings, Inc.(a)                            9,350
 29,898     Revlon, Inc. Class A(a)                                        25,413
    600     Steiner Leisure Ltd.(a)                                        17,010
                                                                     ------------
                                                                        1,004,317
                                                                     ------------

 STEEL - 0.9%
  1,000     Ampco-Pittsburgh Corp.                                         44,480
  4,600     Carpenter Technology Corp.                                    200,790
  8,200     Cleveland-Cliffs, Inc.                                        977,358
  1,400     Cold Metal Products, Inc.(a)                                        -
  1,700     Esmark, Inc.(a)                                                32,504
    600     Friedman Industries, Inc.                                       4,800
  3,600     Gibraltar Industries, Inc.                                     57,492
  1,300     Northwest Pipe Co.(a)                                          72,540
  1,205     Olympic Steel, Inc.                                            91,484
    500     Omega Flex, Inc.                                                7,600
  2,150     Schnitzer Steel Industries, Inc. Class A                      246,390
    400     Shiloh Industries, Inc.                                         3,756
 18,060     Steel Dynamics, Inc.                                          705,604
  1,300     Synalloy Corp.                                                 20,046
    700     Universal Stainless & Alloy Products, Inc.(a)                  25,928
  6,300     Worthington Industries, Inc.                                  129,150
                                                                     ------------
                                                                        2,619,922
                                                                     ------------

  TELEPHONE - 2.0%
 11,400     ADC Telecommunications, Inc.(a),(c)                           168,378
     75     ATSI Communications, Inc.(a)                                       14
  5,400     Acme Packet, Inc.(a)                                           41,904
  6,280     Adtran, Inc.                                                  149,715
  7,800     Airspan Networks, Inc.(a)                                       5,848
  4,900     Alaska Communications Systems Group, Inc.                      58,506
  2,600     Applied Signal Technology, Inc.                                35,516
  5,000     Aruba Networks, Inc.(a)                                        26,150
    500     Atlantic Tele-Network, Inc.                                    13,755
  8,000     Autobytel, Inc.(a)                                             11,360
  9,000     Centennial Communications Corp.(a)                             62,910
 16,100     Cincinnati Bell, Inc.(a)                                       64,078
  3,484     Consolidated Communications Holdings, Inc.                     51,877
 22,790     Crown Castle International Corp.(a)                           882,657
    999     D&E Communications, Inc.                                        8,881
  4,705     Digital Angel Corp.(a)                                          3,576
  2,000     Ditech Networks, Inc.(a)                                        4,300
  3,115     Equinix, Inc.(a)                                              277,920
 13,000     Extreme Networks, Inc.(a)                                      36,920
  9,600     FairPoint Communications, Inc.(b)                              69,216
 19,900     FiberTower Corp.(a)                                            27,860

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
      1     Fibernet Telecom Group, Inc.(a)                          $          8
 18,700     Finisar Corp.(a)                                               22,253
  4,500     Fusion Telecommunications International, Inc.(a)                1,305
  3,400     General Communication, Inc. Class A(a)                         23,358
  2,000     GeoEye, Inc.(a)                                                35,420
  2,595     Global Crossing Ltd.(a)                                        46,554
  5,600     Globalstar, Inc.(a)                                            15,848
  1,400     Globecomm Systems Inc.(a)                                      11,564
      6     GoAmerica, Inc.(a)                                                 44
    800     HickoryTech Corp.                                               6,616
    900     Hughes Communications, Inc.(a)                                 44,181
 11,700     ICO Global Communications Holdings Ltd.(a)                     38,142
  1,600     ID Systems, Inc.(a)                                            10,304
  4,600     IDT Corp. Class B                                               7,820
  2,400     Ibasis, Inc.                                                    7,872
  2,800     Iowa Telecommunications Services, Inc.                         49,308
  1,900     iPCS, Inc.(a)                                                  56,297
  4,500     j2 Global Communications, Inc.(a)                             103,500
  5,100     Leap Wireless International, Inc.(a)                          220,167
145,688     Level 3 Communications, Inc.(a),(b)                           429,780
 18,000     MetroPCS Communications, Inc.(a)                              318,780
    300     NET2000 Communications, Inc.(a)                                     -
 15,900     NII Holdings, Inc.(a)                                         755,091
  3,000     NTELOS Holdings Corp.                                          76,110
  1,400     Neutral Tandem, Inc.(a)                                        24,500
  4,100     Nextwave Wireless, Inc.(a),(b)                                 16,564
  3,586     Novatel Wireless, Inc.(a)                                      39,912
    400     Occam Networks, Inc.(a)                                         1,596
    247     Optical Cable Corp.(a)                                          1,692
    900     Optium Corp.(a)                                                 6,552
  9,700     PAETEC Holding Corp.(a)                                        61,595
 29,100     Primus Telecommunications GP(a)                                 9,894
  4,500     RCN Corp.                                                      48,510
    900     Shenandoah Telecom Co.                                         11,718
 22,000     Sonus Networks, Inc.(a),(b)                                    75,240
    800     SureWest Communications                                         6,744
  2,900     Syniverse Holdings, Inc.(a)                                    46,980
 14,400     TW Telecom, Inc.(a)                                           230,832
  6,300     Telephone & Data Systems, Inc.                                297,801
  2,900     Telephone & Data Systems, Inc. (Special Shares)               127,890
    200     Telular Corp.(a)                                                  764
  5,100     TerreStar Corp.(a)                                             20,298
  2,700     Terremark Worldwide, Inc.(a)                                   14,742
  1,600     U.S. Cellular Corp.(a)                                         90,480
  3,600     USA Mobility, Inc.                                             27,180
 10,500     UTStarcom, Inc.(a),(b)                                         57,435
 29,055     Virgin Media, Inc.                                            395,439
  5,800     Virgin Mobile USA, Inc.(a)                                     15,950
 11,300     Vonage Holdings Corp.(a),(b)                                   18,758
  1,500     Warwick Valley Telephone Co.                                   15,840
                                                                     ------------
                                                                        5,946,569
                                                                     ------------
  TIRES & RUBBER GOODS - 0.1%
    200     American Biltrite, Inc.(a)                                        900
  6,000     Carlisle Cos., Inc.                                           174,000
  6,400     Cooper Tire & Rubber Co.                                       50,176
  1,000     SRI/Surgical Express, Inc.(a)                                   3,250
    400     Synergetics USA, Inc.(a)                                        1,056
                                                                     ------------
                                                                          229,382
                                                                     ------------
  TOBACCO - 0.1%
  6,500     Alliance One International, Inc.(a)                            33,215
  2,000     M&F Worldwide Corp.(a)                                         78,620
    900     Schweitzer-Mauduit International, Inc.                         15,165
  2,745     Universal Corp.                                               124,129
  4,297     Vector Group Ltd.(b)                                           69,311
                                                                     ------------
                                                                          320,440
                                                                     ------------
  TRAVEL & RECREATION - 1.2%
    100     Aldila, Inc.                                                      573
  4,038     All-American SportPark, Inc.(a)                                   686
  2,500     Ambassadors Group, Inc.                                        37,300
    800     Amerco, Inc.(a)                                                38,144
    100     American Classic Voyages Co.(a)                                     -
  2,500     Ameristar Casinos, Inc.                                        34,550

74

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  4,200     Bally Technologies, Inc.                                 $    141,960
  6,200     Boyd Gaming Corp.(b)                                           77,872
  9,600     Brunswick Corp.                                               101,760
  6,000     CKX, Inc.(a)                                                   52,500
  6,800     Callaway Golf Co.                                              80,444
  3,500     Cedar Fair, LP                                                 65,765
  3,400     Choice Hotels International, Inc.                              90,100
  8,700     Dick's Sporting Goods, Inc.(a)                                154,338
  2,100     Dollar Thrifty Automotive Group, Inc.(a)                       19,845
  3,316     Dover Downs Gaming & Entertainment, Inc.                       21,289
  3,300     Elixir Gaming Technologies, Inc.(a)                             3,960
  5,300     Empire Resorts, Inc.(a),(b)                                    15,529
  1,000     Full House Resorts, Inc.(a)                                     2,090
  1,800     Great Wolf Resorts, Inc.(a)                                     7,866
  3,800     Interstate Hotels & Resorts, Inc.(a)                            9,842
 10,300     Las Vegas Sands Corp.(a),(b)                                  488,632
  3,300     Life Time Fitness, Inc.(a),(b)                                 97,515
  1,100     Lodgian, Inc.(a)                                                8,613
  9,410     MGM Mirage(a)                                                 318,905
  2,100     MTR Gaming Group, Inc.(a)                                      10,017
  1,500     Marcus Corp.                                                   22,425
    700     Marine Products Corp.                                           4,620
  1,600     Monarch Casino & Resort, Inc.(a)                               18,880
  3,800     Morgans Hotel Group Co.(a)                                     39,140
  1,900     Multimedia Games, Inc.(a),(b)                                   8,398
  4,800     Orbitz Worldwide, Inc.(a)                                      24,048
  4,000     Orient Express Hotels Ltd. Class A                            173,760
  4,300     Pinnacle Entertainment, Inc.(a)                                45,107
  4,650     Pool Corp.(b)                                                  82,584
  3,700     Premier Exhibitions, Inc.(a)                                   16,798
  2,300     President Casinos, Inc.(a)                                        276
  6,700     Progressive Gaming International Corp.(a)                       8,375
    500     Red Lion Hotels Corp.(a)                                        3,985
    900     Rick's Cabaret International, Inc.(a)                          15,111
 13,200     Royal Caribbean Cruises Ltd.                                  296,604
  7,300     Scientific Games Corp. Class A(a)                             216,226
  4,243     Shuffle Master, Inc.(a)                                        20,960
  6,600     Silverleaf Resorts, Inc.(a)                                    14,124
 11,700     Six Flags, Inc.(a),(b)                                         13,455
    200     Sonesta International Hotels Corp. Class A                      5,016
  1,500     Speedway Motorsports, Inc.                                     30,570
  2,300     Sport Supply Group, Inc.                                       23,621
    700     Town Sports International Holdings, Inc.(a)                     6,538
  2,260     TravelCenters of America LLC(a)                                 5,130
  1,100     Travelzoo, Inc.(a)                                              9,427
  3,400     Vail Resorts, Inc.(a)                                         145,622
  4,600     WMS Industries, Inc.(a)                                       136,942
  6,100     Wynn Resorts Ltd.                                             496,235
                                                                     ------------
                                                                        3,764,072
                                                                     ------------
  TRUCKING & FREIGHT - 0.7%
  2,500     Arkansas Best Corp.                                            91,600
  1,488     BancTrust Financial Group, Inc.                                 9,806
  1,725     Celadon Group, Inc.(a)                                         17,233
  4,400     Con-way, Inc.                                                 207,944
  2,700     Covenant Transport Group Class A(a)                             9,045
  3,000     Forward Air Corp.                                             103,800
  1,900     Frozen Food Express Industries, Inc.                           12,825
  3,000     HUB Group, Inc. Class A(a)                                    102,390
  7,108     Heartland Express, Inc.                                       105,980
 10,400     Hythiam, Inc.(a),(b)                                           25,168
 10,600     J.B. Hunt Transport Services, Inc.                            352,768
  4,900     Knight Transportation, Inc.(b)                                 89,670
  5,300     Landstar System, Inc.                                         292,666
  1,237     Marten Transport Ltd.(a)                                       19,755
  3,162     Old Dominion Freight Line, Inc.(a)                             94,923
    400     P.A.M. Transportation Services, Inc.(a)                         4,260
  3,900     Pacer International, Inc.                                      83,889
  1,500     Quality Distribution, Inc.(a)                                   3,630
  1,400     TAL International Group, Inc.                                  31,836
    700     USA Truck, Inc.(a)                                              8,421
  7,400     UTI Worldwide, Inc.                                           147,630
    900     Universal Truckload Services, Inc.(a)                          19,818
  1,800     Wabash National Corp.                                          13,608

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

 SHARES
   HELD     INDUSTRY/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  5,200     Werner Enterprises, Inc.                                  $    96,616
  5,729     YRC Worldwide, Inc.(a),(b)                                     85,190
                                                                     ------------
                                                                        2,030,471
                                                                     ------------
            TOTAL COMMON STOCKS - 97.3%                               297,130,706
                                                                     ------------

               PREFERRED STOCK

   DRUGS & MEDICINE - 0.0%
    193     Inverness Medical Innovations, Inc. Series B, 3%(g)            45,741
                                                                     ------------
            TOTAL PREFERRED STOCK - 0.0%                                   45,741
                                                                     ------------

               RIGHTS

  MISCELLANEOUS FINANCE - 0.0%
  2,833     Guaranty Financial Group, Inc.(h)                                 368
                                                                     ------------
            TOTAL RIGHTS- 0.0%                                                368
                                                                     ------------

              WARRANTS(i)
  BUSINESS MACHINES - 0.0%
      2     Lantronix, Inc. (expires 2/09/11)                                   -
                                                                     ------------
  MOTOR VEHICLES - 0.0%
    249     Federal-Mogul Corp. Class A (expires 12/27/14)                    349
                                                                     ------------
            TOTAL WARRANTS - 0.0%                                             349
                                                                     ------------

              OTHER INTERESTS(j)

  DRUGS & MEDICINE - 0.0%
    700     Tripos, Inc. Liquidating Trust(a),(f)                               -
                                                                     ------------
  ENERGY & UTILITIES - 0.0%
    600     PetroCorp Inc. (Escrow Shares)(a),(f)                               -
                                                                     ------------
            TOTAL OTHER INTERESTS - 0.0%                                        -
                                                                     ------------
            TOTAL LONG-TERM INVESTMENTS
            (Cost - $261,101,872) - 97.3%                             297,177,164
                                                                     ------------
BENEFICIAL
 INTEREST
----------
            SHORT-TERM SECURITIES
$ 7,046     BlackRock Liquidity Series, LLC Cash Sweep
            Series, 2.56%(e),(k)                                        7,045,542
 29,286     BlackRock Liquidity Series, LLC Money Market
            Series, 2.70%(e),(k),(l)                                   29,285,620
                                                                     ------------
            TOTAL SHORT-TERM SECURITIES
            (Cost - $36,331,162) - 11.9%                               36,331,162
                                                                     ------------
TOTAL INVESTMENTS

            (Cost - $297,433,034*) - 109.2%                           333,508,326
                                                                     ------------
            LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2%)            (28,114,613)
                                                                     ------------
            NET ASSETS - 100.0%                                      $305,393,713
                                                                     ============

     * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                       $298,414,675
                                                                     ============
Gross unrealized appreciation                                        $ 77,863,833
Gross unrealized depreciation                                         (42,770,182)
                                                                     ------------
Net unrealized appreciation                                          $ 35,093,651
                                                                     ============

    (a) Non-income-producing  security.
    (b) Security, or a portion of security, is on loan.
    (c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
    (d) Depositary receipts.
    (e) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, were as follows:

76

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

                                                                                           INTEREST/
                            PURCHASE                   SALE          REALIZED               DIVIDEND
AFFILIATE                       COST                   COST        GAIN (LOSS)                INCOME
----------------------------------------------------------------------------------------------------
Anthracite Capital, Inc.    $ 13,439             $     5,153         $ (2,250)              $  3,209
BlackRock, Inc.             $174,925             $ 1,017,748         $444,397               $ 13,650
BlackRock Liquidity
     Series, LLC Cash
     Sweep Series           $      -             $ 2,232,404*        $      -               $120,029
BlackRock Liquidity
     Series, LLC Money
     Market Series          $      -             $16,298,276*        $      -               $310,707

  * Represents net sales cost.
(f) Security is fair valued.
(g) Convertible security.
(h) The right may be exercised until 7/21/08.
(i) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income-producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j) "Other interests" represent beneficial interest in liquidation trusts and other reorganization entities and are non-income-producing.
(k) Represents the current yield as of report date.
(l) Security was purchased with the cash proceeds from  securities  loans.
 o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
 o  Financial futures contracts purchased as of June 30, 2008,were as follows:

NUMBER OF                             EXPIRATION         FACE     UNREALIZED
CONTRACTS                  ISSUE            DATE        VALUE   DEPRECIATION
-----------------------------------------------------------------------------
       28   Russell 2000 Index    September 2008   $2,003,644      $ (66,884)
       71   S&P 400 Midcap Index  September 2008    6,102,223       (271,703)
                                                                   ----------
TOTAL                                                              $(338,587)
                                                                   ==========

 o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
   o Level 1 - price quotations in active markets/exchanges for identical securities
   o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
   o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

   The following table summarizes the inputs used as of June 30, 2008, in determining the fair valuation of the Series' investments:

VALUATION             INVESTMENTS IN          OTHER FINANCIAL
INPUTS                    SECURITIES             INSTRUMENTS*
-------------------------------------------------------------
Level 1                 $297,172,375                $(338,587)
Level 2                   36,335,951                        -
Level 3                            -                        -
                        -------------------------------------
Total                   $333,508,326                $(338,587)
                        =====================================

  * Other financial instruments are futures.

SEE NOTES TO FINANCIAL STATEMENTS.

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
PORTFOLIO INFORMATION AS OF JUNE 30, 2008 (UNAUDITED)

      INDUSTRY
REPRESENTATION                              % OF NET ASSETS(1)
--------------------------------------------------------------
Miscellaneous Finance                                    10%
Business Services                                        10
Drugs & Medicine                                          9
Electronics                                               8
Energy & Raw Materials                                    6
Domestic Oil                                              6
Producer Goods                                            5
Energy & Utilities                                        5
Real Property                                             5
Insurance                                                 3
Banks                                                     3
Chemicals                                                 2
Retail                                                    2
Food & Agriculture                                        2
Construction                                              2
Media                                                     2
Telephone                                                 2
Non-Durables                                              2
Travel & Recreation                                       1
Business Machines                                         1
Motor Vehicles                                            1
Non-Ferrous Metals                                        1
Aerospace                                                 1
Apparel                                                   1
Steel                                                     1
Railroads & Shipping                                      1
Trucking & Freight                                        1
Containers                                                1
Miscellaneous                                             1
Paper & Forest Products                                   1
Consumer - Durables                                       1
Other(2)                                                 12

(1) Total may not equal 100%.

(2) Includes portfolio holdings in short-term investments.

    For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

SEE NOTES TO FINANCIAL STATEMENTS.

78

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

ASSETS:
  Investments at value - unaffiliated (including
     securities loaned of $27,807,440) (cost - $260,918,828)      $296,799,328
  Investments at value - affiliated (cost - $36,514,206)            36,708,998
  Investments sold receivable                                        1,386,597
  Contributions receivable from the Investors                           59,137
  Dividends receivable                                                 242,913
  Securities lending income receivable                                  44,773
  Prepaid expenses                                                       9,908
  Other assets                                                          13,604
                                                                  ------------
  Total assets                                                     335,265,258
                                                                  ------------
LIABILITIES:
  Collateral on securities loaned at value                          29,285,620
  Bank overdraft                                                       394,413
  Investments purchased payable                                        144,431
  Margin variation payable                                              28,520
  Investment advisory fees payable                                       6,295
  Other liabilities payable                                              4,244
  Other affiliates payable                                               2,434
  Officer's and Directors' fees payable                                     58
  Other accrued expenses payable                                         5,530
                                                                  ------------
Total liabilities                                                   29,871,545
                                                                  ------------
Net assets                                                        $305,393,713
                                                                  ============
NET ASSETS CONSIST OF:
  Investors' capital                                              $269,657,008
  Net unrealized appreciation/depreciation                          35,736,705
                                                                  ------------
Net assets                                                        $305,393,713
                                                                  ============

SEE NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

MASTER EXTENDED MARKET INDEX SERIES
SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of $1,551 foreign withholding tax and
     including $16,859 from affiliates)                                          $  1,732,213
  Interest from affiliates                                                            120,029
  Securities lending                                                                  310,707
                                                                                 ------------
Total income                                                                        2,162,949
                                                                                 ------------
EXPENSES
  Custodian                                                 $     50,324
  Accounting services                                             34,679
  Professional                                                    28,748
  Investment advisory                                             15,193
  Officer and Directors                                            9,145
  Printing                                                         6,392
  Miscellaneous                                                    3,888
                                                            ------------
  Total expenses                                                                      148,369
  Less fees paid indirectly                                                               (82)
                                                                                 ------------
Total expenses after fees paid indirectly                                             148,287
                                                                                 ------------
  Net investment income                                                             2,014,662
                                                                                 ------------
REALIZED & UNREALIZED GAIN (LOSS)
  Net realized gain from:
     Investments (including $442,147 from affiliates)          8,695,360
     Futures                                                     263,003           8,958,363
                                                            ------------
  Net change in unrealized appreciation/depreciation on:
     Investments                                             (37,669,134)
     Futures                                                    (374,222)         (38,043,356)
                                                            ------------         ------------
Total realized and unrealized loss                                                (29,084,993)
                                                                                 ------------
Net decrease in net assets resulting from operations                             $(27,070,331)
                                                                                 ============

SEE NOTES TO FINANCIAL STATEMENTS.

80

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

MASTER EXTENDED MARKET INDEX SERIES
SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2007

INCREASE (DECREASE) IN NET ASSETS:                             6/30/2008            12/31/2007
                                                            ----------------------------------
OPERATIONS:
   Net investment income                                    $  2,014,662         $   4,968,923
   Net realized gain                                           8,958,363            17,639,615
   Net change in unrealized appreciation/depreciation        (38,043,356)           (4,537,443)
                                                            ----------------------------------
Net increase (decrease) in net assets resulting
   from operations                                           (27,070,331)           18,071,095
                                                            ----------------------------------
CAPITAL TRANSACTIONS:
   Proceeds from contributions                                57,168,459           120,701,475
   Fair value of withdrawals                                 (41,463,941)         (146,355,748)
                                                            ----------------------------------
Net increase (decrease) in net assets derived from capital
   transactions                                               15,704,518           (25,654,273)
                                                            ----------------------------------
NET ASSETS:
   Total decrease in net assets                              (11,365,813)           (7,583,178)
   Beginning of period                                       316,759,526           324,342,704
                                                            ----------------------------------
   End of period                                            $305,393,713         $ 316,759,526
                                                            ==================================

SEE NOTES TO FINANCIAL STATEMENTS.

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

The following ratios have been derived from information provided in the financial statements.

                                                 SIX-MONTHS
                                                   ENDED
                                                  JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                    2008           2007         2006         2005         2004          2003
                                                ----------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:
Total investment return                            (8.38%)(1)      5.22%       15.92%       10.58%       18.43%        44.11%

RATIOS TO AVERAGE NET ASSETS:
Total expenses after fees paid indirectly           0.10%(2)       0.08%        0.08%        0.07%        0.09%         0.12%
Total expenses                                      0.10%(2)       0.08%        0.08%        0.07%        0.09%         0.13%
Net investment income                               1.32%(2)       1.33%        1.66%        1.25%        1.08%         1.09%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $305,394       $316,760     $324,343     $252,955     $217,991      $172,482
Portfolio turnover                                    21%            33%          24%          18%          23%           15%

  (1) Aggregate total investment return.
  (2) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

82

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         Master Extended Market Index Series (the "Series"), a diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Directors to issue non-transferable interests, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

         The following is a summary of significant accounting policies followed by the Series:

           A. VALUATION OF INVESTMENTS - Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

              In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value
              Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

              the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

           B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment strategies to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

              1. FINANCIAL  FUTURES  CONTRACTS - The Series may purchase or sell financial or index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses.

           C. PREFERRED STOCK - The Series may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion

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           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

              value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

           D. SEGREGATION - In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregate assets in connection with certain investments (e.g., futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

           E. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

           F. INCOME TAXES - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

 N O T E S
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           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

              The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004, through December 31, 2006. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

           G. RECENT ACCOUNTING PRONOUNCEMENT - In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

           H. SECURITIES LENDING - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans.

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           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

              Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

           I. BANK OVERDRAFT - The Series recorded a bank overdraft, which resulted from a failed trade that settled the next day.

           J. OTHER - Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

(2) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

         The Advisor is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such

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           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

         services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets.

         The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

         For the six months ended June 30, 2008, the Series reimbursed the Advisor $2,216 for certain accounting services, which is included in accounting services in the Statement of Operations.

         Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statement of Operations as fees paid indirectly.

         The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of June 30, 2008, the Series lent securities with a value of $1,007,154 to MLPF&S, or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended June 30, 2008, BIM received $76,211 in securities lending agent fees.

         In addition, MLPF&S received $1,975 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2008.

         Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

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           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

(3) INVESTMENTS
--------------------------------------------------------------------------------

         Purchases and sales of investments,  excluding  short-term  securities,
         for  the  six  months  ended  June  30,  2008,  were   $74,708,052  and
         $63,452,345, respectively.

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

         The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of 0.06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2008.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT APPROVAL
--------------------------------------------------------------------------------

         The Board of Directors (the "Board," the members of which are referred to as "Directors") of Quantitative Master Series LLC (the "Master LLC") met in person in April and June 2008 to consider the approval of the investment advisory agreement between the Master LLC and BlackRock Advisors, LLC (the "Adviser") with respect to Master Extended Market Index Series (the "Portfolio") (the "Advisory Agreement"). The Board also considered the approval of the subadvisory agreement with respect to the Portfolio between the Adviser and BlackRock Investment Management, LLC (the "Subadviser") (the "Subadvisory Agreement"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

ACTIVITIES AND COMPOSITION OF THE BOARD
--------------------------------------------------------------------------------

         The Board consists of thirteen individuals, eleven of whom are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Directors are responsible for the oversight of the operations of the Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Directors. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

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                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

THE AGREEMENTS
--------------------------------------------------------------------------------

         Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the "Transaction"), the Master LLC entered into an Advisory Agreement with the Adviser with respect to the Portfolio with an initial two-year term and the Adviser entered into a Subadvisory Agreement with respect to the Portfolio with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement's initial two-year term, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Portfolio by certain unaffiliated service providers.

         Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Portfolio's Agreements, including the services and support provided to the Portfolio and its shareholders. Among the matters the Board considered were:(a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management's and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Portfolio, such as transfer agency fees and fees for marketing and distribution; (c) the Portfolio's operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions, (e) the Master LLC's compliance with their Codes of Ethics and

 A D V I S O R Y
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                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

         compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

BOARD CONSIDERATIONS IN APPROVING THE AGREEMENTS
--------------------------------------------------------------------------------

         THE APPROVAL PROCESS. Prior to the April 16, 2008 Board meetings at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included
         (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the Portfolio's fees and expenses as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information compiled by the Adviser regarding the investment performance of the Portfolio as compared with its benchmark index; (c) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Portfolio, and a discussion of fall-out benefits; (d) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (e) a report on economies of scale; and (f) sales and redemption data regarding the Portfolio's shares. At the April 16, 2008 meeting, the Board requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding the Portfolio's profitability, the Portfolio's size and the Portfolio's fee levels; and (iv) additional information on sales and redemptions.

92

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                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

         The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Portfolio's shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, allocation of Portfolio's brokerage fees (including the benefits of "soft dollars"), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

         At an in-person meeting held on April 16, 2008, the Board discussed and considered the materials provided. As a result of the discussions that occurred during the April 16, 2008 meeting, the Board requested and BlackRock provided the additional information, as detailed above, in advance of the June 3-4, 2008 Board meetings. At an in-person meeting held on June 3-4, 2008, the Board, including the Independent Directors, unanimously approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Portfolio and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; and (iv) economies of scale.

         A. NATURE, EXTENT, AND QUALITY OF SERVICES. The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. The Board compared the Portfolio's performance to the performance of the Wilshire 4500 (Full Cap) Index, its benchmark index. The Board

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                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

         met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing the Portfolio performance and the Portfolio's investment objective, strategies and outlook.

         The Board considered, among other factors, the size and experience of BlackRock's investment personnel generally, and of the Portfolio's portfolio management team; BlackRock's portfolio trading capabilities; BlackRock's use of technology; BlackRock's commitment to compliance; and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the portfolio management teams of the Portfolio and BlackRock's ability to attract and retain high-quality talent.

         In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers;
         (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

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                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

         B. THE  INVESTMENT  PERFORMANCE  OF THE  PORTFOLIO AND  BLACKROCK.  The
         Board, including the Independent Directors, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2008 meeting, the Board was provided with information compiled by the Adviser comparing the Portfolio's performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

         The Board noted that the Portfolio's investment performance in the three- and five-year periods reported was better than the investment performance of the Wilshire 4500 (Full Cap) Index, its benchmark index.

         C. CONSIDERATION OF THE ADVISORY FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY BLACKROCK AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE PORTFOLIO. The Board, including the Independent Directors, reviewed the Portfolio's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Portfolio's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

         The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

         In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits

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                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

         relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board. The Board noted that the Portfolio paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers.

         D. ECONOMIES OF SCALE. The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolio. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Portfolio's management fee is appropriate in light of the scale of the Portfolio.

         E. OTHER FACTORS. The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock's ability

96

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2008 (UNAUDITED)

        to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by transactions in the Portfolio, to assist itself in managing all or a number of its other client accounts.

        In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.

        CONCLUSION. The Board approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009; and (b) the Subadvisory Agreement between the Adviser and Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and the Portfolio's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock (and predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.

                TRUSTEES    Christopher W. Claus
                            Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Barbara B. Ostdiek, Ph.D.
                            Michael F. Reimherr
                            Richard A. Zucker

--------------------------------------------------------------------------------

          ADMINISTRATOR,    USAA Investment Management Company
     INVESTMENT ADVISER,    P.O. Box 659453
        UNDERWRITER, AND    San Antonio, Texas 78265-9825
             DISTRIBUTOR

--------------------------------------------------------------------------------

          TRANSFER AGENT    USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN    JP Morgan Chase Bank
                            3 Chase Metrotech
                            Brooklyn, New York 11245

--------------------------------------------------------------------------------

        ACCOUNTING AGENT    State Street Bank and Trust Company
                            500 College Road East
                            Princeton, New Jersey 08540

--------------------------------------------------------------------------------

             INDEPENDENT    Ernst & Young LLP
       REGISTERED PUBLIC    100 West Houston St., Suite 1800
         ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

             MUTUAL FUND    LEARN MORE NOW
     SELF-SERVICE   24/7    At   "Products   &   Services"   click
            AT  USAA.COM    "Investments" then "Mutual Funds"

                 OR CALL    View account balance, transactions, fund
          (800) 531-USAA    prices, or exchange/redeem fund shares.
                  (8722)    Go to "My Accounts" then "Investments"


COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP:// WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37757-0808                                   (C)2008, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.